UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2018 through August 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Institutional Trust Funds

August 31, 2018 (Unaudited)

JPMorgan Core Bond Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

October 9, 2018 (Unaudited)

Dear Shareholder,

The world’s leading economies continued to expand in the six months ended August 31, 2018, though the pattern of synchronized global growth that had characterized the previous two years began to dissipate amid geopolitical tensions and rising borrowing costs for emerging market nations.

“During the reporting period, the current U.S. economic expansion became the second longest on record.” — George C.W. Gatch

U.S. gross domestic product (GDP) growth surged to 4.2% in the second quarter of 2018 from 2.2% in the first quarter. Notably, unemployment stood at 3.9% in August, though wage growth remained subdued. While the U.S. raised import tariffs on Chinese goods worth billions of dollars and the Chinese government responded in kind during the reporting period, trade tensions with China and other U.S. trading partners appeared to have little impact on business sentiment in the U.S. In response to continued economic growth and falling unemployment, the U.S. Federal Reserve raised benchmark interest rates in March and again in June. (Subsequent to the end of the reporting period, the central bank raised interest rates in September 2018.)

In the European Union, positive economic growth was clouded by political uncertainty. Second quarter GDP rose 2.1%, though core inflation remained below the European Central Bank’s (ECB) target rate. Unemployment in the 19-nation euro area fell to 8.1% in August, the lowest level since November 2008. However, a new government in Italy raised investor concerns that its budget plans would deviate from the European Commission’s stability and growth pact and force the commission to enact punitive measures. Against this backdrop, the ECB held to its plan to maintain interest rates at current levels until at least next summer. Meanwhile, negotiations over the U.K.’s exit from the European Union continued without resolution, raising political tensions between leaders in the EU and the U.K. as well as within the Britain’s ruling Conservative Party.

While trade tensions led to a decline in Chinese exports to the U.S., the Chinese government took steps to further stimulate domestic demand and capital outflows from China appeared limited at the end of the reporting period.

Meanwhile, select emerging market nations saw the value of their currencies and their sovereign debt plummet. Nations dependent on foreign lending and imported petroleum were hit hardest by rising U.S. interest rates and a strengthening U.S. dollar that effectively raised borrowing costs. The economies of Argentina, Brazil, South Africa and Turkey were among those hurt by rising borrowing costs and/or political uncertainty.

In financial markets, U.S. equities largely recovered from a sharp sell-off in February 2018 and outperformed other regions and other asset classes. Record corporate earnings, strong consumer spending and positive economic data bolstered equity prices and pushed the S&P 500 Index to record highs in August. Equity prices in other developed markets were weak and prices fell sharply in emerging markets. Bond markets were mixed, with limited positive returns in select U.S. Treasury bonds and U.S. high yield bonds (also called “junk bonds”) and negative returns for emerging markets debt. Notably, global energy prices rose somewhat during the reporting period, which supported oil exporting economies without becoming a large drag on global economic growth.

During the reporting period, the current U.S. economic expansion became the second longest on record. While the underlying fundamentals of continued global economic growth remained in place at the end of August, the longer-term impact of protectionist U.S. trade policy and the extent of currency devaluation in emerging markets were key issues looming over global financial markets.

We believe that investors may be best served by a well-diversified portfolio and a patient outlook. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

During the reporting period, U.S. bond markets largely underperformed U.S. equities, which were supported by record corporate profits, strong consumer spending and continued economic growth. The U.S. Federal Reserve raised interest rates in March and again in June.

Within fixed-income markets, high yield bonds (also known as “junk bonds”) continued to outperform investment grade corporate debt and U.S. Treasury bonds. However, bond prices overall were weighed down by expectations of accelerating inflation and rising interest rates as the U.S. economic expansion became the second-longest on record.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

Reporting Period Return:
Fund*	1.05%
Bloomberg Barclays U.S. Aggregate Bond Index (formerly Bloomberg Barclays U.S. Aggregate Index)	1.15%
Net Assets as of 8/31/2018 (In Thousands)	$2,046,287

Duration as of 8/31/2018	5.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2018, the Fund underperformed the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight position in the 30-year portion of the yield curve was a leading detractor from performance as that portion of the yield curve outperformed other portions. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s security selection within agency mortgage-backed securities also detracted from relative performance.

The Fund’s shorter overall duration relative to the Benchmark was a leading contributor to relative performance as interest rates rose during the reporting period. Duration measures the price sensitivity of a bond or portfolio of bonds relative to changes in interest rates. Generally, a bond with shorter duration will experience a smaller decrease in price as interest rates rise, compared with longer duration bonds. The Fund’s overweight position and security selection in short duration securitized credit, including asset-backed securities and non-agency mortgages, also made a positive contribution to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, relative to the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	26.1%
Corporate Bonds	23.5
Mortgage-Backed Securities	16.1
Collateralized Mortgage Obligations	14.4
Asset-Backed Securities	12.1
Commercial Mortgage-Backed Securities	4.9
U.S. Government Agency Securities	1.4
Others (each less than 1.0%)	1.2
Short-Term Investments	0.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2018. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2018

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	1.05%	(0.62)%	2.87%	4.83%

*	Not annualized

TEN YEAR PERFORMANCE (8/31/08 TO 8/31/18)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Intermediate U.S. Government Funds Index from August 31, 2008 to August 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Bond Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Bond Index is an

unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

Reporting Period Return:
Fund*	1.18%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	0.99%
Net Assets as of 8/31/2018 (In Thousands)	$153,488

Duration as of 8/31/2018	3.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2018, the Fund outperformed the Bloomberg Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight position in the 2-3 year portion of the yield curve was a leading contributor to performance as the 2-3 year portion of the yield curve underperformed other maturities. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s out-of-Benchmark allocation to structured credit, including non-agency mortgages and asset backed securities, also helped relative performance.

The Fund’s security selection with agency mortgages and within corporate bonds was a leading detractor from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	31.9%
U.S. Treasury Obligations	26.2
Collateralized Mortgage Obligations	17.5
Asset-Backed Securities	9.6
Mortgage-Backed Securities	9.4
Commercial Mortgage-Backed Securities	3.6
Others (each less than 1.0%)	1.0
Short-Term Investments	0.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2018. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2018

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	1.18%	(0.24)%	2.27%	4.03%

*	Not annualized

TEN YEAR PERFORMANCE (8/31/08 TO 8/31/18)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Bloomberg Barclays Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from August 31, 2008 to August 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 26.0%
U.S. Treasury Bonds 6.13%, 8/15/2029	300	391
5.38%, 2/15/2031	45	56
4.38%, 5/15/2040	80	98
2.88%, 5/15/2043	17,375	16,934
3.63%, 8/15/2043	27,650	30,567
3.75%, 11/15/2043	11,654	13,149
3.63%, 2/15/2044	17,780	19,677
2.50%, 2/15/2045	3,900	3,527
2.88%, 8/15/2045	2,300	2,236
3.00%, 2/15/2048	670	667
3.13%, 5/15/2048	5,127	5,230
U.S. Treasury Inflation Indexed Bonds 1.75%, 1/15/2028	300	391
3.63%, 4/15/2028	799	1,565
2.50%, 1/15/2029	300	410
U.S. Treasury Inflation Indexed Notes 1.38%, 1/15/2020	607	713
0.13%, 1/15/2022	2,453	2,673
U.S. Treasury Notes 1.13%, 1/31/2019	15,000	14,931
1.13%, 2/28/2019	11,000	10,940
1.38%, 2/28/2019	7,000	6,969
1.00%, 11/15/2019	20,000	19,641
1.38%, 2/29/2020	8,000	7,859
1.38%, 3/31/2020	20,000	19,625
1.38%, 1/31/2021	880	853
2.63%, 5/15/2021	1,006	1,004
3.13%, 5/15/2021	7,250	7,331
2.13%, 8/15/2021	23,000	22,624
2.00%, 10/31/2021	1,100	1,076
2.00%, 7/31/2022	5,000	4,864
1.63%, 8/31/2022	3,000	2,874
2.00%, 10/31/2022	1,650	1,602
1.50%, 2/28/2023	3,000	2,843
2.75%, 5/31/2023	5,877	5,878
2.13%, 2/29/2024	269	260
2.50%, 5/15/2024	500	493
1.88%, 8/31/2024	569	540
2.25%, 11/15/2024	400	387
2.88%, 4/30/2025	1,212	1,217
2.88%, 5/31/2025	7,419	7,446
2.00%, 8/15/2025	262	249
1.63%, 2/15/2026	28	25
2.25%, 2/15/2027	1,368	1,307
2.88%, 5/15/2028	5,356	5,356

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury STRIPS Bonds 2.23%, 2/15/2020 (a)	2,755	2,655
3.64%, 8/15/2020 (a)	14,465	13,735
2.49%, 2/15/2021 (a)	12,095	11,325
1.96%, 5/15/2021 (a)	23,265	21,623
3.63%, 8/15/2021 (a)	6,100	5,630
3.41%, 11/15/2021 (a)	9,980	9,149
2.78%, 2/15/2022 (a)	15,768	14,334
2.41%, 5/15/2022 (a)	18,545	16,737
2.97%, 8/15/2022 (a)	4,800	4,302
2.69%, 11/15/2022 (a)	14,400	12,818
3.38%, 2/15/2023 (a)	38,462	33,992
2.97%, 5/15/2023 (a)	14,070	12,341
2.28%, 8/15/2023 (a)	13,900	12,112
2.28%, 11/15/2023 (a)	14,000	12,101
2.37%, 2/15/2024 (a)	2,200	1,888
6.70%, 5/15/2024 (a)	200	170
5.01%, 8/15/2024 (a)	600	507
6.57%, 5/15/2026 (a)	1,500	1,202
3.41%, 8/15/2026 (a)	1,592	1,266
6.69%, 5/15/2027 (a)	2,550	1,979
6.40%, 11/15/2029 (a)	100	72
4.61%, 11/15/2030 (a)	12,855	8,927
3.19%, 2/15/2032 (a)	9,575	6,388
3.64%, 5/15/2032 (a)	18,050	11,959
3.02%, 8/15/2032 (a)	14,395	9,459
4.10%, 11/15/2032 (a)	10,140	6,608
3.86%, 2/15/2033 (a)	5,500	3,558
4.32%, 5/15/2033 (a)	16,500	10,597
5.96%, 8/15/2033 (a)	3,050	1,943
3.79%, 2/15/2034 (a)	9,500	5,959
3.37%, 5/15/2034 (a)	10,600	6,600
3.82%, 8/15/2034 (a)	1,650	1,020
3.03%, 11/15/2041 (a)	23,500	11,731
U.S. Treasury STRIPS Notes 1.67%, 2/15/2020 (a)	10,535	10,151

Total U.S. Treasury Obligations (Cost $531,517)		531,316

Corporate Bonds — 23.3%
Aerospace & Defense — 0.3%
Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	557	540
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	148
BAE Systems Holdings, Inc. (United Kingdom) 6.38%, 6/1/2019 (b)	400	410

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
Harris Corp. 3.83%, 4/27/2025	850	837
Lockheed Martin Corp. 4.07%, 12/15/2042	600	583
Northrop Grumman Corp. 3.25%, 1/15/2028	200	189
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	300	401
Precision Castparts Corp. 3.25%, 6/15/2025	1,350	1,323
Rockwell Collins, Inc. 3.20%, 3/15/2024	350	340
4.35%, 4/15/2047	199	193
United Technologies Corp. 3.95%, 8/16/2025	215	216
4.45%, 11/16/2038	210	208
4.50%, 6/1/2042	914	905
4.15%, 5/15/2045	543	511

		6,804

Air Freight & Logistics — 0.0% (c)
FedEx Corp. 3.90%, 2/1/2035	318	300
4.10%, 4/15/2043	100	91

		391

Airlines — 0.0% (c)
Continental Airlines Pass-Through Trust
Series 2012-2, Class A, 4.00%, 10/29/2024	164	165

Automobiles — 0.2%
Daimler Finance North America LLC (Germany) 2.25%, 3/2/2020 (b)	305	301
Ford Motor Co. 7.45%, 7/16/2031	1,500	1,663
General Motors Co. 6.60%, 4/1/2036	1,286	1,380
Hyundai Capital America 2.40%, 10/30/2018 (b)	526	523
3.00%, 3/18/2021 (b)	1,000	980

		4,847

Banks — 4.0%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (b)	1,216	1,231
ANZ New Zealand Int’l Ltd. (New Zealand) 2.60%, 9/23/2019 (b)	750	747
2.85%, 8/6/2020 (b)	402	399
Australia & New Zealand Banking Group Ltd. (Australia) 4.88%, 1/12/2021 (b)	228	236
4.40%, 5/19/2026 (b)	263	260
Banco Santander SA (Spain) 3.13%, 2/23/2023	400	383
4.38%, 4/12/2028	400	387

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of America Corp. 3.30%, 1/11/2023	885	878
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	588	580
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (d)	1,855	1,808
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	1,747	1,701
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (d)	547	543
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	526	503
3.25%, 10/21/2027	1,189	1,117
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	1,700	1,643
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	4,975	4,684
Bank of Montreal (Canada) 2.10%, 12/12/2019	3,000	2,975
Barclays plc (United Kingdom) 3.68%, 1/10/2023	770	753
3.65%, 3/16/2025	1,808	1,708
4.38%, 1/12/2026	400	391
BB&T Corp. 5.25%, 11/1/2019	740	759
BNP Paribas SA (France) 3.50%, 3/1/2023 (b)	290	284
3.38%, 1/9/2025 (b)	425	403
BNZ International Funding Ltd. (New Zealand) 2.10%, 9/14/2021 (b)	450	431
2.65%, 11/3/2022 (b)	632	607
Canadian Imperial Bank of Commerce (Canada) 2.25%, 7/21/2020 (b)	952	938
Capital One Bank USA NA 3.38%, 2/15/2023	300	293
Capital One NA 2.40%, 9/5/2019	850	846
Citigroup, Inc. 2.40%, 2/18/2020	500	495
2.65%, 10/26/2020	1,210	1,196
2.70%, 3/30/2021	778	767
2.35%, 8/2/2021	115	112
3.88%, 3/26/2025	500	489
5.50%, 9/13/2025	865	921
3.70%, 1/12/2026	1,900	1,855
3.40%, 5/1/2026	1,000	957
4.30%, 11/20/2026	1,200	1,183
6.63%, 1/15/2028	250	291
8.13%, 7/15/2039	223	320
5.88%, 1/30/2042	321	375
Citizens Bank NA 3.70%, 3/29/2023	720	721

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Commonwealth Bank of Australia (Australia) 3.45%, 3/16/2023 (b)	600	598
4.50%, 12/9/2025 (b)	832	830
3.90%, 3/16/2028 (b)	600	600
Cooperatieve Rabobank UA (Netherlands) 4.38%, 8/4/2025	1,738	1,732
5.80%, 9/30/2110 (b)	500	569
Credit Agricole SA (France) 4.38%, 3/17/2025 (b)	1,250	1,231
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 2.75%, 3/26/2020	250	248
3.80%, 6/9/2023	800	795
3.75%, 3/26/2025	340	330
Discover Bank 3.10%, 6/4/2020	343	342
4.25%, 3/13/2026	1,205	1,196
Fifth Third Bancorp 3.95%, 3/14/2028	500	496
Fifth Third Bank 2.38%, 4/25/2019	600	599
2.88%, 10/1/2021	340	335
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b)	575	593
HSBC Holdings plc (United Kingdom) 2.65%, 1/5/2022	2,212	2,152
4.00%, 3/30/2022	1,056	1,074
3.60%, 5/25/2023	1,054	1,049
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (d)	473	458
4.25%, 8/18/2025	939	933
3.90%, 5/25/2026	200	197
Huntington Bancshares, Inc. 3.15%, 3/14/2021	321	320
Huntington National Bank (The) 2.88%, 8/20/2020	858	852
Intesa Sanpaolo SpA (Italy) 3.88%, 7/14/2027 (b)	859	738
KeyBank NA 3.18%, 5/22/2022	729	719
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	612	585
4.58%, 12/10/2025	400	394
4.38%, 3/22/2028	475	467
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.95%, 3/1/2021	243	241
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.45%, 10/16/2019 (b)	800	795

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019 (b)	623	621
Mizuho Financial Group, Inc. (Japan) 2.63%, 4/12/2021 (b)	742	726
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	270	267
National Australia Bank Ltd. (Australia) 2.50%, 1/12/2021	700	687
Nordea Bank AB (Sweden) 4.25%, 9/21/2022 (b)	945	959
PNC Bank NA 1.95%, 3/4/2019	490	489
PNC Financial Services Group, Inc. (The) 6.70%, 6/10/2019	298	307
4.38%, 8/11/2020	864	885
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	337	346
Royal Bank of Scotland Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	290	290
Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	452	447
3.57%, 1/10/2023	200	195
Societe Generale SA (France) 2.50%, 4/8/2021 (b)	850	829
SpareBank 1 Boligkreditt A/S (Norway) 1.75%, 11/15/2019 (b)	927	914
Stadshypotek AB (Sweden) 1.88%, 10/2/2019 (b)	1,148	1,136
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (b)	700	716
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (d)	400	393
4.05%, 4/12/2026 (b)	769	753
(ICE LIBOR USD 3 Month + 1.97%), 4.87%, 3/15/2033 (b) (d)	200	196
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.78%, 10/18/2022	542	525
3.10%, 1/17/2023	689	675
2.63%, 7/14/2026	872	797
SunTrust Banks, Inc. 2.90%, 3/3/2021	253	251
4.00%, 5/1/2025	265	267
Toronto-Dominion Bank (The) (Canada) 2.25%, 11/5/2019	521	518
2.13%, 4/7/2021	115	112
1.80%, 7/13/2021	114	110

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
UBS Group Funding Switzerland AG (Switzerland) 3.49%, 5/23/2023 (b)	269	266
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (d)	200	193
4.13%, 9/24/2025 (b)	300	301
4.13%, 4/15/2026 (b)	963	962
US Bancorp 7.50%, 6/1/2026	1,277	1,555
US Bank NA 2.80%, 1/27/2025	896	857
Wells Fargo & Co. 3.50%, 3/8/2022	850	853
3.07%, 1/24/2023	500	489
4.48%, 1/16/2024	702	723
3.30%, 9/9/2024	1,000	979
3.00%, 2/19/2025	453	432
3.00%, 4/22/2026	540	506
4.10%, 6/3/2026	637	632
Westpac Banking Corp. (Australia) 3.40%, 1/25/2028	690	667

		82,464

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium) 3.30%, 2/1/2023	2,722	2,700
3.65%, 2/1/2026	2,633	2,576
4.70%, 2/1/2036	1,430	1,450
4.90%, 2/1/2046	1,135	1,153
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.38%, 4/15/2038	400	390
4.75%, 4/15/2058	710	697
Coca-Cola Femsa SAB de CV (Mexico) 3.88%, 11/26/2023	250	248
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	299
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025 (b)	149	151
3.43%, 6/15/2027	250	233
4.99%, 5/25/2038 (b)	215	219
PepsiCo, Inc. 4.45%, 4/14/2046	534	564

		10,680

Biotechnology — 0.2%
AbbVie, Inc. 3.60%, 5/14/2025	813	794
Amgen, Inc. 4.95%, 10/1/2041	500	512
Baxalta, Inc. 3.60%, 6/23/2022	500	503
5.25%, 6/23/2045	167	182

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — continued
Celgene Corp. 3.45%, 11/15/2027	250	234
5.70%, 10/15/2040	633	690
Gilead Sciences, Inc. 3.70%, 4/1/2024	189	190
3.50%, 2/1/2025	210	207
3.65%, 3/1/2026	632	626
4.60%, 9/1/2035	816	847

		4,785

Building Products — 0.1%
Johnson Controls International plc 3.75%, 12/1/2021	591	596
5.25%, 12/1/2041	1,000	1,027
4.95%, 7/2/2064 (e)	273	260
Masco Corp. 6.50%, 8/15/2032	600	666

		2,549

Capital Markets — 2.5%
Bank of New York Mellon Corp. (The) 4.60%, 1/15/2020	760	778
2.60%, 8/17/2020	909	902
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (d)	1,363	1,326
3.25%, 9/11/2024	700	691
2.80%, 5/4/2026	254	241
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	409
Brookfield Finance, Inc. (Canada) 3.90%, 1/25/2028	337	322
4.70%, 9/20/2047	427	410
Carlyle Promissory Note 4.34%, 7/15/2019 ‡	106	106
CME Group, Inc. 5.30%, 9/15/2043	285	338
Credit Suisse AG (Switzerland) 2.30%, 5/28/2019	728	726
3.63%, 9/9/2024	402	399
Credit Suisse Group AG (Switzerland) 3.57%, 1/9/2023 (b)	729	719
4.28%, 1/9/2028 (b)	762	750
Deutsche Bank AG (Germany) 4.25%, 10/14/2021	1,000	995
3.30%, 11/16/2022	1,000	951
FMR LLC 6.45%, 11/15/2039 (b)	500	628
Goldman Sachs Group, Inc. (The) 5.38%, 3/15/2020	1,786	1,846
2.75%, 9/15/2020	506	502
2.35%, 11/15/2021	1,940	1,880
3.00%, 4/26/2022	1,200	1,179

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	2,473	2,405
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	493	478
3.50%, 1/23/2025	557	542
3.75%, 5/22/2025	1,984	1,953
4.25%, 10/21/2025	1,415	1,407
3.50%, 11/16/2026	469	446
3.85%, 1/26/2027	830	808
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	2,093	1,996
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (d)	1,000	988
6.75%, 10/1/2037	685	827
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	447	447
4.00%, 10/15/2023	884	907
Invesco Finance plc 4.00%, 1/30/2024	657	666
3.75%, 1/15/2026	390	390
Jefferies Group LLC 6.45%, 6/8/2027	749	813
Macquarie Bank Ltd. (Australia) 2.60%, 6/24/2019 (b)	896	895
2.85%, 7/29/2020 (b)	1,000	991
4.00%, 7/29/2025 (b)	1,000	997
Macquarie Group Ltd. (Australia) 6.00%, 1/14/2020 (b)	1,200	1,241
6.25%, 1/14/2021 (b)	1,650	1,750
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	700	654
Morgan Stanley 7.30%, 5/13/2019	970	1,000
5.63%, 9/23/2019	1,265	1,300
2.65%, 1/27/2020	500	497
5.50%, 7/24/2020	475	495
5.75%, 1/25/2021	906	956
2.50%, 4/21/2021	1,064	1,042
5.50%, 7/28/2021	559	591
3.75%, 2/25/2023	2,365	2,380
4.00%, 7/23/2025	2,873	2,884
3.88%, 1/27/2026	946	933
State Street Corp. 3.10%, 5/15/2023	369	364

		50,141

Chemicals — 0.3%
Albemarle Corp. 5.45%, 12/1/2044	150	158
Chevron Phillips Chemical Co. LLC 3.70%, 6/1/2028 (b)	600	597

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued
Dow Chemical Co. (The) 4.25%, 10/1/2034	375	365
Mosaic Co. (The) 5.45%, 11/15/2033	861	888
4.88%, 11/15/2041	79	73
Nutrien Ltd. (Canada) 3.38%, 3/15/2025	490	465
3.00%, 4/1/2025	660	613
4.13%, 3/15/2035	455	422
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	381	368
Union Carbide Corp. 7.50%, 6/1/2025	1,000	1,174
7.75%, 10/1/2096	850	1,069
Westlake Chemical Corp. 4.38%, 11/15/2047	237	217

		6,409

Commercial Services & Supplies — 0.0% (c)
Republic Services, Inc. 2.90%, 7/1/2026	175	163

Communications Equipment — 0.1%
Cisco Systems, Inc. 5.90%, 2/15/2039	755	942
5.50%, 1/15/2040	350	421

		1,363

Construction & Engineering — 0.0% (c)
Fluor Corp. 3.38%, 9/15/2021	789	798

Construction Materials — 0.1%
CRH America, Inc. (Ireland) 3.88%, 5/18/2025 (b)	417	411
5.13%, 5/18/2045 (b)	893	906
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	715

		2,032

Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	390	378
3.50%, 1/15/2025	600	572
American Express Credit Corp. 1.88%, 11/5/2018	1,028	1,027
2.25%, 5/5/2021	1,126	1,099
2.70%, 3/3/2022	715	699
Capital One Financial Corp. 3.20%, 2/5/2025	1,069	1,015
4.20%, 10/29/2025	250	246
Ford Motor Credit Co. LLC 3.34%, 3/28/2022	1,000	967
3.81%, 1/9/2024	1,085	1,041
4.13%, 8/4/2025	1,162	1,097

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
General Motors Financial Co., Inc. 3.45%, 4/10/2022	1,091	1,072
3.70%, 5/9/2023	1,230	1,205
3.95%, 4/13/2024	1,400	1,370
3.50%, 11/7/2024	640	607
4.35%, 4/9/2025	540	533
4.30%, 7/13/2025	550	541
John Deere Capital Corp. 3.15%, 10/15/2021	233	233
2.70%, 1/6/2023	819	800
2.80%, 3/6/2023	893	877
Synchrony Financial 4.25%, 8/15/2024	660	640

		16,019

Containers & Packaging — 0.1%
International Paper Co. 8.70%, 6/15/2038	470	663
7.30%, 11/15/2039	600	763
WestRock Co. 3.75%, 3/15/2025 (b)	400	394

		1,820

Diversified Consumer Services — 0.0% (c)
President & Fellows of Harvard College 3.30%, 7/15/2056	643	577

Diversified Financial Services — 0.8%
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	573	554
4.42%, 11/15/2035	7,083	6,815
GTP Acquisition Partners I LLC 2.35%, 6/15/2020 (b)	1,236	1,211
3.48%, 6/16/2025 (b)	1,436	1,408
Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022 (b)	539	530
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)
2.65%, 9/19/2022 (b)	606	581
National Rural Utilities Cooperative Finance Corp. 10.38%, 11/1/2018	203	205
2.95%, 2/7/2024	306	298
ORIX Corp. (Japan) 2.90%, 7/18/2022	553	537
Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	2,069	2,106
Siemens Financieringsmaatschappij NV (Germany) 2.90%, 5/27/2022 (b)	634	625
3.13%, 3/16/2024 (b)	750	734
4.40%, 5/27/2045 (b)	513	533

		16,137

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — 1.0%
AT&T, Inc. 3.95%, 1/15/2025	1,126	1,110
4.13%, 2/17/2026	821	811
4.30%, 2/15/2030 (b)	4,567	4,375
4.50%, 5/15/2035	525	487
6.00%, 8/15/2040	2,000	2,106
5.35%, 9/1/2040	500	492
4.30%, 12/15/2042	348	298
4.35%, 6/15/2045	462	395
British Telecommunications plc (United Kingdom) 9.63%, 12/15/2030 (e)	150	214
Centel Capital Corp. 9.00%, 10/15/2019	600	629
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (b)	175	168
4.88%, 3/6/2042 (b)	232	232
Qwest Corp. 6.75%, 12/1/2021	741	794
Telefonica Emisiones SAU (Spain) 5.13%, 4/27/2020	526	542
5.46%, 2/16/2021	316	331
4.10%, 3/8/2027	321	312
Verizon Communications, Inc. 3.50%, 11/1/2021	400	404
3.38%, 2/15/2025	2,304	2,243
4.33%, 9/21/2028 (b)	962	969
4.40%, 11/1/2034	1,895	1,830
4.27%, 1/15/2036	200	188
5.25%, 3/16/2037	457	483
4.81%, 3/15/2039	943	946
5.01%, 8/21/2054	566	551

		20,910

Electric Utilities — 1.5%
Alabama Power Co. 6.13%, 5/15/2038	239	296
Arizona Public Service Co. 2.20%, 1/15/2020	133	132
5.05%, 9/1/2041	467	522
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	455	445
3.50%, 8/15/2046	376	339
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	1,234	1,183
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (b)	831	847
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	236	235

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Carolinas LLC 6.00%, 1/15/2038	100	123
6.05%, 4/15/2038	155	193
4.25%, 12/15/2041	129	132
Duke Energy Florida LLC 6.40%, 6/15/2038	90	116
Duke Energy Progress LLC 4.10%, 5/15/2042	273	272
4.10%, 3/15/2043	125	125
Edison International 4.13%, 3/15/2028	200	200
Electricite de France SA (France) 6.00%, 1/22/2114 (b)	1,300	1,368
Enel Finance International NV (Italy) 3.63%, 5/25/2027 (b)	740	681
Entergy Arkansas, Inc. 3.50%, 4/1/2026	175	174
Entergy Corp. 2.95%, 9/1/2026	336	311
Entergy Louisiana LLC 3.05%, 6/1/2031	629	582
Entergy Mississippi, Inc. 2.85%, 6/1/2028	559	520
Evergy, Inc. 4.85%, 6/1/2021	679	698
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	289	296
Florida Power & Light Co. 5.95%, 2/1/2038	350	435
Hydro-Quebec (Canada)
Series HY, 8.40%, 1/15/2022	1,000	1,152
8.05%, 7/7/2024	350	431
Indiana Michigan Power Co. 7.00%, 3/15/2019	100	102
ITC Holdings Corp. 2.70%, 11/15/2022	900	867
Jersey Central Power & Light Co. 7.35%, 2/1/2019	100	102
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	757	785
Kansas City Power & Light Co. 5.30%, 10/1/2041	1,400	1,588
Korea Southern Power Co. Ltd. (South Korea)
3.00%, 1/29/2021 (b)	228	225
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	317
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	129
5.38%, 9/15/2040	55	63
5.45%, 5/15/2041	305	355
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	168	158
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	371	369
Niagara Mohawk Power Corp. 4.88%, 8/15/2019 (b)	300	305
3.51%, 10/1/2024 (b)	493	492

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Northern States Power Co. 6.25%, 6/1/2036	510	642
Oncor Electric Delivery Co. LLC 6.80%, 9/1/2018	840	840
7.00%, 9/1/2022	110	125
Pacific Gas & Electric Co. 3.50%, 6/15/2025	781	742
2.95%, 3/1/2026	492	445
6.05%, 3/1/2034	100	112
4.50%, 12/15/2041	390	366
4.60%, 6/15/2043	90	87
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	141
Pepco Holdings LLC 7.45%, 8/15/2032	316	389
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,394
PPL Capital Funding, Inc. 3.40%, 6/1/2023	200	196
Progress Energy, Inc. 3.15%, 4/1/2022	673	665
7.00%, 10/30/2031	300	380
Public Service Co. of Colorado 3.55%, 6/15/2046	214	194
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	3,196
Public Service Electric & Gas Co. 5.38%, 11/1/2039	317	372
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	400	395
Series 08-A, 5.95%, 2/1/2038	200	237
Southern Co. (The) 3.25%, 7/1/2026	357	336
Southwestern Public Service Co. 4.50%, 8/15/2041	200	210
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	365
Virginia Electric & Power Co. 3.45%, 2/15/2024	64	64
Xcel Energy, Inc. 6.50%, 7/1/2036	74	95
4.80%, 9/15/2041	92	98

		29,751

Electrical Equipment — 0.0% (c)
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	292	288
Eaton Corp. 7.63%, 4/1/2024	300	352
4.00%, 11/2/2032	170	170

		810

Electronic Equipment, Instruments & Components — 0.0% (c)
Arrow Electronics, Inc. 4.50%, 3/1/2023	190	193
3.25%, 9/8/2024	219	206

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
3.88%, 1/12/2028	442	417

		816

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	300	318
Halliburton Co. 7.45%, 9/15/2039	500	669
Schlumberger Holdings Corp. 3.63%, 12/21/2022 (b)	649	650
4.00%, 12/21/2025 (b)	200	201
Schlumberger Investment SA 3.30%, 9/14/2021 (b)	441	442

		2,280

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp. 5.90%, 11/1/2021	100	107
3.50%, 1/31/2023	1,043	1,028
5.00%, 2/15/2024	974	1,023
3.38%, 10/15/2026	312	293
American Tower Trust #1 3.07%, 3/15/2023 (b)	750	738
AvalonBay Communities, Inc. 2.85%, 3/15/2023	700	681
Boston Properties LP 3.20%, 1/15/2025	532	513
3.65%, 2/1/2026	483	472
Brixmor Operating Partnership LP 3.85%, 2/1/2025	400	389
Crown Castle International Corp. 4.00%, 3/1/2027	264	256
DDR Corp. 4.70%, 6/1/2027	330	334
Digital Realty Trust LP 3.70%, 8/15/2027	252	242
Duke Realty LP 3.25%, 6/30/2026	239	226
EPR Properties 4.50%, 6/1/2027	621	599
4.95%, 4/15/2028	305	303
Equity Commonwealth 5.88%, 9/15/2020	600	617
Government Properties Income Trust 3.75%, 8/15/2019	2,150	2,161
4.00%, 7/15/2022	784	779
HCP, Inc. 4.20%, 3/1/2024	230	231
3.88%, 8/15/2024	794	781
3.40%, 2/1/2025	265	253
National Retail Properties, Inc. 4.00%, 11/15/2025	783	776
Realty Income Corp. 3.88%, 4/15/2025	485	484
4.65%, 3/15/2047	556	573

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	408
Select Income 3.60%, 2/1/2020	1,000	996
Senior Housing Properties Trust 3.25%, 5/1/2019	500	500
4.75%, 2/15/2028	400	392
Simon Property Group LP 3.75%, 2/1/2024	532	537
3.38%, 10/1/2024	868	857
UDR, Inc. 2.95%, 9/1/2026	382	354
Ventas Realty LP 3.50%, 2/1/2025	242	233
4.13%, 1/15/2026	406	403
3.85%, 4/1/2027	554	537
VEREIT Operating Partnership LP 4.60%, 2/6/2024	1,000	1,009
Welltower, Inc. 4.50%, 1/15/2024	732	749

		20,834

Food & Staples Retailing — 0.1%
CVS Pass-Through Trust 4.70%, 1/10/2036 (b)	692	687
Sysco Corp. 3.55%, 3/15/2025	140	137
3.75%, 10/1/2025	291	289
4.45%, 3/15/2048	100	99
Walgreen Co. 4.40%, 9/15/2042	200	182
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	100	99
4.50%, 11/18/2034	386	370

		1,863

Food Products — 0.3%
Bunge Ltd. Finance Corp. 3.50%, 11/24/2020	95	95
Campbell Soup Co. 3.95%, 3/15/2025	720	700
Cargill, Inc. 3.30%, 3/1/2022 (b)	600	600
3.25%, 3/1/2023 (b)	115	114
General Mills, Inc. 4.00%, 4/17/2025	490	490
4.20%, 4/17/2028	315	314
4.55%, 4/17/2038	120	118
Kellogg Co. 3.40%, 11/15/2027	190	180
Kraft Heinz Foods Co. 6.88%, 1/26/2039	1,071	1,261
5.00%, 6/4/2042	694	666
McCormick & Co., Inc. 3.15%, 8/15/2024	179	173
3.40%, 8/15/2027	264	253

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	156
Tyson Foods, Inc. 4.88%, 8/15/2034	300	306
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	290	289

		5,715

Gas Utilities — 0.2%
Atmos Energy Corp. 8.50%, 3/15/2019	375	386
4.15%, 1/15/2043	828	822
4.13%, 10/15/2044	125	124
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	319
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	441
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	335	342
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	382	378
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (b)	653	622
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	351	453
4.80%, 3/15/2047 (b)	367	367

		4,254

Health Care Equipment & Supplies — 0.1%
Covidien International Finance SA 2.95%, 6/15/2023	399	391
Medtronic, Inc. 3.13%, 3/15/2022	422	420
4.38%, 3/15/2035	960	1,002

		1,813

Health Care Providers & Services — 0.6%
Aetna, Inc. 6.75%, 12/15/2037	440	559
Anthem, Inc. 3.30%, 1/15/2023	280	277
4.63%, 5/15/2042	500	485
4.65%, 1/15/2043	535	524
4.65%, 8/15/2044	648	631
CVS Health Corp. 4.00%, 12/5/2023	725	730
4.10%, 3/25/2025	2,911	2,914
4.30%, 3/25/2028	779	773
4.78%, 3/25/2038	1,150	1,144
5.05%, 3/25/2048	642	651

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
Express Scripts Holding Co. 3.00%, 7/15/2023	305	292
3.50%, 6/15/2024	900	873
4.50%, 2/25/2026	300	303
Mayo Clinic Series 2016, 4.13%, 11/15/2052	425	430
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	588	600
Quest Diagnostics, Inc. 3.45%, 6/1/2026	251	240
Texas Health Resources 4.33%, 11/15/2055	640	653
UnitedHealth Group, Inc. 4.63%, 7/15/2035	760	814

		12,893

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp. 4.70%, 12/9/2035	900	940

Household Durables — 0.0% (c)
Newell Brands, Inc. 5.50%, 4/1/2046	230	220

Household Products — 0.0% (c)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	700	676

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC 5.75%, 10/1/2041	235	240
Southern Power Co. 5.15%, 9/15/2041	600	612
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	417	381

		1,233

Industrial Conglomerates — 0.1%
General Electric Co. 5.30%, 2/11/2021	191	200
2.70%, 10/9/2022	107	104
3.10%, 1/9/2023	573	565
3.45%, 5/15/2024	541	538
5.88%, 1/14/2038	95	109
Roper Technologies, Inc. 3.00%, 12/15/2020	192	191

		1,707

Insurance — 1.1%
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	671
American International Group, Inc. 3.75%, 7/10/2025	674	659
Assurant, Inc. 4.20%, 9/27/2023	660	662
Athene Global Funding 2.75%, 4/20/2020 (b)	1,055	1,043
4.00%, 1/25/2022 (b)	515	519
Athene Holding Ltd. 4.13%, 1/12/2028	575	539

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,574	1,640
CNA Financial Corp. 3.95%, 5/15/2024	463	464
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)
(ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (f) (g)	526	494
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	700	662
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	207
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	570	549
Jackson National Life Global Funding 1.88%, 10/15/2018 (b)	563	563
3.05%, 4/29/2026 (b)	675	640
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (b)	408	424
6.50%, 3/15/2035 (b)	900	1,079
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	123
Lincoln National Corp. 4.20%, 3/15/2022	598	610
Massachusetts Mutual Life Insurance Co. 8.88%, 6/1/2039 (b)	91	143
5.38%, 12/1/2041 (b)	280	321
MassMutual Global Funding II 2.50%, 10/17/2022 (b)	626	607
MetLife, Inc. 4.88%, 11/13/2043	600	638
Metropolitan Life Global Funding I 1.55%, 9/13/2019 (b)	604	597
3.88%, 4/11/2022 (b)	1,277	1,298
New York Life Global Funding 2.15%, 6/18/2019 (b)	3,951	3,935
1.95%, 2/11/2020 (b)	129	127
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	500	504
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.37%, 3/15/2023 (d) (f) (g)	360	359
Prudential Financial, Inc. 3.91%, 12/7/2047	300	276
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	2,175
Reliance Standard Life Global Funding II
3.05%, 1/20/2021 (b)	388	384
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	394

		23,306

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 4.80%, 12/5/2034	1,435	1,574

Internet Software & Services — 0.1%
Alibaba Group Holding Ltd. (China) 4.00%, 12/6/2037	220	207
Tencent Holdings Ltd. (China) 3.60%, 1/19/2028 (b)	740	704

		911

IT Services — 0.2%
DXC Technology Co. 4.25%, 4/15/2024	478	480
IBM Credit LLC 2.65%, 2/5/2021	600	595
3.00%, 2/6/2023	920	909
Western Union Co. (The) 3.60%, 3/15/2022	1,100	1,092

		3,076

Life Sciences Tools & Services — 0.0% (c)
Thermo Fisher Scientific, Inc. 3.00%, 4/15/2023	369	359
4.15%, 2/1/2024	343	351

		710

Machinery — 0.1%
Illinois Tool Works, Inc. 3.50%, 3/1/2024	400	404
4.88%, 9/15/2041	95	106
3.90%, 9/1/2042	825	817
Nvent Finance SARL (United Kingdom) 4.55%, 4/15/2028 (b)	450	444
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	617
Xylem, Inc. 3.25%, 11/1/2026	197	187

		2,575

Media — 0.8%
21st Century Fox America, Inc. 8.88%, 4/26/2023	430	517
6.20%, 12/15/2034	100	121
6.65%, 11/15/2037	400	516
CBS Corp. 4.00%, 1/15/2026	792	775
4.85%, 7/1/2042	140	135
Charter Communications Operating LLC 4.91%, 7/23/2025	1,797	1,832
6.38%, 10/23/2035	703	751
5.38%, 4/1/2038	305	294
Comcast Corp. 3.55%, 5/1/2028	443	429

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
4.20%, 8/15/2034	555	542
6.50%, 11/15/2035	2,383	2,891
Cox Communications, Inc. 4.60%, 8/15/2047 (b)	275	257
Discovery Communications LLC 6.35%, 6/1/2040	569	623
Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	221	225
6.13%, 1/31/2046	200	217
NBCUniversal Media LLC 5.95%, 4/1/2041	800	927
Time Warner Cable LLC 4.13%, 2/15/2021	800	807
6.55%, 5/1/2037	400	432
5.50%, 9/1/2041	359	345
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	879
Viacom, Inc. 3.88%, 4/1/2024	1,019	1,000
4.38%, 3/15/2043	464	400
Warner Media LLC 3.60%, 7/15/2025	500	479
5.38%, 10/15/2041	313	309

		15,703

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 4.00%, 9/11/2027 (b)	500	461
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	340
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	150	168
Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	300	329
Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	119	131

		1,429

Multiline Retail — 0.0% (c)
Dollar General Corp. 4.13%, 5/1/2028	235	234
Target Corp. 2.50%, 4/15/2026	350	326

		560

Multi-Utilities — 0.6%
CMS Energy Corp. 3.88%, 3/1/2024	400	403
3.00%, 5/15/2026	475	447
Consolidated Edison Co. of New York, Inc. 5.70%, 6/15/2040	596	717
Consumers Energy Co. 3.25%, 8/15/2046	286	251
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	228

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	331	324
Series F, 5.25%, 8/1/2033	920	992
7.00%, 6/15/2038	300	382
NiSource, Inc. 3.85%, 2/15/2023	370	373
5.80%, 2/1/2042	1,256	1,430
San Diego Gas & Electric Co. 6.00%, 6/1/2026	275	313
3.95%, 11/15/2041	379	361
Sempra Energy 9.80%, 2/15/2019	460	474
4.05%, 12/1/2023	1,013	1,027
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	563	564
3.25%, 6/15/2026	254	241
5.88%, 3/15/2041	1,445	1,679
WEC Energy Group, Inc. 3.55%, 6/15/2025	1,009	998

		11,204

Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp. 8.70%, 3/15/2019	330	340
Andeavor Logistics LP 5.25%, 1/15/2025	268	274
Apache Corp. 3.25%, 4/15/2022	109	108
4.75%, 4/15/2043	556	531
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	726
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	235	259
BP Capital Markets plc (United Kingdom) 3.81%, 2/10/2024	1,337	1,358
3.22%, 4/14/2024	1,982	1,948
3.51%, 3/17/2025	451	450
Buckeye Partners LP 4.88%, 2/1/2021	330	336
3.95%, 12/1/2026	67	62
5.85%, 11/15/2043	770	729
Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	350	414
Cenovus Energy, Inc. (Canada) 6.75%, 11/15/2039	1,509	1,724
Chevron Corp. 2.36%, 12/5/2022	560	542
2.57%, 5/16/2023	1,200	1,165
2.90%, 3/3/2024	215	211

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	1,852	1,828
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	1,789	1,815
Ecopetrol SA (Colombia) 5.88%, 9/18/2023	226	240
4.13%, 1/16/2025	533	521
5.38%, 6/26/2026	773	798
Enable Midstream Partners LP 4.95%, 5/15/2028	325	323
Enbridge, Inc. (Canada) 3.70%, 7/15/2027	215	208
4.50%, 6/10/2044	350	337
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	400	388
Encana Corp. (Canada) 6.50%, 5/15/2019	545	558
7.38%, 11/1/2031	760	947
Energy Transfer Partners LP 5.00%, 10/1/2022	531	551
3.60%, 2/1/2023	143	141
4.90%, 2/1/2024	305	314
4.05%, 3/15/2025	964	945
4.75%, 1/15/2026	321	325
6.05%, 6/1/2041	375	391
6.50%, 2/1/2042	364	400
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	989
EnLink Midstream Partners LP 2.70%, 4/1/2019	250	249
Enterprise Products Operating LLC 3.90%, 2/15/2024	475	480
3.75%, 2/15/2025	343	344
3.70%, 2/15/2026	506	500
5.95%, 2/1/2041	201	232
5.10%, 2/15/2045	318	337
4.95%, 10/15/2054	155	155
Equinor ASA (Norway) 3.25%, 11/10/2024	456	451
Kerr-McGee Corp. 6.95%, 7/1/2024	200	228
7.88%, 9/15/2031	700	881
Kinder Morgan, Inc. 4.30%, 3/1/2028	1,090	1,080
Magellan Midstream Partners LP 6.55%, 7/15/2019	250	257
3.20%, 3/15/2025	353	337
5.15%, 10/15/2043	1,127	1,207
Marathon Petroleum Corp. 3.63%, 9/15/2024	578	574

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
MPLX LP 4.88%, 12/1/2024	259	269
4.13%, 3/1/2027	259	253
4.50%, 4/15/2038	79	74
5.20%, 3/1/2047	323	322
Noble Energy, Inc. 6.00%, 3/1/2041	314	340
ONEOK Partners LP 8.63%, 3/1/2019	450	462
3.38%, 10/1/2022	151	149
5.00%, 9/15/2023	334	350
4.90%, 3/15/2025	1,000	1,054
6.65%, 10/1/2036	350	413
Petro-Canada (Canada) 6.80%, 5/15/2038	1,295	1,659
Petroleos Mexicanos (Mexico) 6.38%, 2/4/2021	647	676
4.88%, 1/18/2024	393	386
6.88%, 8/4/2026	1,710	1,772
5.35%, 2/12/2028 (b)	282	262
6.63%, 6/15/2035	250	242
6.38%, 1/23/2045	846	758
6.75%, 9/21/2047	313	289
6.35%, 2/12/2048 (b)	869	767
Phillips 66 3.90%, 3/15/2028	355	352
Plains All American Pipeline LP 3.60%, 11/1/2024	1,000	962
4.65%, 10/15/2025	200	202
Sinopec Capital Ltd. (China) 3.13%, 4/24/2023 (b)	500	484
Sinopec Group Overseas Development 2013 Ltd. (China) 4.38%, 10/17/2023 (b)	831	850
Spectra Energy Partners LP 5.95%, 9/25/2043	452	506
Sunoco Logistics Partners Operations LP 4.25%, 4/1/2024	259	259
3.90%, 7/15/2026	244	234
6.10%, 2/15/2042	400	416
5.30%, 4/1/2044	170	163
5.35%, 5/15/2045	1,133	1,096
TC PipeLines LP 3.90%, 5/25/2027	391	372
Texas Eastern Transmission LP 2.80%, 10/15/2022 (b)	554	535
3.50%, 1/15/2028 (b)	90	86
TransCanada PipeLines Ltd. (Canada) 4.88%, 1/15/2026	394	414
7.25%, 8/15/2038	1,100	1,416
Valero Energy Corp. 7.50%, 4/15/2032	250	319

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Western Gas Partners LP 4.00%, 7/1/2022	74	73
4.50%, 3/1/2028	129	127
5.45%, 4/1/2044	280	272
5.30%, 3/1/2048	279	266
Williams Cos., Inc. (The) 3.90%, 1/15/2025	512	507
4.85%, 3/1/2048	409	396

		51,312

Pharmaceuticals — 0.2%
Allergan Funding SCS 3.45%, 3/15/2022	937	930
3.85%, 6/15/2024	443	441
Allergan, Inc. 3.38%, 9/15/2020	453	454
2.80%, 3/15/2023	525	500
Bayer US Finance II LLC (Germany)
4.70%, 7/15/2064 (b)	208	181
Bayer US Finance LLC (Germany) 2.38%, 10/8/2019 (b)	395	392
Johnson & Johnson 4.38%, 12/5/2033	282	306
3.40%, 1/15/2038	926	873
Merck & Co., Inc. 3.70%, 2/10/2045	210	203
Mylan NV 3.95%, 6/15/2026	300	285
Mylan, Inc. 5.40%, 11/29/2043	100	96

		4,661

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC 6.70%, 8/1/2028	250	307
5.75%, 5/1/2040	425	509
4.38%, 9/1/2042	375	387
5.15%, 9/1/2043	769	867
Canadian Pacific Railway Co. (Canada) 7.13%, 10/15/2031	250	316
6.13%, 9/15/2115	506	605
CSX Corp. 5.50%, 4/15/2041	575	648
4.75%, 5/30/2042	191	198
ERAC USA Finance LLC 6.70%, 6/1/2034 (b)	746	902
Norfolk Southern Corp. 4.05%, 8/15/2052	800	750
Penske Truck Leasing Co. LP 3.38%, 2/1/2022 (b)	1,131	1,123
Ryder System, Inc. 2.88%, 9/1/2020	517	514

		7,126

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc. 4.50%, 12/5/2036	300	294
Broadcom Corp. 3.63%, 1/15/2024	1,747	1,691
Intel Corp. 3.70%, 7/29/2025	652	661
4.00%, 12/15/2032	1,185	1,230
3.73%, 12/8/2047	493	461
QUALCOMM, Inc. 3.25%, 5/20/2027	815	768

		5,105

Software — 0.6%
Microsoft Corp. 2.38%, 5/1/2023	489	474
2.88%, 2/6/2024	2,878	2,831
3.30%, 2/6/2027	836	828
3.50%, 2/12/2035	291	281
4.20%, 11/3/2035	615	645
4.10%, 2/6/2037	800	831
4.50%, 10/1/2040	117	128
4.00%, 2/12/2055	305	303
4.75%, 11/3/2055	639	734
4.50%, 2/6/2057	470	512
Oracle Corp. 2.50%, 5/15/2022	587	575
2.40%, 9/15/2023	1,000	958
2.95%, 5/15/2025	1,750	1,697
4.30%, 7/8/2034	700	721
4.38%, 5/15/2055	900	906

		12,424

Specialty Retail — 0.1%
Lowe’s Cos., Inc. 4.65%, 4/15/2042	739	777
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	413

		1,190

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc. 3.00%, 2/9/2024	2,056	2,032
2.85%, 5/11/2024	1,553	1,517
2.75%, 1/13/2025	920	889
3.20%, 5/13/2025	1,539	1,523
2.45%, 8/4/2026	815	757
3.20%, 5/11/2027	686	667
3.00%, 6/20/2027	1,125	1,079
4.50%, 2/23/2036	426	460
3.45%, 2/9/2045	625	564
3.85%, 8/4/2046	569	549

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Dell International LLC 6.02%, 6/15/2026 (b)	2,613		2,768
Dell, Inc. 7.10%, 4/15/2028	300		320

			13,125

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France) 4.63%, 7/11/2024 (b)	800		799
3.38%, 12/2/2026	400		378

			1,177

Tobacco — 0.0% (c)
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037 (b)	342		318
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100		121

			439

Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC 3.88%, 5/1/2023 (b)	490		489
3.50%, 11/1/2027 (b)	700		645
BOC Aviation Ltd. (Singapore) 2.75%, 9/18/2022 (b)	450		429
International Lease Finance Corp. 5.88%, 8/15/2022	506		539

			2,102

Water Utilities — 0.0% (c)
American Water Capital Corp. 3.40%, 3/1/2025	793		787

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 8.75%, 5/1/2032	400		536
Vodafone Group plc (United Kingdom) 4.13%, 5/30/2025	501		500
5.00%, 5/30/2038	601		598
5.25%, 5/30/2048	496		499

			2,133

Total Corporate Bonds (Cost $478,378)			477,488

Mortgage-Backed Securities — 16.0%
FHLMC
Pool # 846489, ARM, 3.67%, 7/1/2019 (h)	—	(i)	—	(i)
Pool # 846812, ARM, 3.74%, 4/1/2030 (h)	11		12
Pool # 781087, ARM, 3.48%, 12/1/2033 (h)	229		242
Pool # 1B1665, ARM, 3.96%, 4/1/2034 (h)	245		257
Pool # 847356, ARM, 3.94%, 12/1/2034 (h)	103		108
Pool # 782979, ARM, 3.70%, 1/1/2035 (h)	192		202

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 1Q0025, ARM, 3.70%, 2/1/2036 (h)	98		102
Pool # 848431, ARM, 3.85%, 2/1/2036 (h)	181		191
Pool # 1L1286, ARM, 4.12%, 5/1/2036 (h)	49		52
Pool # 848365, ARM, 4.05%, 7/1/2036 (h)	136		144
Pool # 1G2539, ARM, 3.35%, 10/1/2036 (h)	38		40
Pool # 1A1096, ARM, 3.92%, 10/1/2036 (h)	172		179
Pool # 1J1348, ARM, 3.95%, 10/1/2036 (h)	76		80
Pool # 1G2671, ARM, 3.45%, 11/1/2036 (h)	134		140
Pool # 782760, ARM, 3.81%, 11/1/2036 (h)	250		263
Pool # 1J1634, ARM, 4.02%, 12/1/2036 (h)	90		93
Pool # 1J0282, ARM, 3.69%, 2/1/2037 (h)	60		63
Pool # 1Q0739, ARM, 4.19%, 3/1/2037 (h)	296		310
Pool # 848699, ARM, 4.02%, 7/1/2040 (h)	454		476
FHLMC Gold Pools, 15 Year, Single Family
Pool # G11695, 6.50%, 2/1/2019	—	(i)	—	(i)
FHLMC Gold Pools, 20 Year, Single Family
Pool # C91403, 3.50%, 3/1/2032	343		348
FHLMC Gold Pools, 30 Year, Single Family
Pool # C68485, 7.00%, 7/1/2032	23		24
Pool # G01448, 7.00%, 8/1/2032	66		74
Pool # A13625, 5.50%, 10/1/2033	293		325
Pool # A16107, 6.00%, 12/1/2033	87		95
Pool # A17537, 6.00%, 1/1/2034	120		133
Pool # A61572, 5.00%, 9/1/2034	719		768
Pool # A28796, 6.50%, 11/1/2034	184		209
Pool # G03369, 6.50%, 1/1/2035	293		324
Pool # A46987, 5.50%, 7/1/2035	679		739
Pool # G01919, 4.00%, 9/1/2035	397		405
Pool # C02641, 7.00%, 10/1/2036	106		117
Pool # C02660, 6.50%, 11/1/2036	244		274
Pool # A93511, 5.00%, 8/1/2040	684		731
Pool # A93383, 5.00%, 8/1/2040	679		726
Pool # G06493, 4.50%, 5/1/2041	2,409		2,528
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	62		66
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	48		52
Pool # U50105, 4.00%, 1/1/2032	697		722
Pool # L10151, 6.00%, 2/1/2033	96		100
Pool # U80254, 3.00%, 3/1/2033	683		675
Pool # P20409, 5.50%, 10/1/2033	99		104
Pool # P50201, 5.50%, 1/1/2034	111		116
Pool # U90975, 4.00%, 6/1/2042	2,916		2,996
Pool # U90673, 4.00%, 1/1/2043	599		616
Pool # U99134, 4.00%, 1/1/2046	9,952		10,224
Pool # U69030, 4.50%, 1/1/2046	4,517		4,742

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued
FNMA
Pool # 70226, ARM, 2.02%, 1/1/2019 (h)	—	(i)	—	(i)
Pool # 116612, ARM, 3.62%, 3/1/2019 (h)	—	(i)	—	(i)
Pool # 470623, ARM, 2.88%, 3/1/2022 (h)	872		873
Pool # 54844, ARM, 2.59%, 9/1/2027 (h)	19		19
Pool # 303532, ARM, 4.01%, 3/1/2029 (h)	13		14
Pool # 555258, ARM, 3.87%, 1/1/2033 (h)	548		564
Pool # 722421, ARM, 3.91%, 7/1/2033 (h)	139		143
Pool # 722985, ARM, 4.32%, 7/1/2033 (h)	33		35
Pool # 686040, ARM, 4.36%, 7/1/2033 (h)	257		269
Pool # 746299, ARM, 3.56%, 9/1/2033 (h)	179		189
Pool # 749923, ARM, 3.40%, 11/1/2033 (h)	21		21
Pool # 766610, ARM, 3.43%, 1/1/2034 (h)	111		116
Pool # 920467, ARM, 5.00%, 2/1/2034 (h)	89		91
Pool # 770377, ARM, 3.73%, 4/1/2034 (h)	127		132
Pool # 751531, ARM, 4.21%, 5/1/2034 (h)	154		162
Pool # 782306, ARM, 3.26%, 7/1/2034 (h)	47		50
Pool # 790235, ARM, 3.38%, 8/1/2034 (h)	167		176
Pool # 735332, ARM, 3.83%, 8/1/2034 (h)	291		307
Pool # 791961, ARM, 3.19%, 9/1/2034 (h)	57		57
Pool # 725902, ARM, 3.40%, 9/1/2034 (h)	35		37
Pool # 803594, ARM, 3.29%, 10/1/2034 (h)	265		277
Pool # 803599, ARM, 3.52%, 10/1/2034 (h)	250		262
Pool # 896463, ARM, 4.12%, 10/1/2034 (h)	136		144
Pool # 806778, ARM, 3.38%, 11/1/2034 (h)	481		501
Pool # 806776, ARM, 3.92%, 11/1/2034 (h)	271		280
Pool # 810896, ARM, 3.92%, 1/1/2035 (h)	515		532
Pool # 802692, ARM, 4.25%, 1/1/2035 (h)	276		288
Pool # 816597, ARM, 3.48%, 2/1/2035 (h)	55		57
Pool # 735539, ARM, 3.86%, 4/1/2035 (h)	788		829
Pool # 745862, ARM, 4.16%, 4/1/2035 (h)	142		149
Pool # 821378, ARM, 3.91%, 5/1/2035 (h)	287		298
Pool # 823660, ARM, 4.13%, 5/1/2035 (h)	81		84
Pool # 745766, ARM, 3.50%, 6/1/2035 (h)	384		400
Pool # 832801, ARM, 3.30%, 9/1/2035 (h)	80		84
Pool # 843026, ARM, 3.50%, 9/1/2035 (h)	728		753
Pool # 849251, ARM, 3.67%, 1/1/2036 (h)	116		119
Pool # 920465, ARM, 4.25%, 1/1/2036 (h)	35		35
Pool # 872622, ARM, 4.10%, 6/1/2036 (h)	28		29
Pool # 895141, ARM, 4.07%, 7/1/2036 (h)	215		223
Pool # 900197, ARM, 3.83%, 10/1/2036 (h)	141		150
Pool # 966946, ARM, 3.79%, 1/1/2038 (h)	36		37
FNMA, 15 Year, Single Family
Pool # 740462, 5.00%, 11/1/2018	—	(i)	1
Pool # 742078, 4.50%, 3/1/2019	9		9

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 780956, 4.50%, 5/1/2019	12	12
Pool # 725414, 4.50%, 5/1/2019	7	7
Pool # 734630, 6.00%, 8/1/2019	6	6
Pool # 745048, 5.00%, 10/1/2019	10	10
Pool # 735841, 4.50%, 11/1/2019	22	22
Pool # 735290, 4.50%, 12/1/2019	37	37
Pool # 888557, 5.50%, 3/1/2020	4	4
Pool # 889805, 5.50%, 7/1/2020	3	3
Pool # 735911, 6.50%, 8/1/2020	7	7
Pool # 889634, 6.00%, 2/1/2023	524	543
Pool # 995425, 6.00%, 1/1/2024	257	267
Pool # 995381, 6.00%, 1/1/2024	110	114
Pool # AD0133, 5.00%, 8/1/2024	104	108
FNMA, 20 Year, Single Family
Pool # 254305, 6.50%, 5/1/2022	29	32
Pool # 555791, 6.50%, 12/1/2022	81	88
Pool # 255217, 4.50%, 4/1/2024	33	34
Pool # 888656, 6.50%, 4/1/2025	104	114
Pool # MA1138, 3.50%, 8/1/2032	775	785
FNMA, 30 Year, FHA/VA
Pool # 535183, 8.00%, 6/1/2028	26	28
Pool # 252409, 6.50%, 3/1/2029	73	79
Pool # 653815, 7.00%, 2/1/2033	10	10
Pool # 752786, 6.00%, 9/1/2033	67	71
Pool # 931717, 6.50%, 8/1/2039	325	355
FNMA, 30 Year, Single Family
Pool # 50966, 7.00%, 1/1/2024	2	2
Pool # 399269, 7.00%, 4/1/2026	33	34
Pool # 689977, 8.00%, 3/1/2027	43	47
Pool # 695533, 8.00%, 6/1/2027	16	17
Pool # 457268, 9.50%, 7/1/2028	4	4
Pool # 756024, 8.00%, 9/1/2028	69	76
Pool # 755973, 8.00%, 11/1/2028	158	178
Pool # 455759, 6.00%, 12/1/2028	21	23
Pool # 252211, 6.00%, 1/1/2029	27	30
Pool # 459097, 7.00%, 1/1/2029	41	44
Pool # 889020, 6.50%, 11/1/2029	424	468
Pool # 598559, 6.50%, 8/1/2031	39	43
Pool # 622542, 5.50%, 9/1/2031	350	381
Pool # 788150, 6.00%, 3/1/2032	53	57
Pool # 649734, 7.00%, 6/1/2032	34	36
Pool # 649624, 7.00%, 8/1/2032	6	6
Pool # AL0045, 6.00%, 12/1/2032	409	452
Pool # 675555, 6.00%, 12/1/2032	89	97
Pool # 688625, 6.00%, 3/1/2033	29	31

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 688655, 6.00%, 3/1/2033	27	29
Pool # 674349, 6.00%, 3/1/2033	16	18
Pool # 695584, 6.00%, 3/1/2033	16	17
Pool # 702901, 6.00%, 5/1/2033	136	151
Pool # 723852, 5.00%, 7/1/2033	174	186
Pool # 729296, 5.00%, 7/1/2033	345	369
Pool # 729379, 6.00%, 8/1/2033	43	47
Pool # 737825, 6.00%, 9/1/2033	49	55
Pool # 750977, 4.50%, 11/1/2033	127	132
Pool # 725017, 5.50%, 12/1/2033	495	548
Pool # 751341, 5.50%, 3/1/2034	59	65
Pool # 888568, 5.00%, 12/1/2034	12	13
Pool # 815426, 4.50%, 2/1/2035	2	2
Pool # 820347, 5.00%, 9/1/2035	96	103
Pool # 833657, 7.50%, 8/1/2036	73	82
Pool # 986648, 6.00%, 9/1/2037	176	195
Pool # 888892, 7.50%, 11/1/2037	58	66
Pool # 257510, 7.00%, 12/1/2038	156	181
Pool # AD0753, 7.00%, 1/1/2039	135	155
Pool # AT5891, 3.00%, 6/1/2043	3,484	3,399
Pool # AL7527, 4.50%, 9/1/2043	1,915	2,002
Pool # BM3500, 4.00%, 9/1/2047	4,871	4,975
Pool # BJ1778, 4.50%, 10/1/2047	2,737	2,863
FNMA, Other
Pool # 458096, 10.50%, 4/15/2019	1	—	(i)
Pool # AM0081, 1.94%, 7/1/2019	1,847	1,831
Pool # 462862, 5.24%, 7/1/2019	1,748	1,772
Pool # 471819, 2.03%, 8/1/2019	222	221
Pool # AD0851, 4.37%, 2/1/2020	1,382	1,408
Pool # AE0136, 4.38%, 4/1/2020	570	581
Pool # AM3370, 1.74%, 5/1/2020	3,297	3,247
Pool # 465659, 3.74%, 7/1/2020	1,731	1,753
Pool # 465578, 3.93%, 7/1/2020	1,813	1,842
Pool # 465602, 3.95%, 7/1/2020	1,500	1,523
Pool # 465936, 3.60%, 9/1/2020	2,625	2,655
Pool # 466030, 3.29%, 10/1/2020	1,832	1,840
Pool # FN0005, 3.37%, 11/1/2020	743	748
Pool # 466836, 3.87%, 1/1/2021	1,481	1,509
Pool # 466919, 3.93%, 1/1/2021	1,865	1,900
Pool # FN0003, 4.28%, 1/1/2021	994	1,020
Pool # 467344, 4.48%, 2/1/2021	2,680	2,752
Pool # 467944, 4.25%, 4/1/2021	2,000	2,056
Pool # 467755, 4.25%, 4/1/2021	2,380	2,447
Pool # 467630, 4.30%, 4/1/2021	922	949
Pool # 467757, 4.33%, 4/1/2021	1,964	2,021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 468058, 4.39%, 5/1/2021	1,865	1,915
Pool # 468102, 4.34%, 6/1/2021	5,000	5,161
Pool # 468159, 4.26%, 7/1/2021	1,941	2,000
Pool # AL0602, 4.31%, 7/1/2021	1,155	1,189
Pool # 468896, 4.13%, 8/1/2021	1,335	1,372
Pool # AM1771, 2.12%, 9/1/2021	2,500	2,414
Pool # 468958, 3.77%, 9/1/2021	3,000	3,052
Pool # 470124, 3.12%, 1/1/2022	1,946	1,949
Pool # 470407, 3.16%, 2/1/2022	2,522	2,529
Pool # 470622, 2.75%, 3/1/2022	2,954	2,919
Pool # 471718, 2.77%, 5/1/2022	1,529	1,509
Pool # 471177, 2.94%, 5/1/2022	1,329	1,323
Pool # 471190, 3.12%, 5/1/2022	1,690	1,693
Pool # 471254, 2.98%, 7/1/2022	2,453	2,445
Pool # 471284, 2.98%, 7/1/2022	1,962	1,956
Pool # AM7303, 2.66%, 12/1/2022	2,471	2,427
Pool # AM3789, 3.02%, 7/1/2023	2,297	2,288
Pool # AM7245, 2.95%, 8/1/2023	4,525	4,494
Pool # AM4066, 3.59%, 8/1/2023	2,500	2,543
Pool # AM4466, 3.76%, 10/1/2023	2,844	2,911
Pool # AM4628, 3.69%, 11/1/2023	1,500	1,532
Pool # AM4668, 3.76%, 11/1/2023	1,979	2,027
Pool # AM4716, 3.38%, 12/1/2023	1,979	1,996
Pool # AM7231, 2.92%, 12/1/2024	4,000	3,936
Pool # AM7589, 2.95%, 12/1/2024	1,582	1,560
Pool # AM7290, 2.97%, 12/1/2024	3,465	3,419
Pool # AM7576, 3.04%, 12/1/2024	4,000	3,963
Pool # AM7124, 3.11%, 12/1/2024	2,500	2,487
Pool # 470300, 3.64%, 1/1/2025	920	936
Pool # AM3833, 3.25%, 7/1/2025	3,681	3,675
Pool # AM4991, 3.97%, 12/1/2025	1,763	1,845
Pool # AL6805, 3.78%, 1/1/2026	3,549	3,644
Pool # 468645, 4.54%, 7/1/2026	2,677	2,826
Pool # AM6392, 3.29%, 8/1/2026	4,000	3,994
Pool # AM6448, 3.25%, 9/1/2026	10,000	9,959
Pool # AM7223, 3.11%, 12/1/2026	3,584	3,557
Pool # AM7118, 3.14%, 12/1/2026	2,863	2,831
Pool # AM7485, 3.24%, 12/1/2026	4,235	4,193
Pool # AM7390, 3.26%, 12/1/2026	3,890	3,876
Pool # AM7265, 3.30%, 12/1/2026	3,960	3,956
Pool # AM7827, 3.12%, 2/1/2027	960	951
Pool # AM7515, 3.34%, 2/1/2027	3,000	3,000
Pool # AM8432, 2.79%, 5/1/2027	9,000	8,652
Pool # AM8803, 2.78%, 6/1/2027	5,042	4,862
Pool # AM8987, 2.79%, 6/1/2027	1,888	1,819

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM9003, 2.96%, 6/1/2027	2,916		2,849
Pool # AN9656, 3.57%, 7/1/2028	4,816		4,871
Pool # AM7785, 3.17%, 2/1/2030	2,975		2,897
Pool # AM7516, 3.55%, 2/1/2030	2,000		2,005
Pool # AM8427, 3.04%, 4/1/2030	8,952		8,678
Pool # AM8544, 3.08%, 4/1/2030	7,955		7,741
Pool # AM8889, 2.92%, 5/1/2030	8,000		7,530
Pool # AM8807, 3.10%, 5/1/2030	4,893		4,771
Pool # AM8804, 3.10%, 5/1/2030	3,777		3,681
Pool # AM9020, 2.97%, 6/1/2030	3,989		3,797
Pool # AM8967, 3.08%, 6/1/2030	6,150		5,906
Pool # AM9320, 3.30%, 7/1/2030	4,022		3,931
Pool # AM9219, 3.35%, 9/1/2030	1,902		1,896
Pool # AP9632, 4.00%, 10/1/2032	884		910
Pool # AP9762, 4.00%, 10/1/2032	801		824
Pool # AQ7084, 3.50%, 12/1/2032	922		931
Pool # AT2954, 3.50%, 5/1/2033	1,372		1,385
Pool # AT2703, 3.50%, 5/1/2033	2,210		2,232
Pool # AT4939, 3.50%, 5/1/2033	1,114		1,125
Pool # AT4180, 3.50%, 5/1/2033	1,253		1,265
Pool # 754922, 5.50%, 9/1/2033	132		142
Pool # 762520, 4.00%, 11/1/2033	576		581
Pool # AM8922, 3.03%, 6/1/2035	2,964		2,849
Pool # AM9188, 3.12%, 6/1/2035	7,000		6,528
Pool # 849215, 6.50%, 1/1/2036	31		33
Pool # 872740, 6.50%, 6/1/2036	88		95
Pool # 886320, 6.50%, 7/1/2036	26		27
Pool # 888796, 6.00%, 9/1/2037	107		114
Pool # MA1125, 4.00%, 7/1/2042	1,474		1,506
Pool # AO7225, 4.00%, 7/1/2042	885		905
Pool # AO9352, 4.00%, 7/1/2042	964		985
Pool # AR1397, 3.00%, 1/1/2043	1,920		1,872
Pool # MA1711, 4.50%, 12/1/2043	3,981		4,160
Pool # MA1828, 4.50%, 3/1/2044	3,044		3,182
GNMA I, 30 Year, Single Family
Pool # 313110, 7.50%, 11/15/2022	—	(i)	—	(i)
Pool # 345288, 7.50%, 3/15/2023	1		2
Pool # 782507, 9.50%, 10/15/2024	48		50
Pool # 554108, 6.50%, 3/15/2028	49		54
Pool # 481872, 7.50%, 7/15/2028	5		5
Pool # 468149, 8.00%, 8/15/2028	5		5
Pool # 486537, 7.50%, 9/15/2028	15		16
Pool # 486631, 6.50%, 10/15/2028	7		7
Pool # 591882, 6.50%, 7/15/2032	16		18
Pool # 607645, 6.50%, 2/15/2033	48		53

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 607724, 7.00%, 2/15/2033	38	42
Pool # 604209, 6.50%, 4/15/2033	48	52
Pool # 781614, 7.00%, 6/15/2033	78	90
GNMA II, 30 Year, Single Family
Pool # 2006, 8.50%, 5/20/2025	15	16
Pool # 2141, 8.00%, 12/20/2025	2	2
Pool # 2234, 8.00%, 6/20/2026	6	7
Pool # 2270, 8.00%, 8/20/2026	4	5
Pool # 2285, 8.00%, 9/20/2026	4	5
Pool # 2324, 8.00%, 11/20/2026	5	6
Pool # 2499, 8.00%, 10/20/2027	9	9
Pool # 2512, 8.00%, 11/20/2027	9	10
Pool # 2525, 8.00%, 12/20/2027	4	4
Pool # 2549, 7.50%, 2/20/2028	7	8
Pool # 2646, 7.50%, 9/20/2028	22	24
Pool # 2647, 8.00%, 9/20/2028	3	3
Pool # 3427, 4.50%, 8/20/2033	135	141
Pool # 4245, 6.00%, 9/20/2038	1,034	1,126
Pool # AK8806, 4.25%, 3/20/2045	1,727	1,802
GNMA II, Other
Pool # AC0979, 4.47%, 4/20/2063 (h)	1,556	1,587
Pool # AC0973, 4.47%, 5/20/2063 (h)	2,553	2,596

Total Mortgage-Backed Securities (Cost $334,430)		328,007

Collateralized Mortgage Obligations — 14.3%
Acre 0.00%, 12/15/2020 ‡	3,785	3,785
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	6,941	7,114
Series 2005-J1, Class 1A4, IF, IO, 3.04%, 2/25/2035 ‡ (h)	876	16
Series 2005-1CB, Class 1A6, IF, IO, 5.04%, 3/25/2035 ‡ (h)	876	112
Series 2005-22T1, Class A2, IF, IO, 3.01%, 6/25/2035 ‡ (h)	4,896	436
Series 2005-20CB, Class 3A8, IF, IO, 2.69%, 7/25/2035 ‡ (h)	2,355	195
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	2,329	2,244
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	90	68
Series 2005-37T1, Class A2, IF, IO, 2.99%, 9/25/2035 ‡ (h)	3,511	344
Series 2005-54CB, Class 1A2, IF, IO, 2.79%, 11/25/2035 ‡ (h)	4,428	379
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,759	1,660

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-57CB, Class 3A2, IF, IO, 3.04%, 12/25/2035 ‡ (h)	1,008	90
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	762	747
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	1,246	1,024
ASG Resecuritization Trust Series 2011-1, Class 3A50, 3.97%, 11/28/2035 (b) (h)	100	100
Banc of America Alternative Loan Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	18	17
Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	615	580
Series 2005-6, Class CBIO, IO, 5.50%, 7/25/2035 ‡	1,597	332
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	415	338
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	166	140
Series 2004-2, Class 30PO, PO, 9/20/2034 ‡	100	92
Series 2004-C, Class 1A1, 3.88%, 12/20/2034 (h)	154	155
Series 2005-E, Class 4A1, 3.98%, 3/20/2035 (h)	286	290
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	264	255
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	211	175
Series 2005-8, Class 30PO, PO, 1/25/2036 ‡ (h)	104	79
Series 2006-A, Class 3A2, 3.99%, 2/20/2036 (h)	272	255
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 3.86%, 2/25/2034 (h)	83	83
Series 2004-J, Class 3A1, 3.75%, 11/25/2034 (h)	359	360
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (b) (h)	131	134
Series 2010-RR7, Class 2A1, 3.66%, 7/26/2045 (b) (h)	692	686
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 4.11%, 10/25/2033 (h)	66	66
Series 2004-1, Class 12A1, 3.95%, 4/25/2034 (h)	355	357
Series 2004-2, Class 14A, 3.83%, 5/25/2034 (h)	58	58
Series 2006-1, Class A1, 3.67%, 2/25/2036 (h)	1,336	1,345

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	13		13
Series 2004-HYB1, Class 2A, 3.56%, 5/20/2034 (h)	82		83
Series 2004-HYB3, Class 2A, 3.64%, 6/20/2034 (h)	396		399
Series 2004-7, Class 2A1, 3.94%, 6/25/2034 (h)	221		227
Series 2004-HYB6, Class A3, 3.71%, 11/20/2034 (h)	255		260
Series 2005-16, Class A23, 5.50%, 9/25/2035	498		485
Series 2005-22, Class 2A1, 3.51%, 11/25/2035 (h)	1,364		1,215
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class APO, PO, 8/25/2035 ‡	50		45
Series 2005-8, Class APO, PO, 11/25/2035 ‡	93		79
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 12/25/2018 ‡	1		1
Series 2003-HYB1, Class A, 3.74%, 9/25/2033 (h)	69		70
Citigroup Mortgage Loan Trust
Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (b) (h)	92		93
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (h)	462		474
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class PO1, PO, 12/25/2018 ‡	5		5
Series 2003-UST1, Class PO3, PO, 12/25/2018 ‡	—	(i)	—	(i)
Series 2003-UST1, Class A1, 5.50%, 12/25/2018	16		15
Series 2003-1, Class PO3, PO, 9/25/2033 ‡	33		31
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	27		27
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	41		40
Series 2003-1, Class PO2, PO, 10/25/2033 ‡	44		39
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	80		81
Series 2004-UST1, Class A6, 4.00%, 8/25/2034 (h)	80		79
Series 2005-1, Class 2A1A, 3.18%, 2/25/2035 (h)	243		212
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	254		261

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-5, Class 1A2, 3.96%, 8/25/2035 (h)	288		238
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (h) (j)	1,079		116
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 5P, PO, 8/25/2019 ‡	1		1
Series 2003-1, Class DB1, 6.74%, 2/25/2033 (h)	352		365
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	114		117
Series 2003-25, Class 1P, PO, 10/25/2033 ‡	241		219
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	1,523		1,556
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	2,969		2,969
FHLMC — GNMA Series 8, Class ZA, 7.00%, 3/25/2023	64		67
FHLMC REMIC
Series 2675, Class CK, 4.00%, 9/15/2018	5		5
Series 2695, Class DG, 4.00%, 10/15/2018	1		1
Series 2134, Class PI, IO, 6.50%, 3/15/2019	1		—	(i)
Series 2783, Class AT, 4.00%, 4/15/2019	22		22
Series 2809, Class UC, 4.00%, 6/15/2019	44		44
Series 2934, Class EC, PO, 2/15/2020	66		65
Series 2934, Class HI, IO, 5.00%, 2/15/2020	55		1
Series 2934, Class KI, IO, 5.00%, 2/15/2020	42		1
Series 2965, Class GD, 4.50%, 4/15/2020	134		134
Series 23, Class F, 9.60%, 4/15/2020	—	(i)	—	(i)
Series 3068, Class QB, 4.50%, 6/15/2020	13		13
Series 47, Class F, 10.00%, 6/15/2020	—	(i)	—	(i)
Series 1807, Class G, 9.00%, 10/15/2020	1		1
Series 99, Class Z, 9.50%, 1/15/2021	—	(i)	—	(i)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(i)	—	(i)
Series 1065, Class J, 9.00%, 4/15/2021	1		1
Series 1084, Class F, 3.01%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1079, Class S, HB, IF, 26.99%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1084, Class S, HB, IF, 35.94%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1116, Class I, 5.50%, 8/15/2021	2		2
Series 1144, Class KB, 8.50%, 9/15/2021	3		4
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (h)	—	(i)	—	(i)
Series 1250, Class J, 7.00%, 5/15/2022	3		3

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1343, Class LB, 7.50%, 8/15/2022	8		8
Series 1343, Class LA, 8.00%, 8/15/2022	6		6
Series 1370, Class JA, 3.21%, 9/15/2022 (h)	13		13
Series 2512, Class PG, 5.50%, 10/15/2022	139		144
Series 1455, Class WB, IF, 3.64%, 12/15/2022 (h)	12		13
Series 2535, Class BK, 5.50%, 12/15/2022	74		77
Series 1470, Class F, 1.93%, 2/15/2023 (h)	1		1
Series 2568, Class KG, 5.50%, 2/15/2023	188		195
Series 1466, Class PZ, 7.50%, 2/15/2023	65		69
Series 1498, Class I, 3.21%, 4/15/2023 (h)	70		72
Series 1502, Class PX, 7.00%, 4/15/2023	105		111
Series 1798, Class F, 5.00%, 5/15/2023	87		89
Series 1518, Class G, IF, 6.85%, 5/15/2023 (h)	28		29
Series 1505, Class Q, 7.00%, 5/15/2023	11		12
Series 204, Class E, HB, IF, 1,557.26%, 5/15/2023 (h)	—	(i)	—	(i)
Series 1541, Class O, 2.27%, 7/15/2023 (h)	26		26
Series 2638, Class DS, IF, 6.54%, 7/15/2023 (h)	18		18
Series 1541, Class M, HB, IF, 23.81%, 7/15/2023 (h)	9		12
Series 1570, Class F, 2.43%, 8/15/2023 (h)	3		3
Series 1608, Class L, 6.50%, 9/15/2023	251		266
Series 1573, Class PZ, 7.00%, 9/15/2023	83		88
Series 2571, Class SK, HB, IF, 25.60%, 9/15/2023 (h)	36		48
Series 1591, Class PV, 6.25%, 10/15/2023	54		56
Series 1602, Class SA, IF, 16.05%, 10/15/2023 (h)	27		31
Series 2710, Class HB, 5.50%, 11/15/2023	502		521
Series 1642, Class PJ, 6.00%, 11/15/2023	122		127
Series 2716, Class UN, 4.50%, 12/15/2023	311		321
Series 1638, Class H, 6.50%, 12/15/2023	172		181
Series 2283, Class K, 6.50%, 12/15/2023	89		93
Series 1700, Class GA, PO, 2/15/2024	32		31
Series 1865, Class D, PO, 2/15/2024	39		35
Series 1760, Class ZD, 2.36%, 2/15/2024 (h)	223		220
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	14		17
Series 1686, Class SH, IF, 14.60%, 2/15/2024 (h)	6		7
Series 1709, Class FA, 2.01%, 3/15/2024 (h)	4		4
Series 1699, Class FC, 2.66%, 3/15/2024 (h)	8		8
Series 1695, Class EB, 7.00%, 3/15/2024	39		41
Series 1706, Class K, 7.00%, 3/15/2024	112		119

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2033, Class SN, HB, IF, 27.24%, 3/15/2024 (h)	18	5
Series 2306, Class K, PO, 5/15/2024	18	17
Series 2306, Class SE, IF, IO, 7.74%, 5/15/2024 (h)	44	7
Series 1745, Class D, 7.50%, 8/15/2024	19	21
Series 3720, Class A, 4.50%, 9/15/2025	206	212
Series 3131, Class BK, 5.50%, 3/15/2026	709	748
Series 1829, Class ZB, 6.50%, 3/15/2026	18	19
Series 1863, Class Z, 6.50%, 7/15/2026	23	25
Series 1890, Class H, 7.50%, 9/15/2026	22	24
Series 1899, Class ZE, 8.00%, 9/15/2026	75	84
Series 3229, Class HE, 5.00%, 10/15/2026	659	679
Series 1963, Class Z, 7.50%, 1/15/2027	52	58
Series 1935, Class FL, 2.76%, 2/15/2027 (h)	4	4
Series 1981, Class Z, 6.00%, 5/15/2027	86	91
Series 1970, Class PG, 7.25%, 7/15/2027	6	7
Series 1987, Class PE, 7.50%, 9/15/2027	37	41
Series 2019, Class Z, 6.50%, 12/15/2027	68	73
Series 2038, Class PN, IO, 7.00%, 3/15/2028	66	12
Series 2040, Class PE, 7.50%, 3/15/2028	139	155
Series 4251, Class KW, 2.50%, 4/15/2028	3,684	3,436
Series 2043, Class CJ, 6.50%, 4/15/2028	19	21
Series 2054, Class PV, 7.50%, 5/15/2028	93	103
Series 2075, Class PM, 6.25%, 8/15/2028	198	210
Series 2075, Class PH, 6.50%, 8/15/2028	177	192
Series 2086, Class GB, 6.00%, 9/15/2028	52	56
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	83	9
Series 2095, Class PE, 6.00%, 11/15/2028	233	250
Series 2125, Class JZ, 6.00%, 2/15/2029	81	86
Series 2136, Class PG, 6.00%, 3/15/2029	99	106
Series 2132, Class SB, HB, IF, 21.53%, 3/15/2029 (h)	17	24
Series 2141, IO, 7.00%, 4/15/2029	27	3
Series 2169, Class TB, 7.00%, 6/15/2029	296	326
Series 2163, Class PC, IO, 7.50%, 6/15/2029	32	4
Series 2172, Class QC, 7.00%, 7/15/2029	185	205
Series 2176, Class OJ, 7.00%, 8/15/2029	143	159
Series 2201, Class C, 8.00%, 11/15/2029	85	94
Series 2209, Class TC, 8.00%, 1/15/2030	77	87
Series 2210, Class Z, 8.00%, 1/15/2030	135	155
Series 2224, Class CB, 8.00%, 3/15/2030	30	34
Series 2230, Class Z, 8.00%, 4/15/2030	78	88
Series 2234, Class PZ, 7.50%, 5/15/2030	60	68
Series 2247, Class Z, 7.50%, 8/15/2030	62	68

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2256, Class MC, 7.25%, 9/15/2030	92	104
Series 2259, Class ZM, 7.00%, 10/15/2030	112	125
Series 2261, Class ZY, 7.50%, 10/15/2030	1	1
Series 2262, Class Z, 7.50%, 10/15/2030	17	19
Series 2271, Class PC, 7.25%, 12/15/2030	141	157
Series 2296, Class PD, 7.00%, 3/15/2031	77	86
Series 2313, Class LA, 6.50%, 5/15/2031	77	87
Series 2325, Class PM, 7.00%, 6/15/2031	92	102
Series 2359, Class ZB, 8.50%, 6/15/2031	219	253
Series 2344, Class ZD, 6.50%, 8/15/2031	748	857
Series 2344, Class ZJ, 6.50%, 8/15/2031	63	69
Series 2345, Class NE, 6.50%, 8/15/2031	58	63
Series 2351, Class PZ, 6.50%, 8/15/2031	62	70
Series 2353, Class AZ, 6.00%, 9/15/2031	437	460
Series 2367, Class ME, 6.50%, 10/15/2031	108	119
Series 2396, Class FM, 2.51%, 12/15/2031 (h)	245	246
Series 2399, Class OH, 6.50%, 1/15/2032	148	163
Series 2399, Class TH, 6.50%, 1/15/2032	194	213
Series 2464, Class SI, IF, IO, 5.94%, 2/15/2032 (h)	347	56
Series 2410, Class OE, 6.38%, 2/15/2032	76	81
Series 2410, Class NG, 6.50%, 2/15/2032	195	215
Series 2420, Class XK, 6.50%, 2/15/2032	242	266
Series 2410, Class QX, IF, IO, 6.59%, 2/15/2032 (h)	84	16
Series 2412, Class SP, IF, 11.97%, 2/15/2032 (h)	163	190
Series 2410, Class QS, IF, 14.14%, 2/15/2032 (h)	134	169
Series 2444, Class ES, IF, IO, 5.89%, 3/15/2032 (h)	140	24
Series 2450, Class SW, IF, IO, 5.94%, 3/15/2032 (h)	112	18
Series 2430, Class WF, 6.50%, 3/15/2032	364	405
Series 2423, Class MC, 7.00%, 3/15/2032	206	229
Series 2423, Class MT, 7.00%, 3/15/2032	184	205
Series 2435, Class CJ, 6.50%, 4/15/2032	248	272
Series 2434, Class TC, 7.00%, 4/15/2032	221	245
Series 2436, Class MC, 7.00%, 4/15/2032	158	173
Series 2455, Class GK, 6.50%, 5/15/2032	389	431
Series 2450, Class GZ, 7.00%, 5/15/2032	105	118
Series 2462, Class JG, 6.50%, 6/15/2032	169	187
Series 2466, Class PH, 6.50%, 6/15/2032	295	324
Series 2474, Class NR, 6.50%, 7/15/2032	159	178
Series 2484, Class LZ, 6.50%, 7/15/2032	194	218

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2500, Class MC, 6.00%, 9/15/2032	207	226
Series 2835, Class QO, PO, 12/15/2032	28	24
Series 2543, Class YX, 6.00%, 12/15/2032	353	385
Series 2544, Class HC, 6.00%, 12/15/2032	332	365
Series 2552, Class ME, 6.00%, 1/15/2033	453	498
Series 2567, Class QD, 6.00%, 2/15/2033	390	429
Series 2575, Class ME, 6.00%, 2/15/2033	1,009	1,093
Series 2596, Class QG, 6.00%, 3/15/2033	264	275
Series 2586, Class WI, IO, 6.50%, 3/15/2033	128	29
Series 2692, Class SC, IF, 9.16%, 7/15/2033 (h)	63	70
Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,385
Series 3920, Class LP, 5.00%, 1/15/2034	1,013	1,083
Series 2744, Class PE, 5.50%, 2/15/2034	49	51
Series 3611, PO, 7/15/2034	67	57
Series 2990, Class UZ, 5.75%, 6/15/2035	2,291	2,506
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,230
Series 3014, Class OD, PO, 8/15/2035	54	48
Series 3085, Class WF, 2.86%, 8/15/2035 (h)	179	183
Series 3151, Class UC, 5.50%, 8/15/2035	45	46
Series 3047, Class OD, 5.50%, 10/15/2035	944	1,024
Series 3074, Class BH, 5.00%, 11/15/2035	622	646
Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,253
Series 3102, Class FB, 2.36%, 1/15/2036 (h)	265	265
Series 3102, Class HS, IF, 17.00%, 1/15/2036 (h)	65	85
Series 3117, Class EO, PO, 2/15/2036	415	352
Series 3117, Class OK, PO, 2/15/2036	241	203
Series 3134, PO, 3/15/2036	62	54
Series 3152, Class MO, PO, 3/15/2036	311	264
Series 3122, Class ZB, 6.00%, 3/15/2036	22	31
Series 3138, PO, 4/15/2036	303	266
Series 3607, Class BO, PO, 4/15/2036	138	118
Series 3219, Class DI, IO, 6.00%, 4/15/2036	228	47
Series 3819, Class ZQ, 6.00%, 4/15/2036	1,329	1,462
Series 3149, Class SO, PO, 5/15/2036	30	23
Series 3233, Class OP, PO, 5/15/2036	97	82
Series 3171, Class MO, PO, 6/15/2036	65	58
Series 3179, Class OA, PO, 7/15/2036	259	224
Series 3194, Class SA, IF, IO, 5.04%, 7/15/2036 (h)	43	3
Series 3211, Class SO, PO, 9/15/2036	287	246
Series 3218, Class AO, PO, 9/15/2036	129	99
Series 3232, Class ST, IF, IO, 4.64%, 10/15/2036 (h)	324	48

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3256, PO, 12/15/2036	174	147
Series 3261, Class OA, PO, 1/15/2037	212	179
Series 3260, Class CS, IF, IO, 4.08%, 1/15/2037 (h)	383	50
Series 3274, Class JO, PO, 2/15/2037	58	52
Series 3275, Class FL, 2.50%, 2/15/2037 (h)	60	61
Series 3290, Class SB, IF, IO, 4.39%, 3/15/2037 (h)	413	53
Series 3318, Class AO, PO, 5/15/2037	22	16
Series 3607, PO, 5/15/2037	277	233
Series 3315, Class HZ, 6.00%, 5/15/2037	372	374
Series 3326, Class JO, PO, 6/15/2037	21	18
Series 3331, PO, 6/15/2037	196	173
Series 3607, Class OP, PO, 7/15/2037	588	501
Series 4048, Class FJ, 2.48%, 7/15/2037 (h)	1,277	1,279
Series 3747, Class HI, IO, 4.50%, 7/15/2037	83	—	(i)
Series 3759, Class HI, IO, 4.00%, 8/15/2037	236	4
Series 3760, Class GI, IO, 4.00%, 10/15/2037	168	2
Series 3385, Class SN, IF, IO, 3.94%, 11/15/2037 (h)	90	7
Series 3387, Class SA, IF, IO, 4.36%, 11/15/2037 (h)	289	27
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	1,969	14
Series 3404, Class SC, IF, IO, 3.94%, 1/15/2038 (h)	485	59
Series 3424, Class PI, IF, IO, 4.74%, 4/15/2038 (h)	341	40
Series 3481, Class SJ, IF, IO, 3.79%, 8/15/2038 (h)	570	60
Series 3511, Class SA, IF, IO, 3.94%, 2/15/2039 (h)	356	42
Series 3804, Class FN, 2.51%, 3/15/2039 (h)	13	13
Series 3549, Class FA, 3.26%, 7/15/2039 (h)	62	64
Series 3997, Class PF, 2.51%, 11/15/2039 (h)	217	217
Series 3621, Class BO, PO, 1/15/2040	207	178
Series 3747, Class PY, 4.00%, 10/15/2040	1,000	1,015
Series 3925, Class FL, 2.51%, 1/15/2041 (h)	660	663
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	302	304
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	1,028	1,080
Series 3957, Class B, 4.00%, 11/15/2041	436	444
Series 3966, Class NA, 4.00%, 12/15/2041	699	723
Series 4217, Class KY, 3.00%, 6/15/2043	2,000	1,867
Series 4374, Class NC, 3.75%, 2/15/2046 (e)	1,894	1,910

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	18		—	(i)
Series 243, Class 17, IO, 4.50%, 12/15/2020	52		1
Series 134, Class B, IO, 9.00%, 4/1/2022	—	(i)	—	(i)
Series 233, Class 11, IO, 5.00%, 9/15/2035	489		92
Series 233, Class 13, IO, 5.00%, 9/15/2035	688		143
Series 299, Class 300, 3.00%, 1/15/2043	5,328		5,237
Series 310, PO, Zero Coupon, 9/15/2043	1,700		1,338
Series 323, Class 300, 3.00%, 1/15/2044	3,305		3,238
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.54%, 7/25/2032 (h)	344		365
Series T-76, Class 2A, 4.26%, 10/25/2037 (h)	1,096		1,113
Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	221		258
Series T-54, Class 2A, 6.50%, 2/25/2043	1,257		1,421
Series T-54, Class 3A, 7.00%, 2/25/2043	352		395
Series T-58, Class APO, PO, 9/25/2043	130		103
Series T-59, Class 1AP, PO, 10/25/2043	297		156
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 3.75%, 10/25/2034 (h)	339		337
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	739		618
Series 2007-FA4, Class 1A2, IF, IO, 3.59%, 8/25/2037 ‡ (h)	1,452		241
First Horizon Mortgage Pass-Through Trust
Series 2005-AR1, Class 2A2, 3.97%, 4/25/2035 (h)	364		373
FNMA Grantor Trust
Series 2002-T19, Class A2, 7.00%, 7/25/2042	630		704
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	434		489
FNMA REMIC
Series 2003-81, Class LC, 4.50%, 9/25/2018	—	(i)	—	(i)
Series 2003-128, Class NG, 4.00%, 1/25/2019	—	(i)	—	(i)
Series 2004-27, Class HB, 4.00%, 5/25/2019	86		86
Series 2004-76, Class CL, 4.00%, 10/25/2019	—	(i)	—	(i)
Series 1989-70, Class G, 8.00%, 10/25/2019	1		1
Series 1989-83, Class H, 8.50%, 11/25/2019	1		1
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(i)	—	(i)
Series 1989-78, Class H, 9.40%, 11/25/2019	—	(i)	—	(i)
Series 1990-1, Class D, 8.80%, 1/25/2020	1		1

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1990-60, Class K, 5.50%, 6/25/2020	—	(i)	—	(i)
Series 1990-63, Class H, 9.50%, 6/25/2020	—	(i)	—	(i)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(i)	—	(i)
Series 1990-102, Class J, 6.50%, 8/25/2020	4		4
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(i)	—	(i)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(i)	—	(i)
Series 1990-120, Class H, 9.00%, 10/25/2020	3		3
Series 1990-134, Class SC, IF, 18.50%, 11/25/2020 (h)	—	(i)	—	(i)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(i)	—	(i)
Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(i)	—	(i)
Series 1991-24, Class Z, 5.00%, 3/25/2021	1		1
Series 2001-4, Class PC, 7.00%, 3/25/2021	26		27
Series G-17, Class S, HB, 868.76%, 6/25/2021 (h)	—	(i)	—	(i)
Series 2001-48, Class Z, 6.50%, 9/25/2021	257		266
Series G-28, Class S, IF, 13.04%, 9/25/2021 (h)	1		1
Series G-35, Class M, 8.75%, 10/25/2021	4		4
Series G-51, Class SA, HB, IF, 21.78%, 12/25/2021 (h)	1		1
Series 2002-1, Class HC, 6.50%, 2/25/2022	25		26
Series 2007-15, Class NO, PO, 3/25/2022	56		54
Series 1992-101, Class J, 7.50%, 6/25/2022	1		1
Series G92-42, Class Z, 7.00%, 7/25/2022	4		4
Series G92-35, Class E, 7.50%, 7/25/2022	35		36
Series G92-44, Class ZQ, 8.00%, 7/25/2022	3		3
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(i)	—	(i)
Series 1992-136, Class PK, 6.00%, 8/25/2022	11		12
Series 1996-59, Class J, 6.50%, 8/25/2022	8		8
Series G92-52, Class FD, 2.09%, 9/25/2022 (h)	6		6
Series 1992-143, Class MA, 5.50%, 9/25/2022	7		8
Series G92-54, Class ZQ, 7.50%, 9/25/2022	29		30
Series 1992-163, Class M, 7.75%, 9/25/2022	26		28
Series G92-62, Class B, PO, 10/25/2022	8		7
Series G92-59, Class F, 1.63%, 10/25/2022 (h)	5		5
Series G92-61, Class Z, 7.00%, 10/25/2022	12		13

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1992-188, Class PZ, 7.50%, 10/25/2022	49	52
Series G93-1, Class KA, 7.90%, 1/25/2023	42	45
Series G93-5, Class Z, 6.50%, 2/25/2023	11	11
Series 1997-61, Class ZC, 7.00%, 2/25/2023	189	201
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	7	9
Series G93-14, Class J, 6.50%, 3/25/2023	14	14
Series 1993-25, Class J, 7.50%, 3/25/2023	31	33
Series 1993-21, Class KA, 7.70%, 3/25/2023	19	20
Series 1998-4, Class C, PO, 4/25/2023	5	5
Series 2008-24, Class DY, 5.00%, 4/25/2023	5	5
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	30	32
Series 1998-43, Class SA, IF, IO, 15.49%, 4/25/2023 (h)	37	9
Series 1993-62, Class SA, IF, 18.35%, 4/25/2023 (h)	11	13
Series 2003-39, Class LW, 5.50%, 5/25/2023	375	389
Series 2003-41, Class PE, 5.50%, 5/25/2023	187	193
Series 2008-47, Class SI, IF, IO, 4.44%, 6/25/2023 (h)	147	5
Series 2003-83, Class PG, 5.00%, 6/25/2023	58	58
Series G93-27, Class FD, 2.94%, 8/25/2023 (h)	26	26
Series 1999-38, Class SK, IF, IO, 5.99%, 8/25/2023 (h)	7	1
Series 2002-83, Class CS, 6.88%, 8/25/2023	205	215
Series 1996-14, Class SE, IF, IO, 7.79%, 8/25/2023 (h)	105	14
Series 1993-205, Class H, PO, 9/25/2023	17	16
Series G93-37, Class H, PO, 9/25/2023	7	6
Series 2008-76, Class GF, 2.71%, 9/25/2023 (h)	4	4
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	14	15
Series 1993-165, Class SD, IF, 12.88%, 9/25/2023 (h)	6	7
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	6	7
Series 1999-52, Class NS, IF, 17.60%, 10/25/2023 (h)	17	21
Series 1993-179, Class SB, HB, IF, 25.66%, 10/25/2023 (h)	9	12
Series 1995-19, Class Z, 6.50%, 11/25/2023	119	130
Series 1993-230, Class FA, 2.66%, 12/25/2023 (h)	10	10

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1993-247, Class FE, 3.06%, 12/25/2023 (h)	24	24
Series 1993-225, Class UB, 6.50%, 12/25/2023	30	32
Series 1993-247, Class SU, IF, 12.02%, 12/25/2023 (h)	11	12
Series 2002-1, Class UD, IF, 17.27%, 12/25/2023 (h)	24	28
Series 2009-9, IO, 5.00%, 2/25/2024	97	3
Series 2009-18, IO, 5.00%, 3/25/2024	44	1
Series 1994-37, Class L, 6.50%, 3/25/2024	95	100
Series 1994-40, Class Z, 6.50%, 3/25/2024	544	578
Series 2004-53, Class NC, 5.50%, 7/25/2024	105	109
Series 1995-2, Class Z, 8.50%, 1/25/2025	24	27
Series G95-1, Class C, 8.80%, 1/25/2025	20	22
Series 1997-20, IO, 1.84%, 3/25/2027 (h)	68	2
Series 1997-27, Class J, 7.50%, 4/18/2027	9	10
Series 1997-29, Class J, 7.50%, 4/20/2027	21	24
Series 1997-39, Class PD, 7.50%, 5/20/2027	146	164
Series 1997-42, Class ZC, 6.50%, 7/18/2027	12	13
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	39	4
Series 1998-36, Class ZB, 6.00%, 7/18/2028	57	62
Series 1998-66, Class SB, IF, IO, 6.09%, 12/25/2028 (h)	62	4
Series 1999-18, Class Z, 5.50%, 4/18/2029	142	151
Series 1999-17, Class C, 6.35%, 4/25/2029	42	44
Series 1999-62, Class PB, 7.50%, 12/18/2029	64	71
Series 2000-2, Class ZE, 7.50%, 2/25/2030	213	238
Series 2013-103, Class VG, 3.00%, 3/25/2030	3,500	3,447
Series 2000-20, Class SA, IF, IO, 7.04%, 7/25/2030 (h)	118	15
Series 2000-52, IO, 8.50%, 1/25/2031	17	4
Series 2001-7, Class PF, 7.00%, 3/25/2031	38	43
Series 2011-31, Class DB, 3.50%, 4/25/2031	2,500	2,524
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	135	29
Series 2001-30, Class PM, 7.00%, 7/25/2031	129	145
Series 2001-36, Class DE, 7.00%, 8/25/2031	137	152
Series 2001-49, Class Z, 6.50%, 9/25/2031	36	39
Series 2001-44, Class MY, 7.00%, 9/25/2031	360	404
Series 2001-44, Class PD, 7.00%, 9/25/2031	44	49
Series 2001-44, Class PU, 7.00%, 9/25/2031	66	74

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-52, Class KB, 6.50%, 10/25/2031	39	42
Series 2003-52, Class SX, IF, 16.76%, 10/25/2031 (h)	78	103
Series 2001-61, Class Z, 7.00%, 11/25/2031	441	496
Series 2001-72, Class SX, IF, 12.66%, 12/25/2031 (h)	12	14
Series 2002-1, Class SA, IF, 18.48%, 2/25/2032 (h)	19	25
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	433	21
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	6	7
Series 2002-21, Class LO, PO, 4/25/2032	13	11
Series 2002-21, Class PE, 6.50%, 4/25/2032	127	140
Series 2002-28, Class PK, 6.50%, 5/25/2032	319	350
Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	2,891
Series 2002-37, Class Z, 6.50%, 6/25/2032	86	95
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	365	53
Series 2002-48, Class GH, 6.50%, 8/25/2032	448	495
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	54	60
Series 2004-59, Class BG, PO, 12/25/2032	162	138
Series 2002-77, Class S, IF, 10.70%, 12/25/2032 (h)	71	81
Series 2003-22, Class UD, 4.00%, 4/25/2033	1,458	1,494
Series 2003-35, Class UC, 3.75%, 5/25/2033	17	17
Series 2003-42, Class GB, 4.00%, 5/25/2033	88	90
Series 2003-34, Class AX, 6.00%, 5/25/2033	294	320
Series 2003-34, Class ED, 6.00%, 5/25/2033	1,187	1,245
Series 2003-39, IO, 6.00%, 5/25/2033 (h)	56	12
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	464	111
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	820	101
Series 2004-4, Class QI, IF, IO, 5.04%, 6/25/2033 (h)	520	25
Series 2003-47, Class PE, 5.75%, 6/25/2033	214	234
Series 2004-4, Class QM, IF, 10.07%, 6/25/2033 (h)	49	52
Series 2003-64, Class SX, IF, 8.55%, 7/25/2033 (h)	64	70
Series 2004-36, Class SN, IF, 10.07%, 7/25/2033 (h)	84	84
Series 2003-132, Class OA, PO, 8/25/2033	42	39
Series 2003-71, Class DS, IF, 4.69%, 8/25/2033 (h)	398	388

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	452	77
Series 2003-74, Class SH, IF, 6.45%, 8/25/2033 (h)	61	66
Series 2003-91, Class SD, IF, 9.06%, 9/25/2033 (h)	99	109
Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349	3,229
Series 2013-101, Class E, 3.00%, 10/25/2033	3,000	2,899
Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000	3,861
Series 2003-116, Class SB, IF, IO, 5.54%, 11/25/2033 (h)	656	104
Series 2006-44, Class P, PO, 12/25/2033	1,062	892
Series 2004-25, Class PC, 5.50%, 1/25/2034	36	36
Series 2003-130, Class SX, IF, 8.42%, 1/25/2034 (h)	23	25
Series 2004-36, Class PC, 5.50%, 2/25/2034	26	26
Series 2004-10, Class SC, HB, IF, 20.34%, 2/25/2034 (h)	67	70
Series 2004-25, Class SA, IF, 13.85%, 4/25/2034 (h)	365	450
Series 2004-46, Class SK, IF, 10.82%, 5/25/2034 (h)	657	750
Series 2004-36, Class SA, IF, 13.85%, 5/25/2034 (h)	640	832
Series 2004-46, Class QB, IF, 15.74%, 5/25/2034 (h)	260	319
Series 2004-51, Class SY, IF, 10.11%, 7/25/2034 (h)	114	129
Series 2004-79, Class SP, IF, 14.12%, 11/25/2034 (h)	124	131
Series 2005-74, Class CS, IF, 14.34%, 5/25/2035 (h)	258	300
Series 2005-68, Class UC, 5.00%, 6/25/2035	169	171
Series 2005-68, Class BC, 5.25%, 6/25/2035	125	127
Series 2005-110, Class MN, 5.50%, 6/25/2035	79	79
Series 2005-52, Class PA, 6.50%, 6/25/2035	2	2
Series 2005-56, Class S, IF, IO, 4.65%, 7/25/2035 (h)	676	88
Series 2005-66, Class SG, IF, 12.21%, 7/25/2035 (h)	167	208
Series 2005-68, Class PG, 5.50%, 8/25/2035	635	678
Series 2005-84, Class XM, 5.75%, 10/25/2035	1,989	2,138
Series 2005-110, Class GL, 5.50%, 12/25/2035	4,326	4,701

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-46, Class UC, 5.50%, 12/25/2035	652	685
Series 2005-109, Class PC, 6.00%, 12/25/2035	746	797
Series 2006-15, Class OT, PO, 1/25/2036	25	24
Series 2006-39, Class WC, 5.50%, 1/25/2036	637	670
Series 2006-16, Class OA, PO, 3/25/2036	227	198
Series 2006-22, Class AO, PO, 4/25/2036	350	294
Series 2006-23, Class KO, PO, 4/25/2036	75	68
Series 2006-44, Class GO, PO, 6/25/2036	458	388
Series 2006-53, Class US, IF, IO, 4.52%, 6/25/2036 (h)	689	87
Series 2007-101, Class A2, 2.31%, 6/27/2036 (h)	458	450
Series 2006-56, PO, 7/25/2036	369	327
Series 2006-58, PO, 7/25/2036	206	175
Series 2006-58, Class AP, PO, 7/25/2036	399	345
Series 2006-65, Class QO, PO, 7/25/2036	312	266
Series 2006-56, Class FC, 2.35%, 7/25/2036 (h)	663	662
Series 2006-58, Class FL, 2.52%, 7/25/2036 (h)	51	52
Series 2006-60, Class DZ, 6.50%, 7/25/2036	4,401	5,052
Series 2006-72, Class TO, PO, 8/25/2036	60	54
Series 2006-79, Class DO, PO, 8/25/2036	253	222
Series 2007-7, Class SG, IF, IO, 4.44%, 8/25/2036 (h)	785	167
Series 2006-77, Class PC, 6.50%, 8/25/2036	1,063	1,163
Series 2006-90, Class AO, PO, 9/25/2036	205	183
Series 2008-42, Class AO, PO, 9/25/2036	101	90
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	1,277	241
Series 2006-109, PO, 11/25/2036	92	80
Series 2006-110, PO, 11/25/2036	581	492
Series 2006-111, Class EO, PO, 11/25/2036	61	53
Series 2006-124, Class HB, 3.66%, 11/25/2036 (h)	779	807
Series 2006-119, PO, 12/25/2036	65	57
Series 2006-118, Class A2, 2.12%, 12/25/2036 (h)	370	366
Series 2009-70, Class CO, PO, 1/25/2037	498	414
Series 2006-128, Class BP, 5.50%, 1/25/2037	303	317
Series 2007-77, Class FG, 2.56%, 3/25/2037 (h)	86	87
Series 2007-16, Class FC, 2.81%, 3/25/2037 (h)	142	147

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-14, Class ES, IF, IO, 4.38%, 3/25/2037 (h)	838	115
Series 2007-42, Class AO, PO, 5/25/2037	62	56
Series 2007-48, PO, 5/25/2037	143	126
Series 2007-54, Class FA, 2.46%, 6/25/2037 (h)	320	322
Series 2007-60, Class AX, IF, IO, 5.09%, 7/25/2037 (h)	2,267	434
Series 2012-14, Class FB, 2.51%, 8/25/2037 (h)	339	340
Series 2007-81, Class GE, 6.00%, 8/25/2037	337	359
Series 2007-88, Class VI, IF, IO, 4.48%, 9/25/2037 (h)	1,594	265
Series 2007-91, Class ES, IF, IO, 4.40%, 10/25/2037 (h)	1,171	145
Series 2007-106, Class A7, 6.05%, 10/25/2037 (h)	203	219
Series 2007-116, Class HI, IO, 1.14%, 1/25/2038 (h)	898	33
Series 2008-1, Class BI, IF, IO, 3.85%, 2/25/2038 (h)	429	47
Series 2008-16, Class IS, IF, IO, 4.14%, 3/25/2038 (h)	141	17
Series 2008-10, Class XI, IF, IO, 4.17%, 3/25/2038 (h)	311	33
Series 2008-27, Class SN, IF, IO, 4.84%, 4/25/2038 (h)	195	21
Series 2008-44, PO, 5/25/2038	12	10
Series 2008-53, Class CI, IF, IO, 5.14%, 7/25/2038 (h)	288	42
Series 2008-80, Class SA, IF, IO, 3.79%, 9/25/2038 (h)	643	67
Series 2008-81, Class SB, IF, IO, 3.79%, 9/25/2038 (h)	497	42
Series 2010-45, Class BD, 4.50%, 11/25/2038	51	51
Series 2010-148, Class MA, 4.00%, 2/25/2039	216	219
Series 2009-6, Class GS, IF, IO, 4.49%, 2/25/2039 (h)	639	95
Series 2009-62, Class HJ, 6.00%, 5/25/2039	259	275
Series 2009-60, Class HT, 6.00%, 8/25/2039	500	546
Series 2009-103, Class MB, 3.92%, 12/25/2039 (h)	342	366
Series 2009-99, Class SC, IF, IO, 4.12%, 12/25/2039 (h)	165	17
Series 2010-49, Class SC, IF, 8.53%, 3/25/2040 (h)	562	611

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-64, Class DM, 5.00%, 6/25/2040	305		321
Series 2010-71, Class HJ, 5.50%, 7/25/2040	449		490
Series 2010-147, Class SA, IF, IO, 4.47%, 1/25/2041 (h)	1,571		270
Series 2011-30, Class LS, IO, 1.34%, 4/25/2041 (h)	1,122		59
Series 2011-75, Class FA, 2.61%, 8/25/2041 (h)	326		330
Series 2011-118, Class MT, 7.00%, 11/25/2041	626		711
Series 2011-130, Class CA, 6.00%, 12/25/2041	1,048		1,154
Series 2013-81, Class TA, 3.00%, 2/25/2043	2,000		1,851
Series 2013-92, PO, 9/25/2043	1,520		1,177
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694		1,637
Series 2013-101, Class DO, PO, 10/25/2043	2,375		1,816
Series 2013-128, PO, 12/25/2043	2,958		2,318
Series 2011-2, Class WA, 5.81%, 2/25/2051 (h)	407		427
FNMA REMIC Trust
Series 2007-W7, Class 1A4, HB, IF, 26.79%, 7/25/2037 (h)	16		24
Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (h)	65		72
Series 2003-W1, Class 1A1, 5.42%, 12/25/2042 (h)	533		556
Series 2003-W1, Class 2A, 5.93%, 12/25/2042 (h)	221		240
Series 2009-W1, Class A, 6.00%, 12/25/2049	858		946
FNMA STRIPS
Series 355, Class 31, IO, 4.50%, 12/25/2018 (h)	1		—	(i)
Series 50, Class 2, IO, 10.50%, 3/25/2019	—	(i)	—	(i)
Series 368, Class 3, IO, 4.50%, 11/25/2020	6		—	(i)
Series 218, Class 2, IO, 7.50%, 4/25/2023	4		1
Series 265, Class 2, 9.00%, 3/25/2024	5		5
Series 329, Class 1, PO, 1/25/2033	57		50
Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	83		17
Series 351, Class 7, IO, 5.00%, 4/25/2034 (h)	273		55
Series 355, Class 11, IO, 6.00%, 7/25/2034	230		39
Series 365, Class 8, IO, 5.50%, 5/25/2036	354		81
Series 374, Class 5, IO, 5.50%, 8/25/2036	182		42
Series 393, Class 6, IO, 5.50%, 4/25/2037	70		12

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 383, Class 32, IO, 6.00%, 1/25/2038	85	18
Series 383, Class 33, IO, 6.00%, 1/25/2038	223	44
FNMA Trust
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	136	153
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	305	340
Series 2004-W15, Class 2AF, 2.31%, 8/25/2044 (h)	408	406
Series 2005-W3, Class 2AF, 2.28%, 3/25/2045 (h)	1,109	1,104
Series 2006-W2, Class 1AF1, 2.28%, 2/25/2046 (h)	380	380
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.88%, 6/19/2035 (h)	1,380	1,354
GNMA
Series 1994-7, Class PQ, 6.50%, 10/16/2024	526	555
Series 1999-4, Class ZB, 6.00%, 2/20/2029	419	419
Series 1999-30, Class S, IF, IO, 6.54%, 8/16/2029 (h)	52	1
Series 2000-21, Class Z, 9.00%, 3/16/2030	784	783
Series 2002-31, Class SE, IF, IO, 5.44%, 4/16/2030 (h)	652	63
Series 2000-31, Class Z, 9.00%, 10/20/2030	138	160
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	9	1
Series 2000-35, Class ZA, 9.00%, 11/20/2030	87	101
Series 2001-6, Class SD, IF, IO, 6.49%, 3/16/2031 (h)	43	9
Series 2001-36, Class S, IF, IO, 5.99%, 8/16/2031 (h)	97	22
Series 2001-35, Class SA, IF, IO, 6.19%, 8/16/2031 (h)	109	1
Series 2002-24, Class AG, IF, IO, 5.89%, 4/16/2032 (h)	378	60
Series 2002-24, Class SB, IF, 8.83%, 4/16/2032 (h)	36	40
Series 2002-41, Class SV, IF, 9.00%, 6/16/2032 (h)	13	15
Series 2002-45, Class QE, 6.50%, 6/20/2032	924	1,024
Series 2002-47, Class PG, 6.50%, 7/16/2032	311	350
Series 2002-47, Class ZA, 6.50%, 7/20/2032	606	671
Series 2002-52, Class GH, 6.50%, 7/20/2032	517	525
Series 2002-75, Class PB, 6.00%, 11/20/2032	949	1,029
Series 2003-58, Class BE, 6.50%, 1/20/2033	775	853

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-11, Class SK, IF, IO, 5.64%, 2/16/2033 (h)	344	39
Series 2003-12, Class SP, IF, IO, 5.62%, 2/20/2033 (h)	173	30
Series 2003-24, PO, 3/16/2033	34	31
Series 2003-40, Class TJ, 6.50%, 3/20/2033	917	1,010
Series 2003-46, Class TC, 6.50%, 3/20/2033	433	474
Series 2003-46, Class MG, 6.50%, 5/20/2033	565	627
Series 2003-52, Class AP, PO, 6/16/2033	155	130
Series 2003-90, PO, 10/20/2033	46	41
Series 2003-112, Class SA, IF, IO, 4.49%, 12/16/2033 (h)	605	80
Series 2004-28, Class S, IF, 13.99%, 4/16/2034 (h)	247	325
Series 2004-73, Class AE, IF, 10.60%, 8/17/2034 (h)	62	67
Series 2004-90, Class SI, IF, IO, 4.02%, 10/20/2034 (h)	801	102
Series 2005-68, Class DP, IF, 11.46%, 6/17/2035 (h)	111	124
Series 2010-14, Class CO, PO, 8/20/2035	296	255
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035	1,350	261
Series 2005-68, Class KI, IF, IO, 4.22%, 9/20/2035 (h)	1,860	232
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	262	51
Series 2006-16, Class OP, PO, 3/20/2036	122	109
Series 2006-38, Class SW, IF, IO, 4.42%, 6/20/2036 (h)	249	14
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,390	1,536
Series 2006-59, Class SD, IF, IO, 4.62%, 10/20/2036 (h)	400	38
Series 2006-65, Class SA, IF, IO, 4.72%, 11/20/2036 (h)	620	80
Series 2011-22, Class WA, 5.90%, 2/20/2037 (h)	580	638
Series 2007-57, PO, 3/20/2037	259	229
Series 2007-17, Class JO, PO, 4/16/2037	109	92
Series 2007-17, Class JI, IF, IO, 4.75%, 4/16/2037 (h)	1,016	152
Series 2007-19, Class SD, IF, IO, 4.12%, 4/20/2037 (h)	579	57
Series 2007-28, Class BO, PO, 5/20/2037	127	107
Series 2007-26, Class SC, IF, IO, 4.12%, 5/20/2037 (h)	535	58
Series 2007-27, Class SA, IF, IO, 4.12%, 5/20/2037 (h)	490	52

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-36, Class SE, IF, IO, 4.41%, 6/16/2037 (h)	349	42
Series 2007-47, Class PH, 6.00%, 7/16/2037	2,500	2,793
Series 2007-40, Class SB, IF, IO, 4.67%, 7/20/2037 (h)	1,050	138
Series 2007-42, Class SB, IF, IO, 4.67%, 7/20/2037 (h)	621	72
Series 2007-50, Class AI, IF, IO, 4.70%, 8/20/2037 (h)	388	45
Series 2007-53, Class SW, IF, 13.97%, 9/20/2037 (h)	56	66
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	208	24
Series 2009-79, Class OK, PO, 11/16/2037	198	171
Series 2007-73, Class MI, IF, IO, 3.92%, 11/20/2037 (h)	333	38
Series 2007-76, Class SA, IF, IO, 4.45%, 11/20/2037 (h)	642	78
Series 2007-72, Class US, IF, IO, 4.47%, 11/20/2037 (h)	318	38
Series 2007-79, Class SY, IF, IO, 4.47%, 12/20/2037 (h)	309	39
Series 2008-2, Class NS, IF, IO, 4.48%, 1/16/2038 (h)	588	73
Series 2008-2, Class MS, IF, IO, 5.10%, 1/16/2038 (h)	176	25
Series 2008-10, Class S, IF, IO, 3.75%, 2/20/2038 (h)	369	40
Series 2008-36, Class SH, IF, IO, 4.22%, 4/20/2038 (h)	511	61
Series 2008-40, Class SA, IF, IO, 4.34%, 5/16/2038 (h)	3,153	401
Series 2008-55, Class SA, IF, IO, 4.12%, 6/20/2038 (h)	281	29
Series 2008-71, Class SC, IF, IO, 3.92%, 8/20/2038 (h)	140	12
Series 2009-25, Class SE, IF, IO, 5.52%, 9/20/2038 (h)	244	34
Series 2008-93, Class AS, IF, IO, 3.62%, 12/20/2038 (h)	351	31
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	236	22
Series 2009-6, Class SA, IF, IO, 4.04%, 2/16/2039 (h)	391	46
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	844	162
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	332	74
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	330	87

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-22, Class SA, IF, IO, 4.19%, 4/20/2039 (h)	803	79
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	182	36
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	194	43
Series 2009-43, Class SA, IF, IO, 3.87%, 6/20/2039 (h)	342	38
Series 2009-72, Class SM, IF, IO, 4.19%, 8/16/2039 (h)	788	95
Series 2010-31, Class NO, PO, 3/20/2040	1,539	1,337
Series 2013-75, Class WA, 5.19%, 6/20/2040 (h)	1,615	1,735
Series 2010-130, Class CP, 7.00%, 10/16/2040	224	251
Series 2010-157, Class OP, PO, 12/20/2040	1,642	1,346
Series 2011-75, Class SM, IF, IO, 4.52%, 5/20/2041 (h)	1,038	148
Series 2014-188, Class W, 4.60%, 10/20/2041 (h)	790	824
Series 2012-141, Class WC, 3.72%, 1/20/2042 (h)	494	503
Series 2013-54, Class WA, 4.75%, 11/20/2042 (h)	2,348	2,464
Series 2013-91, Class WA, 4.48%, 4/20/2043 (h)	1,058	1,078
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,329
Series 2012-H24, Class FG, 2.53%, 4/20/2060 (h)	423	423
Series 2013-H03, Class FA, 2.40%, 8/20/2060 (h)	35	35
Series 2012-H22, Class FD, 2.57%, 1/20/2061 (h)	1,489	1,491
Series 2012-H21, Class CF, 2.80%, 5/20/2061 (h)	210	210
Series 2013-H05, Class FB, 2.50%, 2/20/2062 (h)	468	468
Series 2012-H15, Class FA, 2.55%, 5/20/2062 (h)	131	132
Series 2012-H26, Class MA, 2.65%, 7/20/2062 (h)	145	145
Series 2012-H28, Class FA, 2.68%, 9/20/2062 (h)	734	735
Series 2012-H29, Class FA, 2.61%, 10/20/2062 (h)	1,367	1,371
Series 2012-H31, Class FD, 2.44%, 12/20/2062 (h)	1,375	1,373

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-H01, Class FA, 1.65%, 1/20/2063	2,040	2,008
Series 2013-H04, Class BA, 1.65%, 2/20/2063	989	973
Series 2013-H08, Class FC, 2.55%, 2/20/2063 (h)	1,266	1,268
Series 2013-H07, Class HA, 2.51%, 3/20/2063 (h)	1,337	1,338
Series 2013-H09, Class HA, 1.65%, 4/20/2063	1,458	1,428
Series 2013-H18, Class JA, 2.70%, 8/20/2063 (h)	2,722	2,736
Series 2014-H01, Class FD, 2.75%, 1/20/2064 (h)	1,404	1,414
Series 2014-H09, Class TA, 2.70%, 4/20/2064 (h)	1,414	1,423
Series 2015-H15, Class FD, 2.54%, 6/20/2065 (h)	1,738	1,742
Series 2015-H15, Class FJ, 2.54%, 6/20/2065 (h)	3,722	3,731
Series 2015-H16, Class FG, 2.54%, 7/20/2065 (h)	2,783	2,789
Series 2015-H23, Class FB, 2.62%, 9/20/2065 (h)	2,614	2,629
Series 2015-H32, Class FH, 2.76%, 12/20/2065 (h)	1,926	1,949
Series 2017-H08, Class XI, IO, 2.08%, 3/20/2067 (h)	8,855	1,146
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (h)	600	582
Series 2005-RP3, Class 1AF, 2.41%, 9/25/2035 (b) (h)	856	766
Series 2005-RP3, Class 1AS, IO, 2.48%, 9/25/2035 ‡ (b) (h)	647	43
Series 2006-RP2, Class 1AS2, IF, IO, 4.02%, 4/25/2036 ‡ (b) (h)	2,828	338
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	261	279
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	130	134
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	399	411
Series 2005-4F, Class AP, PO, 5/25/2035 ‡	8	7
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	816	858
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,441	1,230

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Impac CMB Trust
Series 2004-7, Class 1A1, 2.80%, 11/25/2034 (h)	1,207	1,204
Series 2005-4, Class 2A1, 2.66%, 5/25/2035 (h)	148	147
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 2.41%, 5/25/2036 (h)	438	433
Series 2006-2, Class 2A1, 2.41%, 8/25/2036 (h)	270	265
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 3.79%, 11/25/2033 (h)	604	616
Series 2006-A3, Class 6A1, 3.99%, 8/25/2034 (h)	111	110
Series 2006-A2, Class 4A1, 4.48%, 8/25/2034 (h)	445	450
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.76%, 4/25/2036 (h)	327	297
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	687	512
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.95%, 4/21/2034 (h)	260	267
Series 2004-4, Class 2A1, 3.47%, 5/25/2034 (h)	36	34
Series 2004-13, Class 3A7, 4.37%, 11/21/2034 (h)	622	639
Series 2004-15, Class 3A1, 4.09%, 12/25/2034 (h)	232	225
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	14	14
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	83	84
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	377	391
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	125	126
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	378	389
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	272	282
Series 2004-6, Class 30PO, PO, 7/25/2034 ‡	203	168
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	341	349
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	140	117
MASTR Asset Securitization Trust
Series 2004-4, Class 3A1, 4.50%, 4/25/2019	2	2
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	2	2
Series 2004-8, PO, 8/25/2019 ‡	2	2
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	4	4

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-12, Class 30PO, PO, 12/25/2033 ‡	26	24
Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	19	16
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 2.41%, 5/25/2035 (b) (h)	1,725	1,403
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	182	147
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 2.68%, 10/25/2028 (h)	131	130
Series 2003-F, Class A1, 2.70%, 10/25/2028 (h)	1,245	1,233
Series 2004-A, Class A1, 2.52%, 4/25/2029 (h)	223	220
Series 2004-1, Class 2A1, 3.99%, 12/25/2034 (h)	323	325
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020 ‡	1	1
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (h)	311	311
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	34	34
Series 2003-A1, Class A1, 5.50%, 5/25/2033	42	43
Series 2003-A1, Class A2, 6.00%, 5/25/2033	88	90
PaineWebber CMO Trust Series P, Class 4, 8.50%, 8/1/2019	1	1
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 3.81%, 5/25/2035 (h)	87	85
RALI Trust
Series 2002-QS8, Class A5, 6.25%, 6/25/2017	5	5
Series 2002-QS16, Class A3, IF, 12.31%, 10/25/2017 (h)	1	—	(i)
Series 2003-QS3, Class A2, IF, 11.96%, 2/25/2018 (h)	2	2
Series 2003-QS9, Class A3, IF, IO, 5.49%, 5/25/2018 ‡ (h)	5	—	(i)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	1	—	(i)
Series 2003-QS12, Class A2A, IF, IO, 5.54%, 6/25/2018 ‡ (h)	2	—	(i)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	20	20
Series 2003-QS18, Class A1, 5.00%, 9/25/2018	10	10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-QA6, Class NB2, 4.04%, 12/26/2034 (h)	977	867
RBSSP Resecuritization Trust Series 2009-12, Class 1A1, 5.68%, 11/25/2033 (b) (h)	234	239
Residential Asset Securitization Trust
Series 2003-A14, Class A1, 4.75%, 2/25/2019	2	2
Series 2005-A2, Class A4, IF, IO, 2.99%, 3/25/2035 ‡ (h)	1,521	87
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	404	394
RFMSI Trust
Series 2004-S3, Class A1, 4.75%, 3/25/2019	8	7
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	8	8
Series 2005-SA4, Class 1A1, 4.05%, 9/25/2035 (h)	229	207
SART 7/15/2024	6,450	6,462
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 2.74%, 10/19/2034 (h)	399	394
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	446	454
Series 2004-5H, Class A4, 5.54%, 12/25/2033	707	722
Structured Asset Securities Corp. Trust Series 2005-10, Class 5A9, 5.25%, 12/25/2034	40	39
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 2.70%, 9/25/2043 (h)	203	202
Series 2004-4, Class 3A, 3.15%, 12/25/2044 (h)	553	557
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.31%, 2/15/2024 (h)	234	243
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	283	298
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	345	377
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	268	292
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	498	546
Series 1998-1, Class 2E, 7.00%, 3/15/2028	577	638
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	1,158	1,271
Series 2003-2, Class Z, 5.00%, 5/15/2033	5,088	5,404
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	957	972

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S8, Class A6, 4.50%, 9/25/2018	—	(i)	—	(i)
Series 2003-AR8, Class A, 4.22%, 8/25/2033 (h)	72		73
Series 2003-AR9, Class 1A6, 3.90%, 9/25/2033 (h)	1,130		1,158
Series 2003-AR9, Class 2A, 4.09%, 9/25/2033 (h)	188		190
Series 2003-S9, Class P, PO, 10/25/2033 ‡	22		20
Series 2003-S9, Class A8, 5.25%, 10/25/2033	532		543
Series 2004-AR3, Class A1, 3.95%, 6/25/2034 (h)	95		97
Series 2004-AR3, Class A2, 3.95%, 6/25/2034 (h)	80		82
Series 2006-AR10, Class 2P, 3.87%, 9/25/2036 ‡ (h)	110		92
Series 2006-AR12, Class 2P, 3.01%, 10/25/2036 ‡ (h)	105		103
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 2.94%, 4/25/2035 ‡ (h)	1,211		112
Series 2005-2, Class 1A4, IF, IO, 2.99%, 4/25/2035 ‡ (h)	4,704		396
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	1,295		244
Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,518		1,463
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,245		236
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	318		308
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	2,040		1,977
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 3.68%, 11/25/2033 (h)	96		98
Series 2003-K, Class 1A2, 3.68%, 11/25/2033 (h)	182		186
Series 2005-AR16, Class 2A1, 3.80%, 2/25/2034 (h)	168		172
Series 2004-P, Class 2A1, 4.62%, 9/25/2034 (h)	985		1,012
Series 2004-V, Class 1A1, 4.27%, 10/25/2034 (h)	184		187
Series 2004-EE, Class 2A1, 4.24%, 12/25/2034 (h)	157		160
Series 2004-EE, Class 3A1, 4.24%, 12/25/2034 (h)	244		253
Series 2005-AR3, Class 1A1, 4.35%, 3/25/2035 (h)	1,598		1,645

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-AR8, Class 2A1, 4.07%, 6/25/2035 (h)	182	186
Series 2005-16, Class APO, PO, 1/25/2036 ‡	65	56
Series 2006-2, Class APO, PO, 3/25/2036 ‡	229	192
Series 2006-4, Class 1APO, PO, 4/25/2036 ‡	115	104
Series 2007-7, Class A7, 6.00%, 6/25/2037	372	370
Series 2007-11, Class A14, 6.00%, 8/25/2037	118	118

Total Collateralized Mortgage Obligations (Cost $284,628)		293,545

Asset-backed Securities — 12.1%
Academic Loan Funding Trust Series 2013-1A, Class A, 2.86%, 12/26/2044 (b) (h)	1,105	1,101
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	661	666
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	491	465
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	695	665
Ajax Mortgage Loan Trust Series 2016-2, Class A, 4.13%, 10/25/2056 ‡ (b) (e)	3,227	3,217
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	132	137
Series 2013-2, Class A, 4.95%, 1/15/2023	458	471
Series 2016-2, Class A, 3.65%, 6/15/2028	261	252
Series 2016-3, Class AA, 3.00%, 10/15/2028	387	366
Series 2017-1, Class AA, 3.65%, 2/15/2029	522	514
American Credit Acceptance Receivables Trust
Series 2015-2, Class C, 4.32%, 5/12/2021 (b)	875	877
Series 2016-1A, Class B, 4.24%, 6/13/2022 ‡ (b)	478	479
Series 2016-4, Class C, 2.91%, 2/13/2023 ‡ (b)	870	869
Series 2017-1, Class C, 2.88%, 3/13/2023 (b)	1,480	1,478
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	3,991	3,959
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	1,275	1,359
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036fvfv (b)	3,740	3,780
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	2,000	2,103

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	850	933
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,803	2,816
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	517
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	2,380	2,644
AmeriCredit Automobile Receivables Series 2016-1, Class A3, 1.81%, 10/8/2020	250	249
AmeriCredit Automobile Receivables Trust Series 2016-3, Class A3, 1.46%, 5/10/2021	528	525
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 2/15/2020 ‡ (b)	10,700	10,700
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 ‡ (b)	1,084	1,071
Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	1,902	1,896
Banc of America Funding Corp. Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 ‡ (b)	144	143
BCC Funding Corp. X Series 2015-1, Class D, 4.54%, 12/21/2020 ‡ (b)	550	554
Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.43%, 4/25/2036 ‡ (h)	90	89
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	621	621
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	793	788
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	2,507	2,521
Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	716	720
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	251	247
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	880	870
Camillo Issuer LLC Series 2016-SFR, Class 1A1, 5.00%, 12/5/2023 ‡	5,010	4,999
CarFinance Capital Auto Trust Series 2015-1A, Class A, 1.75%, 6/15/2021 (b)	47	47
Carnow Auto Receivables Trust Series 2017-1A, Class A, 2.92%, 9/15/2022 (b)	855	851
Chase Funding Trust Series 2003-6, Class 1A7, 5.08%, 11/25/2034 ‡ (e)	640	655

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-backed Securities — continued
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	1,007
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 2.82%, 12/25/2033 (h)	66	65
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	1,494	1,472
Continental Airlines Pass-Through Trust
Series 1999-2, Class A-1, 7.26%, 3/15/2020	61	63
Series 2007-1, Class A, 5.98%, 4/19/2022	351	371
Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (b)	2,196	2,189
CPS Auto Receivables Trust
Series 2014-D, Class C, 4.35%, 11/16/2020 (b)	700	706
Series 2015-A, Class C, 4.00%, 2/16/2021 (b)	223	225
Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	2,535	2,556
Series 2015-C, Class D, 4.63%, 8/16/2021 ‡ (b)	1,376	1,398
Series 2016-C, Class C, 3.27%, 6/15/2022 (b)	1,400	1,401
CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (b)	2,964	2,980
Credit Acceptance Auto Loan Trust
Series 2015-2A, Class C, 3.76%, 2/15/2024 (b)	579	580
Series 2017-1A, Class A, 2.56%, 10/15/2025 (b)	1,564	1,556
Series 2017-1A, Class B, 3.04%, 12/15/2025 (b)	686	679
Series 2017-1A, Class C, 3.48%, 2/17/2026 (b)	574	573
Series 2017-2A, Class C, 3.35%, 6/15/2026 (b)	604	597
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	1,543	1,529
Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	2,097	2,097
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	910	977
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.96%, 10/25/2034 (h)	138	136
Delta Air Lines Pass-Through Trust
Series 2011-1, Class A, 5.30%, 4/15/2019	100	101
Series 2010-2, Class A, 4.95%, 5/23/2019	207	209
Series 2012-1, Class A, 4.75%, 5/7/2020	234	238

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Drive Auto Receivables Trust
Series 2016-AA, Class C, 3.91%, 5/17/2021 (b)	1,257	1,261
Series 2015-BA, Class D, 3.84%, 7/15/2021 (b)	2,847	2,861
Series 2015-CA, Class D, 4.20%, 9/15/2021 (b)	1,059	1,067
Series 2017-1, Class C, 2.84%, 4/15/2022	2,635	2,631
Series 2015-AA, Class D, 4.12%, 7/15/2022 (b)	1,471	1,483
Series 2015-DA, Class D, 4.59%, 1/17/2023 ‡ (b)	1,320	1,340
Series 2017-1, Class D, 3.84%, 3/15/2023	2,992	3,010
Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	4,800	4,781
Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	3,101	3,136
Series 2018-2, Class C, 3.63%, 8/15/2024	1,755	1,760
DT Auto Owner Trust
Series 2015-2A, Class D, 4.25%, 2/15/2022 (b)	1,590	1,597
Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	1,609	1,620
Series 2017-2A, Class C, 3.03%, 1/17/2023 (b)	2,244	2,240
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	448	443
Exeter Automobile Receivables Trust Series 2016-3A, Class B, 2.84%, 8/16/2021 (b)	1,171	1,170
First Investors Auto Owner Trust Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	373	376
FirstKey Lending Trust Series 2015-SFR1, Class B, 3.42%, 3/9/2047 ‡ (b)	912	912
Flagship Credit Auto Trust
Series 2015-3, Class A, 2.38%, 10/15/2020 (b)	557	556
Series 2014-2, Class B, 2.84%, 11/16/2020 (b)	77	77
Series 2014-2, Class C, 3.95%, 12/15/2020 (b)	440	442
Series 2015-3, Class B, 3.68%, 3/15/2022 (b)	757	761
Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	756	767
Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	3,000	3,125
Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	2,925	2,917

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.70%, 4/25/2029 ‡ (h)	123	103
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.73%, 10/15/2020 (b)	112	112
Series 2015-1A, Class B, 4.43%, 12/15/2020 (b)	844	845
Series 2016-1A, Class C, 6.90%, 10/15/2021 (b)	1,200	1,242
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b) (e)	136	136
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	630	621
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	755	765
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	2,604	2,600
Hero Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	2,559	2,557
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	1,268	1,241
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	2,589	2,647
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	331	325
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 2.26%, 3/25/2036 ‡ (h)	78	76
Kabbage Asset Securitization LLC
Series 2017-1, Class A, 4.57%, 3/15/2022 (b)	8,515	8,602
Series 2017-1, Class B, 5.79%, 3/15/2022 ‡ (b)	2,525	2,572
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.85%, 8/25/2038 ‡ (b) (h)	5,615	134
Series 2013-2, Class A, IO, 1.68%, 3/25/2039 ‡ (b) (h)	5,054	209
Series 2015-2, Class A, IO, 3.21%, 7/25/2041 ‡ (b) (h)	3,098	317
Lendmark Funding Trust Series 2017-1A, Class A, 2.83%, 1/22/2024 (b)	1,866	1,859
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	5,536	5,536
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (b)	1,963	1,963

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 2/20/2029 (b)	2,130	2,131
Marlette Funding Trust
Series 2017-1A, Class A, 2.83%, 3/15/2024 (b)	1,005	1,005
Series 2018-1A, Class A, 2.61%, 3/15/2028 (b)	1,954	1,949
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	750	828
Nationstar HECM Loan Trust Series 2017-1A, Class M1, 2.94%, 5/25/2027 ‡ (b)	380	379
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 2.42%, 12/7/2020 (h)	279	279
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.11%, 11/25/2033 ‡ (e)	482	487
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (b)	2,565	2,547
Ocwen Master Advance Receivables Trust Series 2018-T2, Class AT2, 3.60%, 8/15/2050 (b)	3,309	3,313
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	1,801	1,800
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	1,863	1,866
OneMain Financial Issuance Trust
Series 2015-2A, Class A, 2.57%, 7/18/2025 (b)	432	432
Series 2015-2A, Class B, 3.10%, 7/18/2025 ‡ (b)	1,911	1,911
Series 2015-1A, Class B, 3.85%, 3/18/2026 (b)	550	553
Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	2,755	2,767
Series 2016-1A, Class C, 6.00%, 2/20/2029 (b)	1,800	1,843
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	1,455	1,432
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (b)	3,906	3,857
Series 2015-SFR2, Class B, 3.14%, 6/12/2032 ‡ (b)	2,012	1,994
Series 2015-SFR2, Class C, 3.44%, 6/12/2032 ‡ (b)	2,566	2,549

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2015-SFR2, Class E, 4.43%, 6/12/2032 ‡ (b)	1,230	1,232
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (b)	5,203	5,154
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (b)	295	299
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (b)	1,200	1,231
Prosper Marketplace Issuance Trust Series 2017-1A, Class A, 2.56%, 6/15/2023 (b)	237	237
RCM Fund 1 Issuer LLC Series 2017-1, Class A, 5.50%, 10/25/2021 ‡ (b)	3,900	3,900
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (b)	1,705	1,705
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	287	129
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	1,014	994
Santander Drive Auto Receivables Trust Series 2015-5, Class E, 4.67%, 2/15/2023 (b)	4,200	4,242
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.72%, 6/25/2033 (e)	63	64
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.46%, 1/25/2036 ‡ (e)	229	202
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	825	824
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	391	379
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 4/25/2029 (b)	2,042	2,034
Springleaf Funding Trust
Series 2015-AA, Class A, 3.16%, 11/15/2024 (b)	1,868	1,868
Series 2015-AA, Class B, 3.62%, 11/15/2024 (b)	1,087	1,086
Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	2,040	2,037
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	1,038	1,044
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	1,816	1,761
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	227	228
Series 2016-1, Class A, 3.45%, 7/7/2028	990	956

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-1, Class AA, 3.50%, 3/1/2030	1,093	1,064
Series 2018-1, Class A, 3.70%, 3/1/2030	742	725
Upstart Securitization Trust Series 2017-1, Class A, 2.64%, 6/20/2024 (b)	492	491
Verizon Owner Trust Series 2016-1A, Class A, 1.42%, 1/20/2021 (b)	223	222
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (b)	3,971	3,971
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25%, 5/25/2047 ‡ (b) (e)	765	761
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047 ‡ (b) (e)	1,115	1,108
VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048 (b) (e)	1,648	1,647
VOLT LXVIII LLC Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048 (b) (e)	2,304	2,304
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023 ‡ (h)	2,716	2,683
VOLT XL LLC Series 2015-NP14, Class A1, 4.37%, 11/27/2045 ‡ (b) (e)	441	440
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	1,204	1,192
Westlake Automobile Receivables Trust
Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	941	937
Series 2017-1A, Class D, 3.46%, 10/17/2022 (b)	947	947
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	6,900	6,882

Total Asset-backed Securities (Cost $246,755)		246,616

Commercial Mortgage-Backed Securities — 4.9%
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	560	552
Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (b) (h)	1,300	1,204
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.95%, 5/27/2021 (b) (h)	2,600	2,394
Series 2014-FRR5, Class A714, PO, 1/27/2047 (b)	1,950	1,756
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (b)	483	474
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,354

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.52%, 6/11/2041 ‡ (b) (h)	394	3
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.68%, 12/11/2049 ‡ (b) (h)	471	4
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, IO, 1.07%, 8/15/2048 ‡ (h)	892	14
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,625
Series 2014-TWC, Class A, 2.92%, 2/13/2032 (b) (h)	1,400	1,401
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (b) (h)	1,060	1,040
Series 2006-GG7, Class AM, 5.95%, 7/10/2038 (h)	91	91
Series 2012-CR2, Class XA, IO, 1.82%, 8/15/2045 ‡ (h)	2,464	131
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,156	1,167
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	2,812	2,851
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	325	323
Series KJ09, Class A2, 2.84%, 9/25/2022	2,759	2,731
Series KS01, Class A2, 2.52%, 1/25/2023	1,000	979
Series KPLB, Class A, 2.77%, 5/25/2025	353	343
Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,541
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,446
Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,310
Series K070, Class A2, 3.30%, 11/25/2027 (h)	1,748	1,734
FNMA ACES
Series 2012-M11, Class FA, 2.58%, 8/25/2019 (h)	93	93
Series 2010-M3, Class A3, 4.33%, 3/25/2020 (h)	2,059	2,088
Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,848	1,797
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (h)	2,500	2,545
Series 2017-M3, Class A2, 2.57%, 12/25/2026 (h)	6,250	5,849
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	8,555	8,344
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	3,815	3,711

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-M8, Class A2, 3.44%, 6/25/2028 (h)	2,580	2,552
Series 2018-M10, Class A2, 3.50%, 7/25/2028 (h)	3,335	3,326
Series 2017-M5, Class A2, 3.30%, 4/25/2029 (h)	3,376	3,260
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,860	4,646
FORT CRE LLC
Series 2016-1A, Class B, 4.82%, 5/21/2036 (b) (h)	1,055	1,057
Series 2016-1A, Class C, 5.32%, 5/21/2036 (b) (h)	1,887	1,890
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027 (b)	1,174	1,169
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	400	401
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	992
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.90%, 11/15/2038 ‡ (b) (h)	2,506	1
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.67%, 12/12/2049 ‡ (b) (h)	494	—	(i)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	2,000	2,017
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.63%, 12/15/2043 ‡ (b) (h)	2,580	—	(i)
Series 2007-HQ11, Class X, IO, 0.53%, 2/12/2044 ‡ (b) (h)	991	1
Series 2011-C3, Class A3, 4.05%, 7/15/2049	575	580
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class B, 0.25%, 7/27/2049 ‡ (b)	429	417
Series 2012-IO, Class AXA, 1.00%, 3/27/2051 (b)	82	82
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	664	652
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	2,236	2,235
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	854

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2012-C2, Class XA, IO, 1.49%, 5/10/2063 ‡ (b) (h)	7,344	302
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,053	1,061
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	5,000	5,062
Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	1,398	1,383
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A, 2.80%, 3/18/2028 (b) (h)	2,500	2,478
Series 2015-C30, Class A4, 3.66%, 9/15/2058	1,094	1,101
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	1,700	1,741
Series 2013-C11, Class D, 4.41%, 3/15/2045 ‡ (b) (h)	400	392
Series 2012-C6, Class A4, 3.44%, 4/15/2045	800	805

Total Commercial Mortgage-Backed Securities (Cost $100,680)		99,352

U.S. Government Agency Securities — 1.4%
FHLB 5.50%, 7/15/2036	1,525	1,977
Government Trust Certificate 2.81%, 10/1/2019 (a)	13,319	12,937
Resolution Funding Corp. STRIPS
DN, 2.93%, 1/15/2026 (a)	580	459
DN, 2.74%, 10/15/2027 (a)	510	380
Tennessee Valley Authority 5.88%, 4/1/2036	5,311	6,934
4.63%, 9/15/2060	304	365
Tennessee Valley Authority STRIPS 4.64%, 5/1/2019 (a)	2,000	1,964
DN, 3.49%, 11/1/2025 (a)	5,000	3,963
DN, 4.59%, 6/15/2035 (a)	800	438

Total U.s. Government Agency Securities (Cost $29,410)		29,417

Foreign Government Securities — 0.5%
Province of Quebec (Canada) 7.37%, 3/6/2026 (e)	377	471
Republic of Colombia (Colombia) 4.00%, 2/26/2024	922	922
4.50%, 1/28/2026	581	594
7.38%, 9/18/2037	200	254
5.63%, 2/26/2044	200	217
5.00%, 6/15/2045	515	515
Republic of Panama (Panama) 4.50%, 4/16/2050	325	322

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Peru (Peru) 5.63%, 11/18/2050	88	105
Republic of South Africa (South Africa) 5.88%, 9/16/2025	640	648
United Mexican States (Mexico) 3.60%, 1/30/2025	788	766
4.13%, 1/21/2026	316	314
3.75%, 1/11/2028	1,216	1,156
4.75%, 3/8/2044	120	115
5.55%, 1/21/2045	3,613	3,843
4.35%, 1/15/2047	186	169
4.60%, 2/10/2048	200	187

Total Foreign Government Securities (Cost $10,417)		10,598

Municipal Bonds — 0.5% (k)
California — 0.0% (c)
General Obligation — 0.0% (c)
State of California, Various Purpose
GO, 7.30%, 10/1/2039	350	494

Transportation — 0.0% (c)
Los Angeles City Department of Airports, International Airport Series C, Rev., 6.58%, 5/15/2039	440	558

Total California		1,052

New York — 0.3%
Special Tax — 0.0% (c)
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series D, Rev., 5.60%, 3/15/2040	360	434

Transportation — 0.3%
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	2,249
Series 165, Rev., 5.65%, 11/1/2040	440	542
Series 174, Rev., 4.46%, 10/1/2062	2,060	2,178

		4,969

Total New York		5,403

Ohio — 0.2%
Education — 0.1%
Ohio State University, General Receipts
Series A, Rev., 4.05%, 12/1/2056	325	317
Series A, Rev., 4.80%, 6/1/2111	1,563	1,669
Rev., 5.59%, 12/1/2114	200	228

		2,214

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utility — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series B, Rev., 7.50%, 2/15/2050	1,315	1,920

Total Ohio		4,134

Total Municipal Bonds (Cost $9,175)		10,589

Supranational — 0.2%
African Development Bank (Supranational) 8.80%, 9/1/2019 (Cost $3,168)	3,000	3,164

	SHARES (000)
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.04% (l) (m) (Cost $6,446)	6,446	6,448

Total Investments — 99.5% (Cost $2,035,004)		2,036,540
Other Assets Less Liabilities — 0.5%		9,747

Net Assets — 100.0%		2,046,287

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2018.
CMBS	Commercial Mortgage-Backed Security
DN	Discount Notes
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2018. The rate may be subject to a cap and floor.

IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration

(a)	The rate shown is the effective yield as of August 31, 2018.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2018.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2018.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(i)	Amount rounds to less than one thousand.
(j)	Defaulted security.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of August 31, 2018.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 31.9%
Aerospace & Defense — 0.4%
Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	43	42
General Dynamics Corp. 3.50%, 5/15/2025	100	101
Lockheed Martin Corp. 3.10%, 1/15/2023	174	173
Northrop Grumman Corp. 2.93%, 1/15/2025	150	143
United Technologies Corp. 1.50%, 11/1/2019	180	177

		636

Automobiles — 0.5%
Daimler Finance North America LLC (Germany) 2.20%, 5/5/2020 (a)	150	148
General Motors Co. 4.20%, 10/1/2027	500	480
Nissan Motor Acceptance Corp. 2.60%, 9/28/2022 (a)	200	192

		820

Banks — 5.9%
ANZ New Zealand Int’l Ltd. (New Zealand) 2.60%, 9/23/2019 (a)	200	199
Bank of America Corp. 3.30%, 1/11/2023	90	89
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (b)	60	59
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (b)	100	97
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (b)	42	42
Series L, 3.95%, 4/21/2025	154	152
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	910	857
Bank of Montreal (Canada) 2.35%, 9/11/2022	200	192
Bank of Nova Scotia (The) (Canada) 2.15%, 7/14/2020	300	295
Barclays plc (United Kingdom) 3.68%, 1/10/2023	317	310
Branch Banking & Trust Co. 2.25%, 6/1/2020	250	247
Citibank NA 2.00%, 3/20/2019	350	349
Citigroup, Inc. 5.50%, 9/13/2025	115	123
4.13%, 7/25/2028	450	436
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025 (a)	201	200
Cooperatieve Rabobank UA (Netherlands)
4.75%, 1/15/2020 (a)	200	204
3.88%, 2/8/2022	118	120
Discover Bank 3.10%, 6/4/2020	250	249
Fifth Third Bank 1.63%, 9/27/2019	325	321
HSBC Holdings plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (b)	200	194

INVESTMENTS	PRINCIPAL AMOUNt ($000)	VALUE ($000)

Banks — continued
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (b)	200	200
4.30%, 3/8/2026	200	202
Huntington National Bank (The) 2.88%, 8/20/2020	250	248
KeyCorp 5.10%, 3/24/2021	50	52
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	238
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.29%, 7/25/2027	225	215
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019 (a)	200	199
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	36	36
Nordea Bank AB (Sweden) 4.88%, 1/27/2020 (a)	250	256
PNC Financial Services Group, Inc. (The) 4.38%, 8/11/2020	133	137
3.90%, 4/29/2024	100	100
Regions Financial Corp. 3.20%, 2/8/2021	107	107
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (a)	200	204
SunTrust Banks, Inc. 2.50%, 5/1/2019	300	300
Swedbank AB (Sweden) 2.20%, 3/4/2020 (a)	300	296
Toronto-Dominion Bank (The) (Canada) 2.50%, 12/14/2020	200	197
US Bancorp
Series X, 3.15%, 4/27/2027	200	193
Wells Fargo & Co. 2.63%, 7/22/2022	450	436
3.00%, 2/19/2025	99	94
4.10%, 6/3/2026	21	21
4.30%, 7/22/2027	30	30
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	250	241
Westpac Banking Corp. (Australia) 2.50%, 6/28/2022	300	290

		9,027

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc. (Belgium) 3.30%, 2/1/2023	300	298
3.70%, 2/1/2024	76	76
3.65%, 2/1/2026	474	464
Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	70	72
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025 (a)	75	76
Molson Coors Brewing Co. 1.90%, 3/15/2019	255	254

		1,240

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — 0.6%
AbbVie, Inc. 3.20%, 11/6/2022	35	34
2.85%, 5/14/2023	100	97
Amgen, Inc. 5.70%, 2/1/2019	40	40
2.20%, 5/22/2019	160	160
3.63%, 5/15/2022	44	44
Baxalta, Inc. 3.60%, 6/23/2022	75	76
Biogen, Inc. 3.63%, 9/15/2022	30	30
Celgene Corp. 3.25%, 8/15/2022	98	97
Gilead Sciences, Inc. 1.85%, 9/20/2019	150	149
3.70%, 4/1/2024	36	36
3.50%, 2/1/2025	25	25
3.65%, 3/1/2026	57	56

		844

Building Products — 0.1%
Johnson Controls International plc 3.75%, 12/1/2021	99	100
3.90%, 2/14/2026	32	32

		132

Capital Markets — 3.0%
Bank of New York Mellon Corp. (The) 4.60%, 1/15/2020	75	77
3.25%, 9/11/2024	150	148
Blackstone Holdings Finance Co. LLC 5.88%, 3/15/2021 (a)	150	159
Carlyle Promissory Note 4.34%, 7/15/2019 ‡	8	8
Charles Schwab Corp. (The) 3.23%, 9/1/2022	40	40
3.20%, 1/25/2028	200	192
Deutsche Bank AG (Germany) 3.13%, 1/13/2021	38	37
3.38%, 5/12/2021	62	61
Goldman Sachs Group, Inc. (The) 2.35%, 11/15/2021	200	194
3.00%, 4/26/2022	80	78
3.75%, 5/22/2025	257	253
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	564	543
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	349	333
ING Bank NV (Netherlands) 2.50%, 10/1/2019 (a)	200	199
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	47	47
4.00%, 10/15/2023	88	90
Invesco Finance plc 4.00%, 1/30/2024	71	72
3.75%, 1/15/2026	125	125

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Jefferies Group LLC 6.88%, 4/15/2021	50	54
Macquarie Bank Ltd. (Australia) 2.85%, 7/29/2020 (a)	100	99
4.00%, 7/29/2025 (a)	100	100
Macquarie Group Ltd. (Australia) 6.00%, 1/14/2020 (a)	100	103
6.25%, 1/14/2021 (a)	40	43
Morgan Stanley 5.50%, 7/24/2020	166	173
5.75%, 1/25/2021	100	106
5.50%, 7/28/2021	100	106
3.70%, 10/23/2024	83	82
5.00%, 11/24/2025	155	161
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	500	476
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	84	88
Northern Trust Corp.
(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)	17	16
State Street Corp. 3.10%, 5/15/2023	36	36
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	34	33
UBS AG (Switzerland) 2.45%, 12/1/2020 (a)	200	196

		4,528

Chemicals — 0.6%
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (a)	100	99
Dow Chemical Co. (The) 8.55%, 5/15/2019	20	21
4.13%, 11/15/2021	60	61
Ecolab, Inc. 3.25%, 1/14/2023	88	87
3.25%, 12/1/2027	43	42
Mosaic Co. (The) 3.25%, 11/15/2022	246	241
Nutrien Ltd. (Canada) 3.38%, 3/15/2025	45	43
Praxair, Inc. 2.65%, 2/5/2025	41	39
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	110	106
3.45%, 6/1/2027	51	48
Union Carbide Corp. 7.50%, 6/1/2025	100	118

		905

Commercial Services & Supplies — 0.1%
Republic Services, Inc. 3.38%, 11/15/2027	200	192

Communications Equipment — 0.2%
Cisco Systems, Inc. 4.95%, 2/15/2019	200	202
2.95%, 2/28/2026	44	43

		245

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	72
3.50%, 12/15/2027	160	149

		221

Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland) 3.50%, 1/15/2025	250	239
American Express Co. 3.38%, 5/17/2021	100	100
American Honda Finance Corp. 1.95%, 7/20/2020	200	196
Capital One Financial Corp. 3.20%, 2/5/2025	235	223
Caterpillar Financial Services Corp. 1.85%, 9/4/2020	200	196
2.85%, 6/1/2022	58	57
Ford Motor Credit Co. LLC 2.38%, 3/12/2019	200	199
3.16%, 8/4/2020	250	247
3.34%, 3/28/2022	250	242
John Deere Capital Corp.
Series 0014, 2.45%, 9/11/2020	50	50
3.15%, 10/15/2021	33	33
2.70%, 1/6/2023	89	87
2.65%, 6/24/2024	100	96
Synchrony Financial 4.25%, 8/15/2024	100	97

		2,062

Containers & Packaging — 0.1%
WestRock Co. 3.00%, 9/15/2024 (a)	80	76

Diversified Financial Services — 1.3%
AIG Global Funding 2.15%, 7/2/2020 (a)	150	147
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	349	342
GTP Acquisition Partners I LLC 2.35%, 6/15/2020 (a)	174	170
National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	193
ORIX Corp. (Japan) 2.90%, 7/18/2022	81	79
Private Export Funding Corp.
Series EE, 2.80%, 5/15/2022	500	498
Series KK, 3.55%, 1/15/2024	200	206
Shell International Finance BV (Netherlands) 1.38%, 9/12/2019	230	227
3.25%, 5/11/2025	100	98

		1,960

Diversified Telecommunication Services — 1.0%
AT&T, Inc. 5.80%, 2/15/2019	253	256
3.95%, 1/15/2025	69	68

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
3.40%, 5/15/2025	17	16
4.10%, 2/15/2028 (a)	160	155
7.88%, 2/15/2030 (a)	350	423
Qwest Corp. 6.75%, 12/1/2021	148	159
Telefonica Emisiones SAU (Spain) 5.13%, 4/27/2020	31	32
Verizon Communications, Inc. 4.33%, 9/21/2028 (a)	160	161
4.50%, 8/10/2033	208	205

		1,475

Electric Utilities — 1.7%
Arizona Public Service Co. 2.20%, 1/15/2020	27	27
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	43	42
Commonwealth Edison Co.
Series 122, 2.95%, 8/15/2027	200	189
DTE Electric Co. 2.65%, 6/15/2022	20	20
Duke Energy Corp. 3.75%, 4/15/2024	300	301
Duke Energy Indiana LLC 3.75%, 7/15/2020	60	61
Duke Energy Progress LLC 2.80%, 5/15/2022	40	39
Electricite de France SA (France) 2.15%, 1/22/2019 (a)	60	60
Enel Finance International NV (Italy) 3.63%, 5/25/2027 (a)	200	184
Entergy Mississippi, Inc. 2.85%, 6/1/2028	186	173
Jersey Central Power & Light Co. 7.35%, 2/1/2019	25	26
4.30%, 1/15/2026 (a)	200	202
Kansas City Power & Light Co. 3.15%, 3/15/2023	47	46
Nevada Power Co. 7.13%, 3/15/2019	60	61
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	27	27
3.55%, 5/1/2027	89	86
Niagara Mohawk Power Corp.
4.88%, 8/15/2019 (a)	40	41
3.51%, 10/1/2024 (a)	28	28
Oncor Electric Delivery Co. LLC 6.80%, 9/1/2018	50	50
Pacific Gas & Electric Co. 2.45%, 8/15/2022	68	64
3.25%, 6/15/2023	50	49
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	132	124
Public Service Co. of Colorado 3.20%, 11/15/2020	51	51
Public Service Co. of Oklahoma 4.40%, 2/1/2021	74	76
Southern California Edison Co. 1.85%, 2/1/2022	29	28
Southern Co. (The) 3.25%, 7/1/2026	317	298

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Virginia Electric & Power Co.
Series C, 2.75%, 3/15/2023	191	186
3.45%, 2/15/2024	21	21

		2,560

Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	41	40
Eaton Corp. 3.10%, 9/15/2027	140	132

		172

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 4.50%, 3/1/2023	16	16
3.88%, 1/12/2028	100	95

		111

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	150	146
Halliburton Co. 3.50%, 8/1/2023	107	107
Schlumberger Investment SA 3.30%, 9/14/2021 (a)	47	47

		300

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp. 3.50%, 1/31/2023	80	79
5.00%, 2/15/2024	38	40
AvalonBay Communities, Inc. 3.20%, 1/15/2028	100	96
Boston Properties LP 3.20%, 1/15/2025	152	146
Brixmor Operating Partnership LP 3.85%, 2/1/2025	50	48
EPR Properties 4.50%, 6/1/2027	62	60
Equity Commonwealth 5.88%, 9/15/2020	125	129
ERP Operating LP 4.63%, 12/15/2021	255	264
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	52	49
HCP, Inc. 4.20%, 3/1/2024	17	17
3.88%, 8/15/2024	205	202
3.40%, 2/1/2025	38	36
Realty Income Corp. 3.88%, 7/15/2024	50	50
3.65%, 1/15/2028	150	146
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	150	146
Select Income 3.60%, 2/1/2020	75	75
Senior Housing Properties Trust 4.75%, 2/15/2028	100	98
Simon Property Group LP 4.13%, 12/1/2021	81	83
3.75%, 2/1/2024	38	39
3.38%, 10/1/2024	62	61

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued
Tanger Properties LP 3.75%, 12/1/2024	75	73
Ventas Realty LP 3.75%, 5/1/2024	44	43
3.50%, 2/1/2025	27	26
4.13%, 1/15/2026	62	62
VEREIT Operating Partnership LP 4.60%, 2/6/2024	100	101
3.95%, 8/15/2027	100	95
Welltower, Inc. 3.95%, 9/1/2023	100	101

		2,365

Food & Staples Retailing — 0.3%
Kroger Co. (The) 1.50%, 9/30/2019	200	197
4.00%, 2/1/2024	90	91
Sysco Corp. 3.75%, 10/1/2025	100	99

		387

Food Products — 0.6%
Campbell Soup Co. 3.95%, 3/15/2025	100	97
Cargill, Inc. 3.30%, 3/1/2022 (a)	100	100
General Mills, Inc. 2.60%, 10/12/2022	200	194
Kellogg Co. 3.40%, 11/15/2027	95	90
Kraft Heinz Foods Co. 3.50%, 6/6/2022	165	164
4.00%, 6/15/2023	22	22
3.95%, 7/15/2025	15	15
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	92	94
Tyson Foods, Inc. 3.95%, 8/15/2024	73	73
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	100	100

		949

Gas Utilities — 0.0% (c)
Atmos Energy Corp. 8.50%, 3/15/2019	30	31

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories 3.25%, 4/15/2023	300	297
Becton Dickinson and Co. 2.68%, 12/15/2019	250	249
Medtronic Global Holdings SCA 1.70%, 3/28/2019	175	174
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	19	19

		739

Health Care Providers & Services — 1.3%
Aetna, Inc. 2.80%, 6/15/2023	200	193
Anthem, Inc. 3.13%, 5/15/2022	115	114
3.50%, 8/15/2024	106	104
CVS Health Corp. 4.10%, 3/25/2025	380	380
4.30%, 3/25/2028	400	397

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Express Scripts Holding Co. 3.05%, 11/30/2022	200	194
3.50%, 6/15/2024	72	70
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	214	212
UnitedHealth Group, Inc. 1.70%, 2/15/2019	200	199
3.38%, 11/15/2021	112	113

		1,976

Hotels, Restaurants & Leisure — 0.1%
Starbucks Corp. 3.10%, 3/1/2023	150	148

Household Durables — 0.1%
DR Horton, Inc. 2.55%, 12/1/2020	150	147

Household Products — 0.2%
Kimberly-Clark Corp. 2.40%, 3/1/2022	20	19
Procter & Gamble — ESOP Series A, 9.36%, 1/1/2021	28	30
Procter & Gamble Co. (The) 1.75%, 10/25/2019	200	198

		247

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC 3.40%, 3/15/2022	80	79
4.25%, 6/15/2022	37	38

		117

Industrial Conglomerates — 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25%, 6/15/2023	34	35
Roper Technologies, Inc. 6.25%, 9/1/2019	175	180

		215

Insurance — 1.7%
Allstate Corp. (The) 3.15%, 6/15/2023	61	61
Alterra Finance LLC 6.25%, 9/30/2020	100	106
American International Group, Inc. 3.75%, 7/10/2025	161	158
Aon plc 3.88%, 12/15/2025	143	143
Assurant, Inc. 4.20%, 9/27/2023	90	90
Berkshire Hathaway Finance Corp. 1.30%, 8/15/2019	280	277
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	130	128
CNA Financial Corp. 3.95%, 5/15/2024	52	52
4.50%, 3/1/2026	38	39
Guardian Life Global Funding 2.50%, 5/8/2022 (a)	125	121
Lincoln National Corp. 4.20%, 3/15/2022	35	36

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	100	101
Marsh & McLennan Cos., Inc. 2.35%, 9/10/2019	156	155
3.30%, 3/14/2023	50	50
Metropolitan Life Global Funding I 3.45%, 12/18/2026 (a)	250	245
Principal Financial Group, Inc. 3.10%, 11/15/2026	150	140
Protective Life Global Funding 2.62%, 8/22/2022 (a)	200	193
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	186
Travelers Cos., Inc. (The) 5.90%, 6/2/2019	250	256

		2,537

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 2.80%, 8/22/2024	100	97

IT Services — 0.1%
IBM Credit LLC 2.65%, 2/5/2021	150	148
Western Union Co. (The) 3.60%, 3/15/2022	20	20

		168

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 3.15%, 1/15/2023	57	56
4.15%, 2/1/2024	34	35
3.20%, 8/15/2027	100	94

		185

Machinery — 0.1%
Caterpillar, Inc. 2.60%, 6/26/2022	31	30
Illinois Tool Works, Inc. 3.50%, 3/1/2024	175	177

		207

Media — 0.9%
21st Century Fox America, Inc. 7.70%, 10/30/2025	50	61
CBS Corp. 4.00%, 1/15/2026	208	203
Charter Communications Operating LLC 4.91%, 7/23/2025	160	163
Comcast Corp. 3.38%, 8/15/2025	80	78
Cox Communications, Inc. 3.50%, 8/15/2027 (a)	154	145
Discovery Communications LLC 4.38%, 6/15/2021	78	80
NBCUniversal Media LLC 2.88%, 1/15/2023	200	196
Time Warner Cable LLC 8.75%, 2/14/2019	35	36
Viacom, Inc. 3.88%, 4/1/2024	112	110
Walt Disney Co. (The) 1.85%, 7/30/2026	250	221

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Warner Media LLC 3.60%, 7/15/2025	150	144

		1,437

Metals & Mining — 0.0% (c)
Nucor Corp. 4.00%, 8/1/2023	27	28

Multiline Retail — 0.0% (c)
Macy’s Retail Holdings, Inc. 6.90%, 4/1/2029	21	23
Nordstrom, Inc. 4.00%, 10/15/2021	35	35

		58

Multi-Utilities — 0.5%
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	157
Consumers Energy Co. 5.65%, 4/15/2020	50	52
Dominion Energy, Inc. 2.96%, 7/1/2019 (d)	100	100
DTE Energy Co.
Series B, 3.30%, 6/15/2022	79	78
NiSource, Inc. 3.85%, 2/15/2023	200	202
Sempra Energy 4.05%, 12/1/2023	48	49
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	94	94
WEC Energy Group, Inc. 3.55%, 6/15/2025	87	86

		818

Oil, Gas & Consumable Fuels — 2.3%
Andeavor Logistics LP 4.25%, 12/1/2027	27	27
Apache Corp. 6.90%, 9/15/2018	25	25
3.25%, 4/15/2022	34	34
BP Capital Markets plc (United Kingdom) 3.81%, 2/10/2024	166	168
3.51%, 3/17/2025	60	60
Buckeye Partners LP 5.50%, 8/15/2019	50	51
4.88%, 2/1/2021	40	41
Canadian Natural Resources Ltd. (Canada) 3.90%, 2/1/2025	25	25
Cenovus Energy, Inc. (Canada) 5.70%, 10/15/2019	200	205
3.00%, 8/15/2022	21	20
Chevron Corp. 2.36%, 12/5/2022	40	39
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	200	203
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	57
Energy Transfer Partners LP 3.60%, 2/1/2023	28	28
4.90%, 2/1/2024	61	63
4.05%, 3/15/2025	91	89
Eni SpA (Italy) 4.15%, 10/1/2020 (a)	200	202

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC 2.80%, 2/15/2021	200	198
3.90%, 2/15/2024	49	50
3.75%, 2/15/2025	37	37
EOG Resources, Inc. 4.10%, 2/1/2021	100	102
2.63%, 3/15/2023	23	22
Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	50
Magellan Midstream Partners LP 6.55%, 7/15/2019	50	51
Marathon Petroleum Corp. 3.63%, 9/15/2024	67	67
MPLX LP 3.38%, 3/15/2023	32	31
Noble Energy, Inc. 3.85%, 1/15/2028	100	95
Occidental Petroleum Corp. 3.50%, 6/15/2025	30	30
ONEOK Partners LP 3.38%, 10/1/2022	12	12
5.00%, 9/15/2023	28	29
4.90%, 3/15/2025	200	211
Petroleos Mexicanos (Mexico) 6.38%, 2/4/2021	149	155
4.88%, 1/18/2024	69	68
6.88%, 8/4/2026	51	53
5.35%, 2/12/2028 (a)	42	39
Phillips 66 3.90%, 3/15/2028	70	69
Plains All American Pipeline LP 3.60%, 11/1/2024	100	96
Sinopec Group Overseas Development 2013 Ltd. (China) 4.38%, 10/17/2023 (a)	200	204
Spectra Energy Partners LP 3.50%, 3/15/2025	63	61
Sunoco Logistics Partners Operations LP 4.65%, 2/15/2022	180	185
TC PipeLines LP 3.90%, 5/25/2027	42	40
TransCanada PipeLines Ltd. (Canada) 7.13%, 1/15/2019	30	31
3.75%, 10/16/2023	172	173
Williams Cos., Inc. (The) 3.90%, 1/15/2025	86	85

		3,581

Pharmaceuticals — 0.3%
Allergan Funding SCS 3.45%, 3/15/2022	69	68
Johnson & Johnson 2.63%, 1/15/2025	118	115
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	200	198

		381

Real Estate Management & Development — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022(a)	200	197

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — 0.8%
Burlington Northern Santa Fe LLC 4.70%, 10/1/2019	150	153
3.60%, 9/1/2020	19	19
3.45%, 9/15/2021	32	32
3.05%, 3/15/2022	43	43
Canadian Pacific Railway Co. (Canada) 7.25%, 5/15/2019	200	206
4.50%, 1/15/2022	55	57
CSX Corp.
3.25%, 6/1/2027	162	154
ERAC USA Finance LLC 5.25%, 10/1/2020 (a)	48	49
4.50%, 8/16/2021 (a)	27	28
Penske Truck Leasing Co. LP 3.38%, 2/1/2022 (a)	200	199
Ryder System, Inc. 2.50%, 5/11/2020	28	28
2.88%, 9/1/2020	86	85
Union Pacific Corp. 2.25%, 2/15/2019	175	175

		1,228

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.95%, 1/12/2021	70	70
Intel Corp. 3.70%, 7/29/2025	130	132
QUALCOMM, Inc. 3.25%, 5/20/2027	94	88

		290

Software — 0.5%
Microsoft Corp. 2.38%, 5/1/2023	34	33
Oracle Corp. 2.38%, 1/15/2019	350	350
2.95%, 11/15/2024	400	389

		772

Specialty Retail — 0.3%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	30	31
Home Depot, Inc. (The) 2.80%, 9/14/2027	150	141
Lowe’s Cos., Inc. 3.38%, 9/15/2025	200	198
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	100	96
3.60%, 9/1/2027	62	59

		525

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. 2.75%, 1/13/2025	200	193
3.35%, 2/9/2027	451	444
2.90%, 9/12/2027	199	189

		826

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024 (a)	200	191

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — continued
Philip Morris International, Inc. 3.38%, 8/11/2025	150	147

		338

Trading Companies & Distributors — 0.1%
Air Lease Corp. 3.63%, 12/1/2027	100	93
Aviation Capital Group LLC 3.88%, 5/1/2023 (a)	100	100

		193

Water Utilities — 0.1%
American Water Capital Corp. 3.85%, 3/1/2024	150	153

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 4.10%, 10/1/2023	160	164

Total Corporate Bonds (Cost $49,659)		49,010

U.S. Treasury Obligations — 26.2%
U.S. Treasury Bonds 6.00%, 2/15/2026	516	626
U.S. Treasury Notes 1.25%, 8/31/2019	2,000	1,976
3.63%, 2/15/2020	5,000	5,073
1.88%, 1/31/2022	1,000	972
1.88%, 4/30/2022	6,000	5,822
2.25%, 1/31/2024	6,000	5,843
2.38%, 8/15/2024	5,000	4,885
2.25%, 11/15/2024	250	242
2.88%, 5/31/2025	299	300
U.S. Treasury STRIPS Bonds 3.86%, 11/15/2021 (e)	1,525	1,398
2.72%, 2/15/2022 (e)	2,400	2,182
2.75%, 11/15/2022 (e)	1,300	1,157
2.66%, 5/15/2023 (e)	685	601
2.13%, 8/15/2023 (e)	3,890	3,390
2.26%, 11/15/2023 (e)	2,150	1,858
2.41%, 2/15/2024 (e)	3,000	2,574
2.17%, 5/15/2024 (e)	200	170
2.84%, 5/15/2025 (e)	200	165
2.29%, 5/15/2026 (e)	200	160
3.40%, 8/15/2026 (e)	47	37
3.54%, 11/15/2026 (e)	300	237
2.63%, 2/15/2027 (e)	300	235
3.78%, 8/15/2027 (e)	100	77
3.81%, 11/15/2027 (e)	140	107
2.98%, 2/15/2028 (e)	53	40
2.41%, 5/15/2028 (e)	10	8
3.15%, 8/15/2028 (e)	200	149

Total U.S. Treasury Obligations (Cost $40,787)		40,284

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — 17.3%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	932		955
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	145		136
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	16		14
BCAP LLC Trust
Series 2010-RR7, Class 2A1, 3.66%, 7/26/2045 (a) (f)	117		116
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 3.64%, 6/20/2034 (f)	16		17
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	34		34
Series 2005-22, Class 2A1, 3.51%, 11/25/2035 (f)	133		118
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 12/25/2018 ‡	—	(g)	—	(g)
Series 2003-HYB1, Class A, 3.74%, 9/25/2033 (f)	17		17
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class PO1, PO, 12/25/2018 ‡	—	(g)	1
Series 2003-UST1, Class PO3, PO, 12/25/2018 ‡	—	(g)	—	(g)
Series 2003-UST1, Class A1, 5.50%, 12/25/2018	2		2
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	7		7
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-3, Class 1A1, 3.21%, 6/25/2020 (f)	47		46
Deutsche Mortgage Securities, Inc., Mortgage Loan Trust
FHLMC — GNMA
Series 24, Class ZE, 6.25%, 11/25/2023	17		18
FHLMC REMIC
Series 2934, Class EC, PO, 2/15/2020	11		11
Series 2347, Class VP, 6.50%, 3/15/2020	3		3
Series 47, Class F, 10.00%, 6/15/2020	—	(g)	—	(g)
Series 2999, Class ND, 4.50%, 7/15/2020	35		35
Series 46, Class B, 7.80%, 9/15/2020	—	(g)	—	(g)
Series 1807, Class G, 9.00%, 10/15/2020	—	(g)	—	(g)
Series 114, Class H, 6.95%, 1/15/2021	1		2
Series 85, Class C, 8.60%, 1/15/2021	—	(g)	—	(g)
Series 99, Class Z, 9.50%, 1/15/2021	—	(g)	—	(g)
Series 1084, Class F, 3.01%, 5/15/2021 (f)	—	(g)	—	(g)
Series 1079, Class S, HB, IF, 26.99%, 5/15/2021 (f)	—	(g)	—	(g)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1084, Class S, HB, IF, 35.94%, 5/15/2021 (f)	—	(g)	—	(g)
Series 1144, Class KB, 8.50%, 9/15/2021	2		2
Series 1172, Class L, HB, 1,181.25%, 11/15/2021 (f)	—	(g)	—	(g)
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (f)	—	(g)	—	(g)
Series 1206, Class IA, 7.00%, 3/15/2022	1		1
Series 1250, Class J, 7.00%, 5/15/2022	1		1
Series 1343, Class LA, 8.00%, 8/15/2022	5		5
Series 2512, Class PG, 5.50%, 10/15/2022	75		78
Series 2535, Class BK, 5.50%, 12/15/2022	13		14
Series 1470, Class F, 1.93%, 2/15/2023(f)	—	(g)	—	(g)
Series 2568, Class KG, 5.50%, 2/15/2023	111		116
Series 1466, Class PZ, 7.50%, 2/15/2023	23		24
Series 1491, Class I, 7.50%, 4/15/2023	8		9
Series 1798, Class F, 5.00%, 5/15/2023	9		9
Series 1518, Class G, IF, 6.85%, 5/15/2023 (f)	8		8
Series 1541, Class O, 2.27%, 7/15/2023 (f)	7		7
Series 1608, Class L, 6.50%, 9/15/2023	26		27
Series 1602, Class SA, IF, 16.05%, 10/15/2023 (f)	3		3
Series 2283, Class K, 6.50%, 12/15/2023	12		12
Series 1700, Class GA, PO, 2/15/2024	3		3
Series 1671, Class L, 7.00%, 2/15/2024	4		5
Series 1706, Class K, 7.00%, 3/15/2024	45		47
Series 2033, Class SN, HB, IF, 27.24%, 3/15/2024 (f)	3		1
Series 1720, Class PL, 7.50%, 4/15/2024	134		143
Series 2306, Class K, PO, 5/15/2024	5		5
Series 2306, Class SE, IF, IO, 7.74%, 5/15/2024 (f)	12		2
Series 1745, Class D, 7.50%, 8/15/2024	7		7
Series 1927, Class PH, 7.50%, 1/15/2027	53		58
Series 1981, Class Z, 6.00%, 5/15/2027	22		24
Series 1987, Class PE, 7.50%, 9/15/2027	8		9
Series 2038, Class PN, IO, 7.00%, 3/15/2028	9		2
Series 2040, Class PE, 7.50%, 3/15/2028	49		55
Series 2063, Class PG, 6.50%, 6/15/2028	49		54
Series 2064, Class TE, 7.00%, 6/15/2028	6		7
Series 2075, Class PM, 6.25%, 8/15/2028	34		36
Series 2075, Class PH, 6.50%, 8/15/2028	35		38
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	11		1
Series 2125, Class JZ, 6.00%, 2/15/2029	22		23
Series 2169, Class TB, 7.00%, 6/15/2029	100		109
Series 2163, Class PC, IO, 7.50%, 6/15/2029	6		1

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2172, Class QC, 7.00%, 7/15/2029	40		44
Series 2196, Class TL, 7.50%, 11/15/2029	—	(g)	—	(g)
Series 2201, Class C, 8.00%, 11/15/2029	18		20
Series 2210, Class Z, 8.00%, 1/15/2030	45		52
Series 2224, Class CB, 8.00%, 3/15/2030	13		15
Series 2256, Class MC, 7.25%, 9/15/2030	28		32
Series 2259, Class ZM, 7.00%, 10/15/2030	24		27
Series 2271, Class PC, 7.25%, 12/15/2030	23		26
Series 2296, Class PD, 7.00%, 3/15/2031	12		14
Series 2333, Class HC, 6.00%, 7/15/2031	25		28
Series 2344, Class ZD, 6.50%, 8/15/2031	227		260
Series 2344, Class ZJ, 6.50%, 8/15/2031	28		30
Series 2345, Class NE, 6.50%, 8/15/2031	19		21
Series 2351, Class PZ, 6.50%, 8/15/2031	24		27
Series 2410, Class OE, 6.38%, 2/15/2032	28		30
Series 2410, Class NG, 6.50%, 2/15/2032	18		20
Series 2410, Class QX, IF, IO, 6.59%, 2/15/2032 (f)	13		3
Series 2412, Class SP, IF, 11.97%, 2/15/2032 (f)	48		56
Series 2444, Class ES, IF, IO, 5.89%, 3/15/2032 (f)	31		5
Series 2450, Class SW, IF, IO, 5.94%, 3/15/2032 (f)	12		2
Series 2423, Class MC, 7.00%, 3/15/2032	15		16
Series 2423, Class MT, 7.00%, 3/15/2032	30		33
Series 2435, Class CJ, 6.50%, 4/15/2032	107		117
Series 2441, Class GF, 6.50%, 4/15/2032	31		34
Series 2455, Class GK, 6.50%, 5/15/2032	40		44
Series 2450, Class GZ, 7.00%, 5/15/2032	42		47
Series 2466, Class DH, 6.50%, 6/15/2032	59		66
Series 2474, Class NR, 6.50%, 7/15/2032	34		38
Series 2484, Class LZ, 6.50%, 7/15/2032	58		65
Series 2500, Class MC, 6.00%, 9/15/2032	56		61
Series 2543, Class YX, 6.00%, 12/15/2032	114		125
Series 2575, Class ME, 6.00%, 2/15/2033	217		235
Series 2586, Class WI, IO, 6.50%, 3/15/2033	18		4
Series 2990, Class SL, IF, 16.93%, 6/15/2034 (f)	39		45
Series 3611, PO, 7/15/2034	27		23
Series 2990, Class UZ, 5.75%, 6/15/2035	661		723
Series 3117, Class EO, PO, 2/15/2036	66		56
Series 3117, Class OK, PO, 2/15/2036	7		6
Series 3122, Class OH, PO, 3/15/2036	75		67
Series 3152, Class MO, PO, 3/15/2036	155		132

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 3607, Class AO, PO, 4/15/2036	40		33
Series 3137, Class XP, 6.00%, 4/15/2036	98		107
Series 3819, Class ZQ, 6.00%, 4/15/2036	266		292
Series 3149, Class SO, PO, 5/15/2036	6		5
Series 3171, Class MO, PO, 6/15/2036	50		45
Series 3179, Class OA, PO, 7/15/2036	24		20
Series 3202, Class HI, IF, IO, 4.59%, 8/15/2036 (f)	215		29
Series 3232, Class ST, IF, IO, 4.64%, 10/15/2036 (f)	41		6
Series 3417, Class EO, PO, 11/15/2036	386		346
Series 3316, Class JO, PO, 5/15/2037	7		7
Series 3607, Class OP, PO, 7/15/2037	188		160
Series 3481, Class SJ, IF, IO, 3.79%, 8/15/2038 (f)	114		12
Series 3804, Class FN, 2.51%, 3/15/2039 (f)	5		5
Series 3680, Class MA, 4.50%, 7/15/2039	262		272
Series 4219, Class JA, 3.50%, 8/15/2039	454		458
Series 3997, Class PF, 2.51%, 11/15/2039 (f)	65		65
Series 4374, Class NC, 3.75%, 2/15/2046 (d)	406		409
FHLMC STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	2		—	(g)
Series 262, Class 35, 3.50%, 7/15/2042	543		542
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.54%, 7/25/2032 (f)	27		28
Series T-76, Class 2A, 4.26%, 10/25/2037 (f)	137		139
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	24		28
Series T-54, Class 2A, 6.50%, 2/25/2043	233		264
Series T-54, Class 3A, 7.00%, 2/25/2043	76		85
Series T-56, Class A5, 5.23%, 5/25/2043	579		602
Series T-58, Class APO, PO, 9/25/2043	17		14
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2, 3.72%, 2/25/2035 (f)	43		43
Series 2005-AR1, Class 2A2, 3.97%, 4/25/2035 (f)	41		42
FNMA REMIC
Series 2004-76, Class CL, 4.00%, 10/25/2019	—	(g)	—	(g)
Series 1989-70, Class G, 8.00%, 10/25/2019	—	(g)	—	(g)
Series 1989-83, Class H, 8.50%, 11/25/2019	—	(g)	—	(g)
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(g)	—	(g)
Series 1989-78, Class H, 9.40%, 11/25/2019	—	(g)	—	(g)
Series 1990-7, Class B, 8.50%, 1/25/2020	—	(g)	—	(g)
Series 1990-1, Class D, 8.80%, 1/25/2020	—	(g)	—	(g)
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(g)	—	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1990-63, Class H, 9.50%, 6/25/2020	—	(g)	—	(g)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(g)	—	(g)
Series 1990-102, Class J, 6.50%, 8/25/2020	2		2
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(g)	—	(g)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(g)	—	(g)
Series 1990-120, Class H, 9.00%, 10/25/2020	—	(g)	—	(g)
Series 1990-134, Class SC, IF, 18.50%, 11/25/2020 (f)	—	(g)	—	(g)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(g)	—	(g)
Series 2001-4, Class PC, 7.00%, 3/25/2021	7		7
Series 1991-42, Class S, IF, 14.06%, 5/25/2021 (f)	—	(g)	—	(g)
Series G-14, Class L, 8.50%, 6/25/2021	—	(g)	—	(g)
Series G-18, Class Z, 8.75%, 6/25/2021	2		2
Series 2001-48, Class Z, 6.50%, 9/25/2021	37		38
Series G-35, Class M, 8.75%, 10/25/2021	1		1
Series 2002-1, Class HC, 6.50%, 2/25/2022	13		14
Series 1992-107, Class SB, HB, IF, 23.98%, 6/25/2022 (f)	10		12
Series G92-42, Class Z, 7.00%, 7/25/2022	1		1
Series G92-35, Class E, 7.50%, 7/25/2022	10		10
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(g)	—	(g)
Series 1996-59, Class J, 6.50%, 8/25/2022	3		3
Series 1992-143, Class MA, 5.50%, 9/25/2022	1		1
Series G92-54, Class ZQ, 7.50%, 9/25/2022	7		7
Series G93-5, Class Z, 6.50%, 2/25/2023	3		3
Series 1993-37, Class PX, 7.00%, 3/25/2023	46		48
Series 1993-25, Class J, 7.50%, 3/25/2023	7		8
Series 1998-4, Class C, PO, 4/25/2023	1		1
Series 1998-43, Class EA, PO, 4/25/2023	74		70
Series 1993-54, Class Z, 7.00%, 4/25/2023	15		16
Series 1993-62, Class SA, IF, 18.35%, 4/25/2023 (f)	3		4
Series 2003-83, Class PG, 5.00%, 6/25/2023	4		4
Series 1993-122, Class M, 6.50%, 7/25/2023	4		4
Series 1996-14, Class SE, IF, IO, 7.79%, 8/25/2023 (f)	31		4
Series 1993-178, Class PK, 6.50%, 9/25/2023	7		8
Series 1993-165, Class SD, IF, 12.88%, 9/25/2023 (f)	2		2
Series 1993-183, Class KA, 6.50%, 10/25/2023	109		115
Series 1993-189, Class PL, 6.50%, 10/25/2023	45		48

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1994-9, Class E, PO, 11/25/2023	1	1
Series 1993-247, Class SA, HB, IF, 26.87%, 12/25/2023 (f)	11	14
Series G95-1, Class C, 8.80%, 1/25/2025	6	7
Series 2005-121, Class DX, 5.50%, 1/25/2026	273	287
Series 1997-20, IO, 1.84%, 3/25/2027 (f)	10	—	(g)
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (f)	11	—	(g)
Series 1997-27, Class J, 7.50%, 4/18/2027	10	11
Series 1997-29, Class J, 7.50%, 4/20/2027	13	14
Series 1997-39, Class PD, 7.50%, 5/20/2027	28	32
Series 2012-47, Class HF, 2.46%, 5/25/2027 (f)	133	134
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	8	1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	6	6
Series 2000-2, Class ZE, 7.50%, 2/25/2030	57	64
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	34	7
Series 2001-36, Class DE, 7.00%, 8/25/2031	45	50
Series 2001-49, Class Z, 6.50%, 9/25/2031	8	9
Series 2001-44, Class PD, 7.00%, 9/25/2031	9	10
Series 2003-52, Class SX, IF, 16.76%, 10/25/2031 (f)	12	16
Series 2004-74, Class SW, IF, 11.35%, 11/25/2031 (f)	29	36
Series 2001-81, Class LO, PO, 1/25/2032	6	6
Series 2002-1, Class SA, IF, 18.48%, 2/25/2032 (f)	4	5
Series 2002-21, Class PE, 6.50%, 4/25/2032	24	27
Series 2002-28, Class PK, 6.50%, 5/25/2032	24	27
Series 2002-37, Class Z, 6.50%, 6/25/2032	31	34
Series 2004-61, Class SH, IF, 15.73%, 11/25/2032 (f)	34	44
Series 2003-22, Class UD, 4.00%, 4/25/2033	106	109
Series 2003-34, Class GE, 6.00%, 5/25/2033	260	277
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	6	1
Series 2003-47, Class PE, 5.75%, 6/25/2033	104	114
Series 2003-64, Class SX, IF, 8.55%, 7/25/2033 (f)	14	15
Series 2003-71, Class DS, IF, 4.69%, 8/25/2033 (f)	89	87
Series 2005-56, Class TP, IF, 11.96%, 8/25/2033 (f)	75	83
Series 2003-91, Class SD, IF, 9.06%, 9/25/2033 (f)	9	10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-116, Class SB, IF, IO, 5.54%, 11/25/2033 (f)	88	14
Series 2006-44, Class P, PO, 12/25/2033	30	25
Series 2004-25, Class PC, 5.50%, 1/25/2034	13	13
Series 2003-130, Class SX, IF, 8.42%, 1/25/2034 (f)	5	6
Series 2004-36, Class PC, 5.50%, 2/25/2034	9	9
Series 2004-25, Class SA, IF, 13.85%, 4/25/2034 (f)	49	60
Series 2004-46, Class SK, IF, 10.82%, 5/25/2034 (f)	33	37
Series 2004-36, Class SA, IF, 13.85%, 5/25/2034 (f)	63	82
Series 2004-50, Class VZ, 5.50%, 7/25/2034	383	406
Series 2005-74, Class CS, IF, 14.34%, 5/25/2035 (f)	43	50
Series 2005-52, Class PA, 6.50%, 6/25/2035	1	1
Series 2005-45, Class DC, IF, 16.74%, 6/25/2035 (f)	63	77
Series 2005-56, Class S, IF, IO, 4.65%, 7/25/2035 (f)	45	6
Series 2005-68, Class PG, 5.50%, 8/25/2035	250	267
Series 2005-73, Class PS, IF, 11.54%, 8/25/2035 (f)	112	130
Series 2005-106, Class US, IF, 17.00%, 11/25/2035 (f)	83	108
Series 2006-27, Class OH, PO, 4/25/2036	72	64
Series 2006-65, Class QO, PO, 7/25/2036	30	26
Series 2006-56, Class FC, 2.35%, 7/25/2036 (f)	199	199
Series 2006-72, Class GO, PO, 8/25/2036	46	40
Series 2006-79, Class DO, PO, 8/25/2036	36	32
Series 2006-77, Class PC, 6.50%, 8/25/2036	80	88
Series 2006-110, PO, 11/25/2036	58	49
Series 2006-124, Class HB, 3.66%, 11/25/2036 (f)	78	81
Series 2007-14, Class ES, IF, IO, 4.38%, 3/25/2037 (f)	42	6
Series 2007-81, Class GE, 6.00%, 8/25/2037	120	128
Series 2007-79, Class SB, IF, 16.45%, 8/25/2037 (f)	37	49
Series 2007-88, Class VI, IF, IO, 4.48%, 9/25/2037 (f)	106	18
Series 2007-91, Class ES, IF, IO, 4.40%, 10/25/2037 (f)	293	36
Series 2007-106, Class A7, 6.05%, 10/25/2037 (f)	41	44

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2007-116, Class HI, IO, 1.14%, 1/25/2038 (f)	65		2
Series 2008-16, Class IS, IF, IO, 4.14%, 3/25/2038 (f)	14		2
Series 2008-10, Class XI, IF, IO, 4.17%, 3/25/2038 (f)	22		2
Series 2008-28, Class QS, IF, 14.51%, 4/25/2038 (f)	35		41
Series 2008-46, Class HI, IO, 1.55%, 6/25/2038 (f)	65		3
Series 2009-69, PO, 9/25/2039	53		47
Series 2009-103, Class MB, 3.92%, 12/25/2039 (f)	85		91
Series 2010-71, Class HJ, 5.50%, 7/25/2040	180		196
Series 2011-118, Class MT, 7.00%, 11/25/2041	209		237
Series 2011-118, Class NT, 7.00%, 11/25/2041	192		215
Series 2013-101, Class DO, PO, 10/25/2043	316		241
Series 2013-128, PO, 12/25/2043	296		232
FNMA REMIC Trust
Series 2007-W7, Class 1A4, HB, IF, 26.79%, 7/25/2037 (f)	9		14
Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (f)	18		20
Series 2003-W1, Class 1A1, 5.42%, 12/25/2042 (f)	91		95
FNMA STRIPS
Series 50, Class 2, IO, 10.50%, 3/25/2019	—	(g)	—	(g)
Series 218, Class 2, IO, 7.50%, 4/25/2023	1		—	(g)
Series 300, Class 1, PO, 9/25/2024	27		25
Series 329, Class 1, PO, 1/25/2033	6		5
FNMA Trust
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	36		41
Series 2005-W3, Class 2AF, 2.28%, 3/25/2045 (f)	115		114
GNMA
Series 1994-7, Class PQ, 6.50%, 10/16/2024	71		74
Series 1999-30, Class S, IF, IO, 6.54%, 8/16/2029 (f)	11		—	(g)
Series 2002-31, Class S, IF, IO, 6.64%, 1/16/2031 (f)	20		3
Series 2002-47, Class PG, 6.50%, 7/16/2032	47		53
Series 2002-47, Class PY, 6.00%, 7/20/2032	56		61
Series 2002-47, Class ZA, 6.50%, 7/20/2032	61		68
Series 2010-14, Class AO, PO, 12/20/2032	31		30
Series 2003-24, PO, 3/16/2033	9		8

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-40, Class TJ, 6.50%, 3/20/2033	211	233
Series 2003-52, Class AP, PO, 6/16/2033	51	43
Series 2004-28, Class S, IF, 13.99%, 4/16/2034 (f)	15	19
Series 2004-73, Class AE, IF, 10.60%, 8/17/2034 (f)	17	18
Series 2004-71, Class SB, IF, 19.26%, 9/20/2034 (f)	28	37
Series 2004-90, Class SI, IF, IO, 4.02%, 10/20/2034 (f)	156	20
Series 2005-68, Class DP, IF, 11.46%, 6/17/2035 (f)	37	41
Series 2005-68, Class KI, IF, IO, 4.22%, 9/20/2035 (f)	291	36
Series 2006-38, Class ZK, 6.50%, 8/20/2036	463	512
Series 2006-59, Class SD, IF, IO, 4.62%, 10/20/2036 (f)	31	3
Series 2007-17, Class JI, IF, IO, 4.75%, 4/16/2037 (f)	117	18
Series 2007-27, Class SA, IF, IO, 4.12%, 5/20/2037 (f)	147	16
Series 2007-45, Class QA, IF, IO, 4.56%, 7/20/2037 (f)	127	15
Series 2007-40, Class SB, IF, IO, 4.67%, 7/20/2037 (f)	210	28
Series 2007-50, Class AI, IF, IO, 4.70%, 8/20/2037 (f)	111	13
Series 2007-53, Class ES, IF, IO, 4.47%, 9/20/2037 (f)	31	4
Series 2007-53, Class SW, IF, 13.97%, 9/20/2037 (f)	28	33
Series 2009-79, Class OK, PO, 11/16/2037	112	97
Series 2007-76, Class SA, IF, IO, 4.45%, 11/20/2037 (f)	64	8
Series 2007-72, Class US, IF, IO, 4.47%, 11/20/2037 (f)	64	8
Series 2009-106, Class ST, IF, IO, 3.92%, 2/20/2038 (f)	224	26
Series 2008-33, Class XS, IF, IO, 5.64%, 4/16/2038 (f)	43	6
Series 2008-40, Class SA, IF, IO, 4.34%, 5/16/2038 (f)	132	17
Series 2008-55, Class SA, IF, IO, 4.12%, 6/20/2038 (f)	80	8
Series 2008-50, Class KB, 6.00%, 6/20/2038	159	177
Series 2008-93, Class AS, IF, IO, 3.62%, 12/20/2038 (f)	88	8
Series 2009-6, Class SA, IF, IO, 4.04%, 2/16/2039 (f)	26	3

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-31, Class TS, IF, IO, 4.22%, 3/20/2039 (f)	99	7
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	40	10
Series 2009-22, Class SA, IF, IO, 4.19%, 4/20/2039 (f)	119	12
Series 2009-92, Class ZC, 5.00%, 10/20/2039	703	766
Series 2011-137, Class WA, 5.56%, 7/20/2040 (f)	266	290
Series 2010-105, Class B, 5.00%, 8/20/2040	946	1,011
Series 2010-130, Class CP, 7.00%, 10/16/2040	75	84
Series 2013-91, Class WA, 4.48%, 4/20/2043 (f)	529	539
Series 2012-H24, Class FA, 2.55%, 3/20/2060 (f)	5	5
Series 2013-H03, Class FA, 2.40%, 8/20/2060 (f)	9	9
Series 2012-H21, Class DF, 2.75%, 5/20/2061 (f)	30	30
Series 2012-H26, Class MA, 2.65%, 7/20/2062 (f)	36	36
Series 2012-H29, Class FA, 2.61%, 10/20/2062 (f)	615	617
Series 2014-H15, Class FA, 2.60%, 7/20/2064 (f)	687	691
Series 2014-H17, Class FC, 2.60%, 7/20/2064 (f)	617	620
Series 2015-H15, Class FJ, 2.54%, 6/20/2065 (f)	620	622
Series 2015-H18, Class FA, 2.55%, 6/20/2065 (f)	542	543
Series 2015-H20, Class FA, 2.57%, 8/20/2065 (f)	574	577
Series 2015-H26, Class FG, 2.62%, 10/20/2065 (f)	689	693
GSR Mortgage Loan Trust
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	85	98
Impac Secured Assets CMN Owner Trust
Series 2002-2, Class APO, PO, 4/25/2033 ‡	39	28
JP Morgan Mortgage Trust
Series 2003-A1, Class 1A1, 3.65%, 10/25/2033 (f)	232	235
Series 2006-A2, Class 5A3, 3.79%, 11/25/2033 (f)	77	79
Series 2006-A2, Class 4A1, 4.48%, 8/25/2034 (f)	22	22

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.95%, 4/21/2034 (f)	66		68
Series 2004-3, Class 4A2, 3.51%, 4/25/2034 (f)	25		23
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2		2
Series 2005-6, Class 3A1, 5.50%, 11/25/2020	35		34
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	160		166
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	108		111
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	12		10
MASTR Asset Securitization Trust
Series 2004-8, PO, 8/25/2019 ‡	1		—	(g)
MASTR Resecuritization Trust
Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (a)	13		10
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 2.68%, 10/25/2028 (f)	142		141
Series 2004-A, Class A1, 2.52%, 4/25/2029 (f)	45		44
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (f)	42		42
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 3A, 2.40%, 12/8/2020	28		28
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7
Series 2003-A1, Class A1, 5.50%, 5/25/2033	8		8
Series 2003-A1, Class A2, 6.00%, 5/25/2033	18		18
RALI Trust
Series 2002-QS8, Class A5, 6.25%, 6/25/2017	2		2
Series 2002-QS16, Class A3, IF, 12.31%, 10/25/2017 (f)	—	(g)	—	(g)
Series 2003-QS3, Class A2, IF, 11.96%, 2/25/2018 (f)	—	(g)	—	(g)
Series 2003-QS9, Class A3, IF, IO, 5.49%, 5/25/2018 ‡ (f)	1		—	(g)
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	9		9
Reperforming Loan REMIC Trust
Series 2005-R1, Class 2APO, PO, 3/25/2035 ‡ (a)	61		53
Residential Asset Securitization Trust
Series 2003-A14, Class A1, 4.75%, 2/25/2019	1		1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	54		55

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	186	200
Series 1994-1, Class 1, 5.31%, 2/15/2024 (f)	116	121
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	172	188
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	56	61
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	238	261
Series 1998-1, Class 2E, 7.00%, 3/15/2028	56	62
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR5, Class A7, 4.09%, 6/25/2033 (f)	54	55
Series 2004-AR3, Class A2, 3.95%, 6/25/2034 (f)	32	32
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-4, Class CB7, 5.50%, 6/25/2035	142	137
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1, 5.75%, 2/25/2033	5	5
Series 2003-MS7, Class P, PO, 3/25/2033 ‡	1	1
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 3.68%, 11/25/2033 (f)	24	24
Series 2004-P, Class 2A1, 4.62%, 9/25/2034 (f)	103	106
Series 2004-EE, Class 3A1, 4.24%, 12/25/2034 (f)	38	39
Series 2005-AR3, Class 1A1, 4.35%, 3/25/2035 (f)	160	165

Total Collateralized Mortgage Obligations (Cost $26,278)		26,587

Asset-Backed Securities — 9.6%
Ally Auto Receivables Trust
Series 2018-2, Class A3, 2.92%, 11/15/2022	246	246
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 1/15/2023	133	137
Series 2016-3, Class AA, 3.00%, 10/15/2028	78	73
American Credit Acceptance Receivables Trust
Series 2018-1, Class A, 2.72%, 3/10/2021 (a)	61	61
Series 2015-2, Class C, 4.32%, 5/12/2021 (a)	175	176
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A3, 1.90%, 3/18/2022	91	90
Series 2018-1, Class A3, 3.07%, 12/19/2022	115	115
Series 2018-2, Class A3, 3.15%, 3/20/2023	148	148
Anchor Assets IX LLC
Series 2016-1, Class A, 5.13%, 2/15/2020 ‡ (a)	750	750

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 ‡ (a)	138	137
Series 2015-2, Class A, 3.34%, 11/15/2048 (a)	159	158
Bear Stearns Asset-Backed Securities Trust
Series 2006-SD1, Class A, 2.43%, 4/25/2036 ‡ (f)	8	8
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	66	66
CarFinance Capital Auto Trust
Series 2015-1A, Class A, 1.75%, 6/15/2021 (a)	6	6
CarMax Auto Owner Trust
Series 2018-2, Class A3, 2.98%, 1/17/2023	136	136
Series 2018-3, Class A3, 3.13%, 6/15/2023	234	234
Citi Held For Asset Issuance
Series 2016-MF1, Class B, 6.64%, 8/15/2022 (a)	270	272
Continental Airlines Pass-Through Trust
Series 1999-2, Class A-1, 7.26%, 3/15/2020	9	9
CPS Auto Receivables Trust
Series 2015-B, Class C, 4.20%, 5/17/2021 (a)	425	429
Series 2017-C, Class B, 2.30%, 7/15/2021 (a)	100	99
Series 2015-C, Class D, 4.63%, 8/16/2021 ‡ (a)	310	315
CPS Auto Trust
Series 2018-C, Class A, 2.87%, 9/15/2021 (a)	96	96
Credit Acceptance Auto Loan Trust
Series 2015-2A, Class C, 3.76%, 2/15/2024 (a)	250	250
Series 2018-2A, Class A, 3.47%, 5/17/2027 (a)	250	251
CVS Pass-Through Trust 5.93%, 1/10/2034 (a)	46	49
Delta Air Lines Pass-Through Trust
Series 2010-2, Class A, 4.95%, 5/23/2019	25	25
Drive Auto Receivables Trust
Series 2015-BA, Class D, 3.84%, 7/15/2021 (a)	316	318
Series 2018-3, Class A3, 3.01%, 11/15/2021	106	106
Series 2015-AA, Class D, 4.12%, 7/15/2022 (a)	177	179
Series 2015-DA, Class D, 4.59%, 1/17/2023 ‡ (a)	220	223
Series 2018-2, Class C, 3.63%, 8/15/2024	100	100

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DT Auto Owner Trust
Series 2017-3A, Class B, 2.40%, 5/17/2021 (a)	61	61
Series 2018-2A, Class A, 2.84%, 9/15/2021 (a)	173	173
Series 2015-2A, Class D, 4.25%, 2/15/2022 (a)	265	266
Exeter Automobile Receivables Trust
Series 2016-1A, Class C, 5.52%, 10/15/2021 (a)	310	316
Series 2018-3A, Class A, 2.90%, 1/18/2022 (a)	146	146
Series 2016-2A, Class B, 3.64%, 2/15/2022 (a)	329	331
Federal Express Corp. Pass-Through Trust
Series 1998, 6.72%, 1/15/2022	333	349
First Investors Auto Owner Trust
Series 2015-2A, Class D, 4.22%, 12/15/2021 (a)	100	101
Series 2018-1A, Class A2, 3.22%, 1/17/2023 (a)	68	68
FirstKey Lending Trust
Series 2015-SFR1, Class B, 3.42%, 3/9/2047 ‡ (a)	58	58
Flagship Credit Auto Trust
Series 2014-2, Class B, 2.84%, 11/16/2020 (a)	8	8
Series 2014-2, Class C, 3.95%, 12/15/2020 (a)	44	44
Series 2015-3, Class B, 3.68%, 3/15/2022 (a)	114	114
Series 2015-3, Class C, 4.65%, 3/15/2022 (a)	113	115
Series 2016-1, Class C, 6.22%, 6/15/2022 (a)	400	415
Series 2018-2, Class A, 2.97%, 10/17/2022 (a)	174	173
Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	104	104
GE Capital Mortgage Services, Inc. Trust
Series 1999-HE1, Class M, 6.70%, 4/25/2029 ‡ (f)	28	24
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.73%, 10/15/2020 (a)	16	16
GM Financial Automobile Leasing Trust
Series 2017-3, Class A3, 2.01%, 11/20/2020	40	40
Series 2018-2, Class A3, 3.06%, 6/21/2021	117	117
Series 2018-1, Class A4, 2.68%, 12/20/2021	76	75
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3, 2.81%, 12/16/2022	134	133

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GMAT Trust
Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (a) (d)	22	22
Gold Key Resorts LLC
Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	55	54
Honda Auto Receivables Owner Trust
Series 2017-3, Class A3, 1.79%, 9/20/2021	60	59
Series 2018-2, Class A3, 3.01%, 5/18/2022	128	128
Hyundai Auto Lease Securitization Trust
Series 2018-B, Class A4, 3.20%, 6/15/2022 (a)	127	127
Hyundai Auto Receivables Trust
Series 2017-B, Class A3, 1.77%, 1/18/2022	200	197
Series 2018-A, Class A3, 2.79%, 7/15/2022	78	78
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	1,230	1,230
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	164	164
OneMain Financial Issuance Trust
Series 2015-2A, Class A, 2.57%, 7/18/2025 (a)	40	40
Series 2015-2A, Class B, 3.10%, 7/18/2025 ‡ (a)	233	233
Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	171	171
Oportun Funding VIII LLC
Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	491	489
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (a)	853	842
Series 2015-SFR2, Class B, 3.14%, 6/12/2032 ‡ (a)	351	348
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (a)	781	774
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (a)	200	203
Santander Drive Auto Receivables Trust
Series 2018-3, Class A3, 3.03%, 2/15/2022	62	62
Series 2018-4, Class A3, 3.01%, 3/15/2022	49	49
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2, 3.46%, 1/25/2036 ‡ (d)	31	28
Spirit Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.38%, 2/15/2030	45	44
Springleaf Funding Trust
Series 2015-AA, Class A, 3.16%, 11/15/2024 (a)	224	224

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Toyota Auto Receivables Owner Trust
Series 2016-A, Class A3, 1.25%, 3/16/2020	138		138
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	117		110
VOLT XL LLC
Series 2015-NP14, Class A1, 4.37%, 11/27/2045 ‡ (a) (d)	57		57
Westlake Automobile Receivables Trust
Series 2015-3A, Class D, 4.40%, 5/17/2021 (a)	194		195
World Omni Auto Receivables Trust
Series 2015-A, Class A3, 1.34%, 5/15/2020	2		2
Series 2017-B, Class A3, 1.95%, 2/15/2023	104		102

Total Asset-Backed Securities (Cost $14,660)			14,679

Mortgage-Backed Securities — 9.6%
FHLMC
Pool # 785618, ARM, 4.25%, 7/1/2026 (f)	9		9
Pool # 611141, ARM, 3.61%, 1/1/2027 (f)	16		17
Pool # 1B2656, ARM, 3.54%, 12/1/2034 (f)	85		90
Pool # 1G2557, ARM, 4.30%, 6/1/2036 (f)	108		114
Pool # 1A1085, ARM, 3.83%, 8/1/2036 (f)	87		90
Pool # 1Q0105, ARM, 4.14%, 9/1/2036 (f)	44		46
Pool # 1B7242, ARM, 4.25%, 9/1/2036 (f)	55		58
Pool # 1Q0737, ARM, 3.67%, 11/1/2036 (f)	39		41
Pool # 1N1511, ARM, 3.91%, 1/1/2037 (f)	38		39
Pool # 1J1543, ARM, 4.26%, 2/1/2037 (f)	39		41
Pool # 1Q0739, ARM, 4.19%, 3/1/2037 (f)	59		62
Pool # 1Q0722, ARM, 4.09%, 4/1/2038 (f)	41		43
FHLMC Gold Pools, 15 Year, Single Family
Pool # G11695, 6.50%, 2/1/2019	—	(g)	—	(g)
Pool # G12251, 4.00%, 6/1/2019	5		5
Pool # G12825, 6.50%, 3/1/2022	12		12
FHLMC Gold Pools, 20 Year, Single Family
Pool # C90985, 6.50%, 8/1/2026	11		12
FHLMC Gold Pools, 30 Year, Single Family
Pool # A01047, 8.00%, 7/1/2020	—	(g)	—	(g)
Pool # G00245, 8.00%, 8/1/2024	2		2
Pool # C00376, 8.00%, 11/1/2024	1		1
Pool # C00414, 7.50%, 8/1/2025	3		3
Pool # C00452, 7.00%, 4/1/2026	3		4
Pool # G00981, 8.50%, 7/1/2028	8		9
Pool # A17537, 6.00%, 1/1/2034	31		34
Pool # G02682, 7.00%, 2/1/2037	25		28
Pool # Q58054, 4.50%, 11/1/2046(h)	400		417
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	30		32

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC Gold Pools, Other
Pool # L10151, 6.00%, 2/1/2033	27		29
Pool # U80336, 3.50%, 5/1/2033	557		562
Pool # U90690, 3.50%, 6/1/2042	272		271
Pool # U90975, 4.00%, 6/1/2042	270		277
Pool # U91427, 3.50%, 5/1/2043	741		741
FNMA
Pool # 116612, ARM, 3.62%, 3/1/2019 (f)	—	(g)	—	(g)
Pool # 54844, ARM, 2.59%, 9/1/2027 (f)	4		3
Pool # 303532, ARM, 4.01%, 3/1/2029 (f)	3		3
Pool # 745446, ARM, 3.85%, 4/1/2033 (f)	54		57
Pool # 746299, ARM, 3.56%, 9/1/2033 (f)	72		76
Pool # 743546, ARM, 3.27%, 11/1/2033 (f)	50		52
Pool # 735332, ARM, 3.83%, 8/1/2034 (f)	72		76
Pool # 790964, ARM, 3.35%, 9/1/2034 (f)	76		79
Pool # 896463, ARM, 4.12%, 10/1/2034 (f)	68		72
Pool # 816361, ARM, 3.21%, 1/1/2035 (f)	103		109
Pool # 810896, ARM, 3.92%, 1/1/2035 (f)	55		57
Pool # 816597, ARM, 3.48%, 2/1/2035 (f)	36		38
Pool # 816594, ARM, 3.79%, 2/1/2035 (f)	58		60
Pool # 745862, ARM, 4.16%, 4/1/2035 (f)	47		50
Pool # 838972, ARM, 4.13%, 8/1/2035 (f)	9		9
Pool # 832801, ARM, 3.30%, 9/1/2035 (f)	80		84
Pool # 843026, ARM, 3.50%, 9/1/2035 (f)	91		94
Pool # 920340, ARM, 4.77%, 2/1/2036 (f)	43		45
Pool # 886558, ARM, 3.64%, 8/1/2036 (f)	18		19
Pool # 893424, ARM, 3.40%, 9/1/2036 (f)	44		46
Pool # 913984, ARM, 3.84%, 2/1/2037 (f)	26		27
Pool # 915645, ARM, 4.37%, 2/1/2037 (f)	59		62
Pool # 887094, ARM, 4.48%, 7/1/2046 (f)	62		66
FNMA, 15 Year, Single Family
Pool # 742078, 4.50%, 3/1/2019	2		2
Pool # 761326, 5.00%, 4/1/2019	11		12
Pool # 782005, 4.00%, 5/1/2019	2		2
Pool # 780956, 4.50%, 5/1/2019	7		7
Pool # 735386, 5.50%, 1/1/2020	3		3
Pool # 889265, 5.50%, 6/1/2020	—	(g)	—	(g)
Pool # 735911, 6.50%, 8/1/2020	2		2
Pool # 745406, 6.00%, 3/1/2021	23		23
Pool # 995381, 6.00%, 1/1/2024	39		41
FNMA, 20 Year, Single Family
Pool # 254305, 6.50%, 5/1/2022	28		31
FNMA, 30 Year, FHA/VA
Pool # 426839, 9.50%, 12/1/2018	—	(g)	—	(g)
Pool # 252409, 6.50%, 3/1/2029	13		14
Pool # 752786, 6.00%, 9/1/2033	11		12

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FNMA, 30 Year, Single Family
Pool # 70825, 8.00%, 3/1/2021	—	(g)	—	(g)
Pool # 189190, 7.50%, 11/1/2022	3		3
Pool # 479469, 10.00%, 2/1/2024	1		1
Pool # 250066, 8.00%, 5/1/2024	1		1
Pool # 250103, 8.50%, 7/1/2024	3		3
Pool # 303031, 7.50%, 10/1/2024	1		1
Pool # 308499, 8.50%, 5/1/2025	—	(g)	—	(g)
Pool # 695533, 8.00%, 6/1/2027	7		8
Pool # 313687, 7.00%, 9/1/2027	2		2
Pool # 755973, 8.00%, 11/1/2028	14		16
Pool # 598559, 6.50%, 8/1/2031	17		18
Pool # 649624, 7.00%, 8/1/2032	1		1
Pool # 995409, 8.00%, 11/1/2032	171		199
Pool # 675555, 6.00%, 12/1/2032	28		30
Pool # 674349, 6.00%, 3/1/2033	13		13
Pool # 702901, 6.00%, 5/1/2033	53		59
Pool # 723852, 5.00%, 7/1/2033	33		35
Pool # 729296, 5.00%, 7/1/2033	59		63
Pool # 721535, 5.00%, 7/1/2033	77		82
Pool # 713700, 4.50%, 8/1/2033	29		31
Pool # 737825, 6.00%, 9/1/2033	13		15
Pool # 725027, 5.00%, 11/1/2033	56		60
Pool # 725017, 5.50%, 12/1/2033	49		55
Pool # AA0922, 6.00%, 9/1/2036	82		91
Pool # 986648, 6.00%, 9/1/2037	35		39
Pool # AD9151, 5.00%, 8/1/2040	219		235
FNMA, Other
Pool # 467630, 4.30%, 4/1/2021	738		759
Pool # 468058, 4.39%, 5/1/2021	466		479
Pool # AL0569, 4.26%, 6/1/2021	304		312
Pool # AM1802, 2.24%, 12/1/2022	465		451
Pool # AM4466, 3.76%, 10/1/2023	474		485
Pool # AM6381, 3.29%, 8/1/2026	1,000		999
Pool # AM7485, 3.24%, 12/1/2026	1,000		990
Pool # AM7515, 3.34%, 2/1/2027	500		500
Pool # AM8529, 3.03%, 4/1/2027	1,000		979
Pool # AM8432, 2.79%, 5/1/2027	1,000		961
Pool # 109707, 3.80%, 9/1/2033(h)	255		258
Pool # 888408, 6.00%, 3/1/2037	31		33
Pool # 257172, 5.50%, 4/1/2038	14		14
Pool # MA1125, 4.00%, 7/1/2042	491		502
GNMA I, 30 Year, Single Family
Pool # 286315, 9.00%, 2/15/2020	—	(g)	—	(g)
Pool # 313110, 7.50%, 11/15/2022	—	(g)	—	(g)
Pool # 352108, 7.00%, 8/15/2023	1		1
Pool # 363030, 7.00%, 9/15/2023	31		33

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 352022, 7.00%, 11/15/2023	2		2
Pool # 366706, 6.50%, 1/15/2024	8		9
Pool # 371281, 7.00%, 2/15/2024	16		16
Pool # 782507, 9.50%, 10/15/2024	10		10
Pool # 780029, 9.00%, 11/15/2024	1		1
Pool # 780965, 9.50%, 12/15/2025	3		3
Pool # 442119, 7.50%, 11/15/2026	2		3
Pool # 411829, 7.50%, 7/15/2027	4		4
Pool # 468149, 8.00%, 8/15/2028	2		2
Pool # 468236, 6.50%, 9/15/2028	39		43
Pool # 486537, 7.50%, 9/15/2028	4		4
Pool # 466406, 6.00%, 11/15/2028	25		27
Pool # 607645, 6.50%, 2/15/2033	13		14
Pool # 781614, 7.00%, 6/15/2033	19		22
Pool # 782615, 7.00%, 6/15/2035	66		74
Pool # 782025, 6.50%, 12/15/2035	79		89
Pool # 681638, 6.00%, 12/15/2038	100		108
GNMA II, 30 Year, Single Family
Pool # 1974, 8.50%, 3/20/2025	1		1
Pool # 1989, 8.50%, 4/20/2025	5		5
Pool # 2006, 8.50%, 5/20/2025	4		4
Pool # 2141, 8.00%, 12/20/2025	1		1
Pool # 2234, 8.00%, 6/20/2026	1		2
Pool # 2270, 8.00%, 8/20/2026	2		2
Pool # 2285, 8.00%, 9/20/2026	2		2
Pool # 2324, 8.00%, 11/20/2026	1		1
Pool # 2499, 8.00%, 10/20/2027	4		4
Pool # 2512, 8.00%, 11/20/2027	3		3
Pool # 2525, 8.00%, 12/20/2027	1		1
Pool # 2549, 7.50%, 2/20/2028	1		1
Pool # 2562, 6.00%, 3/20/2028	18		20
Pool # 2606, 8.00%, 6/20/2028	1		2
Pool # 2633, 8.00%, 8/20/2028	—	(g)	—	(g)
Pool # 2646, 7.50%, 9/20/2028	5		5
Pool # 4245, 6.00%, 9/20/2038	93		102
Pool # BA7567, 4.50%, 5/20/2048	379		395
GNMA II, Other
Pool # AD0860, 3.50%, 11/20/2033	469		475

Total Mortgage-Backed Securities (Cost $14,737)			14,696

Commercial Mortgage-Backed Securities — 3.6%
20 Times Square Trust
Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (f)	145		142
CD Commercial Mortgage Trust
Series 2007-CD4, Class XC, IO, 0.68%, 12/11/2049 ‡ (a) (f)	76		1

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Mortgage Trust
Series 2014-PAT, Class A, 2.87%, 8/13/2027 (a) (f)	132	132
Series 2014-TWC, Class A, 2.92%, 2/13/2032 (a) (f)	400	400
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	285
FHLMC Multifamily Structured Pass-Through Certificates
Series KF12, Class A, 2.78%, 9/25/2022 (f)	247	247
Series KSMC, Class A2, 2.62%, 1/25/2023	500	491
Series K069, Class A2, 3.19%, 9/25/2027 (f)	500	492
FNMA ACES
Series 2012-M11, Class FA, 2.58%, 8/25/2019 (f)	79	80
Series 2010-M3, Class A3, 4.33%, 3/25/2020 (f)	312	316
Series 2015-M17, Class FA, 3.01%, 11/25/2022 (f)	396	400
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (f)	444	451
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (f)	636	631
Series 2015-M7, Class A2, 2.59%, 12/25/2024	820	791
UBS-BAMLL Trust
Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	116	116
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 5/10/2063	104	105
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (a)	500	506

Total Commercial Mortgage-Backed Securities (Cost $5,630)		5,586

U.S. Government Agency Securities — 0.8%
FNMA 1.83%, 10/9/2019 (e)	85	83
Resolution Funding Corp. STRIPS 1.61%, 10/15/2019 (e)	165	160
1.74%, 7/15/2020 (e)	250	238
1.23%, 1/15/2021 (e)	330	309
DN, 2.92%, 1/15/2026 (e)	90	71
DN, 2.74%, 10/15/2027 (e)	80	59
Tennessee Valley Authority STRIPS 4.64%, 5/1/2019 (e)	333	327

Total U.S. Government Agency Securities (Cost $1,269)		1,247

Foreign Government Securities — 0.2%
United Mexican States (Mexico) 3.63%, 3/15/2022 (Cost $250)	244	244

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.04% (i) (j) (Cost $1,201)	1,201	1,201

Total Investments — 100.0% (Cost $154,471)		153,534
Liabilities in Excess of Other Assets — 0.0% (c)		(46)

Net Assets — 100.0%		153,488

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2018.
DN	Discount Notes
ESOP	Employee Stock Ownership Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit

SCA	Limited partnership with share capital
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2018.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2018.
(e)	The rate shown is the effective yield as of August 31, 2018.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2018.
(g)	Amount rounds to less than one thousand.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2018.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2018

(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,030,092	$152,333
Investments in affiliates, at value	6,448	1,201
Receivables:
Investment securities sold	772	19
Interest from non-affiliates	9,675	684
Dividends from affiliates	51	2

Total Assets	2,047,038	154,239

LIABILITIES:
Payables:
Due to custodian	362	1
Investment securities purchased	—	1
Investment securities purchased — delayed delivery securities	—	676
Accrued liabilities:
Investment advisory fees	212	— (a)
Custodian and accounting fees	88	31
Audit fees	43	37
Other	46	5

Total Liabilities	751	751

Net Assets	$2,046,287	$153,488

NET ASSETS:
Paid-in-Capital	$2,039,847	$155,422
Accumulated undistributed (distributions in excess of) net investment income	62	(12)
Accumulated net realized gains (losses)	4,842	(985)
Net unrealized appreciation (depreciation)	1,536	(937)

Total Net Assets	$2,046,287	$153,488

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	205,472	16,017
Net asset value, offering and redemption price per share (b)	$9.96	$9.58

Cost of investments in non-affiliates	$2,028,558	$153,270
Cost of investments in affiliates	6,446	1,201

(a)	Amount rounds to less than one thousand.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2018 (Unaudited)

(Amounts in thousands)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$38,661	$2,559
Interest income from affiliates	— (a)	—
Dividend income from affiliates	295	29

Total investment income	38,956	2,588

EXPENSES:
Investment advisory fees	3,324	240
Administration fees	1,108	80
Custodian and accounting fees	118	56
Professional fees	48	32
Trustees’ and Chief Compliance Officer’s fees	16	12
Printing and mailing costs	11	1
Transfer agency fees	9	1
Other	109	9

Total expenses	4,743	431

Less fees waived	(3,112)	(315)

Net expenses	1,631	116

Net investment income (loss)	37,325	2,472

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	218	(205)
Investments in affiliates	6	— (a)

Net realized gain (loss)	224	(205)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(14,752)	(638)
Investments in affiliates	2	— (a)

Change in net unrealized appreciation/depreciation	(14,750)	(638)

Net realized/unrealized gains (losses)	(14,526)	(843)

Change in net assets resulting from operations	$22,799	$1,629

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Core Bond Trust		JPMorgan Intermediate Bond Trust
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$37,325	$89,002	$2,472	$5,154
Net realized gain (loss)	224	22,406	(205)	(632)
Change in net unrealized appreciation/depreciation	(14,750)	(59,398)	(638)	(2,482)

Change in net assets resulting from operations	22,799	52,010	1,629	2,040

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(38,162)	(88,861)	(2,517)	(5,144)
From net realized gains	—	(27,449)	—	(720)

Total distributions to shareholders	(38,162)	(116,310)	(2,517)	(5,864)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	79,638	149,441	—	58,857
Distributions reinvested	35,915	109,911	2,059	4,992
Cost of shares redeemed	(272,705)	(1,135,482)	(9,729)	(79,328)

Change in net assets resulting from capital transactions	(157,152)	(876,130)	(7,670)	(15,479)

NET ASSETS:
Change in net assets	(172,515)	(940,430)	(8,558)	(19,303)
Beginning of period	2,218,802	3,159,232	162,046	181,349

End of period	$2,046,287	$2,218,802	$153,488	$162,046

Accumulated undistributed (distributions in excess of) net investment income	$62	$899	$(12)	$33

SHARE TRANSACTIONS:
Issued	7,947	14,419	—	5,993
Reinvested	3,602	10,645	215	507
Redeemed	(27,361)	(109,586)	(1,017)	(8,055)

Change in Shares	(15,812)	(84,522)	(802)	(1,555)

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Six Months Ended August 31, 2018 (Unaudited)	$10.03	$0.17	(e)	$(0.07)	$0.10	$(0.17)	$—	$(0.17)
Year Ended February 28, 2018	10.33	0.35	(e)	(0.18)	0.17	(0.35)	(0.12)	(0.47)
Year Ended February 28, 2017	10.58	0.33	(e)	(0.14)	0.19	(0.34)	(0.10)	(0.44)
Year Ended February 29, 2016	10.69	0.32	(e)	(0.07)	0.25	(0.33)	(0.03)	(0.36)
Year Ended February 28, 2015	10.57	0.36		0.15	0.51	(0.36)	(0.03)	(0.39)
Year Ended February 28, 2014	10.89	0.38		(0.32)	0.06	(0.37)	(0.01)	(0.38)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$9.96	1.05%	$2,046,287	0.15%	3.37%	0.43%	11%
10.03	1.59	2,218,802	0.15	3.36	0.43	18
10.33	1.78	3,159,232	0.15	3.15	0.42	16
10.58	2.35	4,210,606	0.14	3.03	0.42	22
10.69	4.88	3,981,012	0.14	3.36	0.42	19
10.57	0.58	3,865,134	0.14	3.60	0.42	18

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Intermediate Bond Trust
Six Months Ended August 31, 2018 (Unaudited)	$9.63	$0.15	(e)	$(0.05)	$0.10	$(0.15)	$—	$(0.15)
Year Ended February 28, 2018	9.87	0.30	(e)	(0.20)	0.10	(0.30)	(0.04)	(0.34)
Year Ended February 28, 2017	10.37	0.29	(e)	(0.15)	0.14	(0.30)	(0.34)	(0.64)
Year Ended February 29, 2016	10.40	0.26	(e)	(0.01)	0.25	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2015	10.41	0.30		0.04	0.34	(0.30)	(0.05)	(0.35)
Year Ended February 28, 2014	10.68	0.32		(0.26)	0.06	(0.32)	(0.01)	(0.33)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$9.58	1.08%	$153,488	0.15%	3.09%	0.54%	21%
9.63	1.00	162,046	0.15	3.00	0.53	56
9.87	1.33	181,349	0.15	2.85	0.48	32
10.37	2.47	453,013	0.14	2.53	0.46	27
10.40	3.29	377,349	0.14	2.90	0.47	25
10.41	0.53	348,655	0.14	3.07	0.46	17

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are two separate diversified series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report commenced operations on February 7, 2005: JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust.

The investment objective of JPMorgan Core Bond Trust (“Core Bond Trust”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of JPMorgan Intermediate Bond Trust (“Intermediate Bond Trust”) is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, thus, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Trust and Intermediate Bond Trust at August 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$173,549	$73,067	$246,616
Collateralized Mortgage Obligations	—	284,029	9,516	293,545
Commercial Mortgage-Backed Securities	—	96,883	2,469	99,352
Corporate Bonds
Capital Markets	—	50,035	106	50,141
Other Corporate Bonds	—	427,347	—	427,347

Total Corporate Bonds	—	477,382	106	477,488

Foreign Government Securities	—	10,598	—	10,598
Mortgage-Backed Securities	—	328,007	—	328,007
Municipal Bonds	—	10,589	—	10,589
Supranational	—	3,164	—	3,164
U.S. Government Agency Securities	—	29,417	—	29,417
U.S. Treasury Obligations	—	531,316	—	531,316
Short-Term Investments
Investment Companies	6,448	—	—	6,448

Total Investments in Securities	$6,448	$1,944,934	$85,158	$2,036,540

Intermediate Bond Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$10,472	$4,207	$14,679
Collateralized Mortgage Obligations	—	26,728	117	26,845
Commercial Mortgage-Backed Securities	—	5,585	1	5,586
Corporate Bonds
Capital Markets	—	4,520	8	4,528
Other Corporate Bonds	—	44,482	—	44,482

Total Corporate Bonds	—	49,002	8	49,010

Foreign Government Securities	—	244	—	244
Mortgage-Backed Securities	—	14,438	—	14,438
U.S. Government Agency Securities	—	1,247	—	1,247
U.S. Treasury Obligations	—	40,284	—	40,284
Short-Term Investments
Investment Companies	1,201	—	—	1,201

Total Investments in Securities	$1,201	$148,000	$4,333	$153,534

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

For each of the Funds, there were no significant transfers among any levels during the six months ended August 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of February 28, 2018	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018
Investments in Securities:
Asset-Backed Securities	$91,372	$95		$(267)	$(32)	$3,767		$(15,312)	$1,732	$(8,288)	$73,067
Collateralized Mortgage Obligations	10,130	6		(216)	(396)	454		(2,015)	1,553	—	9,516
Commercial Mortgage-Backed Securities	6,785	218		(255)	(65)	2		(5,422)	1,206	—	2,469
Corporate Bonds — Capital Markets	158	—	(a)	— (a)	— (a)	—		(52)	—	—	106
Loan Assignments — Hotels, Restaurants & Leisure	2,289	76		(26)	2	—		(2,341)	—	—	—

	$110,734	$395		$(764)	$(491)	$4,223		$(25,142)	$4,491	$(8,288)	$85,158

Intermediate Bond Trust	Balance as of February 28, 2018	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018
Investments in Securities:
Asset-Backed Securities	$5,171	$15		$(19)	$— (a)	$63		$(913)	$95	$(205)	$4,207
Collateralized Mortgage Obligations	219	—	(a)	—	1	—	(a)	(114)	11	—	117
Commercial Mortgage-Backed Securities	604	—		— (a)	(1)	1		(603)	—	—	1
Corporate Bonds — Capital Markets	12	—	(a)	— (a)	— (a)	—		(4)	—	—	8

	$6,006	$15		$(19)	$—	$64		$(1,634)	$106	$(205)	$4,333

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2018, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$(667)
Intermediate Bond Trust	(8)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$34,504	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (3.58%)
			Constant Default Rate	0.00% - 30.00% (0.30%)
			Yield (Discount Rate of Cash Flows)	2.46% - 8.14% (3.80%)

Asset-Backed Securities	34,504

	5,386	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 28.00% (11.77%)
			PSA Prepayment Model	254.00% (254.00%)
			Constant Default Rate	0.00% - 12.68% (3.29%)
			Yield (Discount Rate of Cash Flows)	–84.47% - 56.66% (7.21%)

Collateralized Mortgage Obligations	5,386

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

	Fair Value at August 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	2,036	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (21.49%)
			Yield (Discount Rate of Cash Flows)	2.56% - 7.87% (4.46%)

Commercial Mortgage-Backed Securities	2,036

	106	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.11% (4.11%)
			Liquidity Discount	0.50% (0.50%)

Corporate Bonds	106

Total	$42,032

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2018, the value of these investments was approximately $43,126,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Intermediate Bond Trust Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$2,226	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (4.20%)
			Constant Default Rate	0.00% - 30.00% (0.39%)
			Yield (Discount Rate of Cash Flows)	2.46% - 8.14% (3.44%)

Asset-Backed Securities	2,226

	106	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 28.00% (9.43%)
			Constant Default Rate	0.00% - 5.91% (4.31%)
			Yield (Discount Rate of Cash Flows)	(0.44%) - 13.80% (1.91%)

Collateralized Mortgage Obligations	106

	1	Discounted Cash Flow	Constant Prepayment Rate	35.00% (35.00%)
			Yield (Discount Rate of Cash Flows)	3.95% (3.95%)

Commercial Mortgage-Backed Securities	1

	8	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.11% (4.11%)
			Liquidity Discount	0.50% (0.50%)

Corporate Bonds	8

Total	$2,341

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2018, the value of these investments was approximately $1,992,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of August 31, 2018, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Intermediate Bond Trust purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until settlement date.

Intermediate Bond Trust had when-issued securities, forward commitments or delayed delivery securities outstanding as of August 31, 2018, which are shown as Payable for Investment securities purchased — delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2018 are detailed in the SOIs.

D. Loan Assignments — Core Bond Trust may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

E. Unfunded Commitments — Core Bond Trust may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.

At August 31, 2018, the Fund did not have any outstanding unfunded loan commitments.

F. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the tables below are exchanges between certain share classes of the Underlying Funds. Such exchanges are not treated as purchases and sales for the purpose of recognizing realized gains (losses) or portfolio turnover. Amounts in the tables below are in thousands.

Core Bond Trust

For the six months ended August 31, 2018
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2018	Shares at August 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.04% (a) (b)	$8,579	$264,956	$267,095	$6	$2	$6,448	6,446	$295	$—

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

Intermediate Bond Trust

For the six months ended August 31, 2018
Security Description	Value at February 28, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at August 31, 2018	Shares at August 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.04% (a) (b)	$3,630	$20,221	$22,650	$—	(c)	$—	(c)	$1,201	1,201	$29	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2018.
(c)	Amount rounds to less than one thousand.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest income from non-affiliates on the Statements of Operations.

H. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.30%
Intermediate Bond Trust	0.30

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

Statements of Operations. Prior to March 1, 2018, payments to the custodian were reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the six months ended August 31, 2018, and are in place until at least until June 30, 2019.

For the six months ended August 31, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total
Core Bond Trust	$1,974	$1,108	$3,082
Intermediate Bond Trust	231	80	311

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser and Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended August 31, 2018 were as follows (amounts in thousands):

Core Bond Trust	$30
Intermediate Bond Trust	4

F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2018, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2018, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2018, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$104,741	$322,999	$119,064	$51,774
Intermediate Bond Trust	12,497	19,972	19,644	18,852

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2018 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,035,004	$33,594	$32,058	$1,536
Intermediate Bond Trust	154,471	1,232	2,169	(937)

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

For the year ended February 28, 2018, the following Funds deferred to March 1, 2018 post-October capital losses of:

Net Capital Losses Short-Term
Core Bond Trust	$251
Intermediate Bond Trust	117

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended August 31, 2018.

Core Bond Trust and Intermediate Bond Trust, along with certain other trusts (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 14, 2018, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2018, Intermediate Bond Trust had four individual shareholder accounts which collectively represented 60.9% of the Fund’s net assets. Significant shareholder transactions by these accounts may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2018 (Unaudited) (continued)

other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has been raising interest rates and may continue to do so, the Funds may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments are comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

8. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 requires that the premium be amortized to the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of these changes on the financial statements, if any.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. Management is currently evaluating the implications of these changes.

9. Subsequent Event

Effective October 5, 2018, the Funds may engage in securities lending to broker dealers or other financial institutions approved by the Funds. Citibank N. A. serves as lending agent for the Funds.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, March 1, 2018, and continued to hold your shares at the end of the reporting period, August 31, 2018.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Trust
Class A
Actual	$1,000.00	$1,010.50	$0.76	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15

JPMorgan Intermediate Bond Trust
Class A
Actual	$1,000.00	$1,010.80	$0.76	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2018, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 15, 2018.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds, as well as a risk/return assessment of certain Funds as compared to the Funds’ objectives and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by the Adviser in its role as administrator.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that the Adviser earns fees from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that each Fund has implemented fee waivers and contractual expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception and that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has added or enhanced services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), attraction and retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and

AUGUST 31, 2018	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

objective (the “Universe ”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. For Core Bond Trust, the Trustees and Adviser determined that the Peer Group and/or Universe is less meaningful and the independent consultant prepared an analysis of the Fund across various risk and return metrics including tracking error, volatility, total/excess return versus various indices and customized peer group of funds with similar portfolio objectives (as selected by the independent consultant). The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:

The Trustees noted that the Core Bond Trust’s performance was in the second, second and third quintiles based upon the Peer Group, and in the first quintile based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2017, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Intermediate Bond Trust’s performance was in the first quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2017. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the Fee Caps currently in place for each Fund, the net advisory fee rate after taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustee, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that the Core Bond Trust’s net advisory fee and actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Intermediate Bond Trust’s net advisory fee and actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2018

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. August 2018.	SAN-INSTT-818

ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6.	INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 07, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 07, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 07, 2018